================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERE
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05059

                                 HighMark Funds
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             San Francisco, CA 94104
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-433-6884

                     Date of fiscal year end: July 31, 2010

                    Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

        The Schedule(s) of Investments is attached herewith.


SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 61.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.9%
      Gap                                                  3,390   $     83,835
      International Game Technology                        3,400         71,672
      Kohl's *                                             4,567        251,139
      Las Vegas Sands *                                    7,300        181,478
      NIKE, Cl B                                           2,020        153,338
      Nordstrom                                            2,930        121,097
      Staples                                             11,760        276,713
      Starwood Hotels & Resorts Worldwide                  2,640        143,906
      Tiffany & Co.                                        2,090        101,323
      Yum! Brands                                          3,010        127,684
                                                                   ------------
                                                                      1,512,185
                                                                   ------------
   CONSUMER STAPLES - 7.4%
      Altria Group                                         8,820        186,896
      Avon Products                                        3,550        114,771
      CVS Caremark                                        12,305        454,424
      Kellogg                                              2,835        155,755
      Philip Morris International                          6,120        300,370
      Procter & Gamble                                     5,495        341,569
      Wal-Mart Stores                                      6,405        343,628
                                                                   ------------
                                                                      1,897,413
                                                                   ------------
   ENERGY - 8.8%
      BG Group PLC, SP ADR                                 2,440        211,792
      Cameron International *                              4,655        183,686
      EOG Resources                                        1,420        159,210
      Exxon Mobil                                          3,978        269,907
      Occidental Petroleum                                 4,830        428,228
      Schlumberger                                         3,460        247,113
      Suncor Energy                                       11,370        388,513
      Tenaris, ADR                                         3,370        136,856
      Ultra Petroleum *                                    1,410         67,356
      XTO Energy                                           3,445        163,706
                                                                   ------------
                                                                      2,256,367
                                                                   ------------
   FINANCIALS - 6.8%
      Goldman Sachs Group                                  2,705        392,766
      Hanover Insurance Group                              7,710        347,336
      Invesco                                              5,290        121,617
      JPMorgan Chase                                       9,730        414,303
      Wells Fargo                                         13,780        456,256
                                                                   ------------
                                                                      1,732,278
                                                                   ------------
   HEALTH CARE - 6.1%
      Gilead Sciences *                                    7,110        282,054
      Hospira *                                            2,715        146,040
      Johnson & Johnson                                    4,305        276,812
      Merck                                                6,150        215,496
      Pfizer                                              19,007        317,797

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Thermo Fisher Scientific *                           1,910   $    105,585
      Zimmer Holdings *                                    3,450        210,140
                                                                   ------------
                                                                      1,553,924
                                                                   ------------
   INDUSTRIAL - 7.5%
      3M                                                   2,170        192,414
      Danaher                                              8,500        716,380
      Deere                                                2,955        176,768
      Donaldson                                            4,800        222,240
      Emerson Electric                                     1,980        103,415
      General Electric                                     5,540        104,484
      Rockwell Collins                                     3,880        252,200
      Stericycle *                                         2,530        149,017
                                                                   ------------
                                                                      1,916,918
                                                                   ------------
   INFORMATION TECHNOLOGY - 12.4%
      Accenture, Cl A                                      2,170         94,699
      Analog Devices                                       5,300        158,629
      Apple *                                              1,400        365,568
      Autodesk *                                           3,300        112,233
      Broadcom, Cl A                                       2,830         97,607
      Cisco Systems *                                     18,125        487,925
      Citrix Systems *                                     3,605        169,435
      EMC *                                                5,030         95,620
      Google, Cl A *                                         750        394,080
      Intel                                               15,915        363,339
      Linear Technology                                    5,435        163,376
      Microsoft                                            7,870        240,350
      Oracle                                              12,500        323,000
      QUALCOMM                                             2,540         98,400
                                                                   ------------
                                                                      3,164,261
                                                                   ------------
   MATERIALS - 4.2%
      Ecolab                                               7,040        343,834
      Praxair                                              6,460        541,154
      Weyerhaeuser                                         3,810        188,671
                                                                   ------------
                                                                      1,073,659
                                                                   ------------
   UTILITIES - 2.1%
      Exelon                                               2,135         93,065
      ITC Holdings                                         1,625         90,724
      Questar                                              5,860        280,987
      Wisconsin Energy                                     1,415         74,302
                                                                   ------------
                                                                        539,078
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $11,771,673)                                          15,646,083
                                                                   ------------

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 1

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 13.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.9%
      Comcast
         5.700%, 07/01/19                           $    150,000   $    159,771
      Macy's Retail Holdings
         5.875%, 01/15/13                                 50,000         52,562
      Staples
         9.750%, 01/15/14                                 50,000         61,245
      Time Warner Entertainment
         8.375%, 03/15/23                                175,000        219,613
                                                                   ------------
                                                                        493,191
                                                                   ------------
   CONSUMER STAPLES - 0.8%
      General Mills
         5.700%, 02/15/17                                100,000        111,383
      Kroger
         5.500%, 02/01/13                                 90,000         97,734
                                                                   ------------
                                                                        209,117
                                                                   ------------
   ENERGY - 1.4%
      Colorado Interstate Gas
         6.800%, 11/15/15                                112,000        127,765
      ConocoPhillips
         5.750%, 02/01/19                                100,000        111,543
      Energy Transfer Partners
         9.700%, 03/15/19                                100,000        129,229
                                                                   ------------
                                                                        368,537
                                                                   ------------
   FINANCIALS - 3.7%
      Bank of America, MTN
         5.650%, 05/01/18                                100,000        101,214
      GE Global Insurance
         7.750%, 06/15/30                                200,000        219,850
      JPMorgan Chase
         3.125%, 12/01/11                                100,000        103,520
      JPMorgan Chase Bank
         6.000%, 10/01/17                                125,000        134,147
      Lehman Brothers Holdings, MTN (A)
         5.625%, 01/24/13                                125,000         27,812
      Morgan Stanley
         6.750%, 04/15/11                                200,000        209,324
      Wells Fargo
         3.000%, 12/09/11                                150,000        155,079
                                                                   ------------
                                                                        950,946
                                                                   ------------

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - 1.2%
      Boston Scientific
         6.000%, 01/15/20                           $     50,000   $     49,414
      HCA
         7.875%, 02/01/11                                 40,000         41,050
      UnitedHealth Group
         5.250%, 03/15/11                                150,000        155,254
      Wellpoint
         6.000%, 02/15/14                                 58,000         64,224
                                                                   ------------
                                                                        309,942
                                                                   ------------
   INDUSTRIAL - 0.8%
      General Electric
         5.000%, 02/01/13                                150,000        161,977
      L-3 Communications
         5.875%, 01/15/15                                 50,000         50,750
                                                                   ------------
                                                                        212,727
                                                                   ------------
   INFORMATION TECHNOLOGY - 0.9%
      Hewlett-Packard
         4.750%, 06/02/14                                100,000        109,029
      International Business Machines
         6.500%, 01/15/28                                100,000        114,157
                                                                   ------------
                                                                        223,186
                                                                   ------------
   MATERIALS - 0.7%
      Rio Tinto Finance USA
         6.500%, 07/15/18                                100,000        113,492
      Teck Resources
         10.250%, 05/15/16                                50,000         60,250
                                                                   ------------
                                                                        173,742
                                                                   ------------
   TELECOMMUNICATION SERVICES - 0.6%
      Bell Atlantic Maryland
         8.000%, 10/15/29                                 75,000         82,230
      New England Telephone & Telegraph
         7.875%, 11/15/29                                 50,000         56,175
                                                                   ------------
                                                                        138,405
                                                                   ------------
   UTILITIES - 1.7%
      Duke Energy
         6.300%, 02/01/14                                100,000        112,258
      MidAmerican Energy Holdings
         5.750%, 04/01/18                                100,000        108,504
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                                200,000        215,363
                                                                   ------------
                                                                        436,125
                                                                   ------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $3,443,578)                                            3,515,918
                                                                   ------------

                                            See note to schedule of investments.

2 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.9%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 09/01/17                           $     63,098   $     68,103
         5.000%, 10/01/20                                 28,964         30,886
         4.500%, 03/01/18                                 26,198         27,530
         4.500%, 05/01/19                                 38,071         40,129
      FNMA
         8.000%, 05/01/25                                 17,469         20,191
         7.000%, 07/01/26                                 16,181         18,050
         7.000%, 12/01/27                                 15,292         17,072
         6.500%, 05/01/14                                 25,994         28,038
         6.500%, 01/01/28                                 16,976         18,524
         6.500%, 05/01/29                                 11,164         12,300
         6.000%, 02/01/17                                 69,422         74,928
         6.000%, 03/01/28                                 18,841         20,432
         6.000%, 05/01/28                                  7,757          8,412
         5.500%, 12/01/17                                 71,117         76,446
         5.000%, 12/01/17                                 21,792         23,258
         5.000%, 04/01/18                                124,252        132,615
         5.000%, 11/01/18                                 10,728         11,450
         4.500%, 02/01/19                                 92,078         97,213
         4.500%, 05/01/19                                224,411        236,506
         4.500%, 06/01/19                                 30,255         31,885
         4.000%, 09/01/18                                 21,572         22,512
      FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                                 72,271         73,709
      GNMA
         7.000%, 02/15/26                                 18,575         20,802
         7.000%, 10/15/27                                 18,116         20,302
         7.000%, 03/15/29                                 18,391         20,637
         6.500%, 05/15/28                                 17,622         19,537
         6.500%, 01/15/29                                 31,398         34,732
         6.000%, 04/15/29                                 49,162         53,539
                                                                   ------------
      TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
         OBLIGATIONS
         (Cost $1,176,437)                                            1,259,738
                                                                   ------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 4.4%
--------------------------------------------------------------------------------
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                109,463        111,632
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                141,143        143,785
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (B)
         5.014%, 02/15/38                                150,000        154,417
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                                235,406        196,623

--------------------------------------------------------------------------------
Description                                           Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                           $     54,640   $     55,868
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                                100,000        106,378
      Wells Fargo Mortgage Backed
         Securities Trust, Ser
         2003-M, Cl A1 (B)
         0.000%, 12/25/33                                 42,572         43,255
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2007-7, Cl A1
         6.000%, 06/25/37                                212,076        179,814
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2004-2, Cl A1
         5.000%, 01/25/19                                142,322        145,216
                                                                   ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $1,184,575)                                            1,136,988
                                                                   ------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 1.2%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         3.000%, 09/30/16                                300,000        300,445
                                                                   ------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $298,057)                                                300,445
                                                                   ------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 0.9%
--------------------------------------------------------------------------------
      Centerpoint Energy Transition Bond,
         Ser 2001-1, Cl A4
         5.630%, 09/15/15                                 76,862         83,273
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                                120,000        133,621
                                                                   ------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $200,293)                                                216,894
                                                                   ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Financial Select Sector SPDR ETF                    8,160         131,784
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $74,331)                                                 131,784
                                                                   ------------

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 3

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 12.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA) 0.180%,
         dated 04/30/10, matures on 05/03/10,
         repurchase price $3,214,361
         (collateralized by a U.S. Treasury
         Note obligations, par value $3,255,000,
         1.375%, 04/15/12, total market value
         $3,281,768)                                $  3,214,312   $  3,214,312
                                                                   ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $3,214,312)                                            3,214,312
                                                                   ------------
   TOTAL INVESTMENTS - 99.4%
      (Cost $21,363,256) ++                                          25,422,162
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.6%                               160,137
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 25,582,299
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,363,256, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,341,032 AND $(282,126), RESPECTIVELY.

(A) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $27,812, WHICH REPRESENTS 0.1% OF NET ASSETS.

(B)    FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2010.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
ETF    - EXCHANGE TRADED FUND
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                                                         LEVEL 2         LEVEL 3
                                                                      TOTAL FAIR         LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                                       VALUE AT          QUOTED         OBSERVABLE     UNOBSERVABLE
                                                                       04/30/10          PRICE           INPUTS          INPUTS
                                                                    --------------   --------------   -------------   -------------
   Common Stock *                                                   $   15,646,083   $   15,646,083   $          --   $          --
   Corporate Obligations                                                 3,515,918               --       3,515,918              --
   U.S. Government Agency Mortgage-Backed Obligations                    1,259,738               --       1,259,738              --
   Mortgage-Backed Securities                                            1,136,988               --       1,136,988              --
   U.S. Treasury Obligation                                                300,445               --         300,445              --
   Asset-Backed Securities                                                 216,894               --         216,894              --
   Registered Investment Company                                           131,784          131,784              --              --
   Repurchase Agreement                                                  3,214,312               --       3,214,312              --
                                                                    --------------   --------------   -------------   -------------
Total:                                                              $   25,422,162   $   15,777,867   $   9,644,295   $          --
                                                                    ==============   ==============   =============   =============

*     See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

4 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 14.6%
      American Greetings, Cl A                            18,000   $    442,080
      Big Lots *                                           8,400        320,880
      Biglari Holdings *                                     700        273,875
      Career Education *                                  12,700        371,729
      Carter's *                                          14,400        463,968
      Cato, Cl A                                          29,800        707,750
      Cooper Tire & Rubber                                19,200        407,424
      Corinthian Colleges *                               22,200        346,764
      Destination Maternity *                             13,200        417,120
      DineEquity *                                         3,200        131,616
      Dorman Products *                                   10,800        273,780
      EDCI Holdings *                                     19,505         62,221
      Famous Dave's of America *                          32,100        301,098
      Finish Line, Cl A                                   40,300        649,233
      Flexsteel Industries                                21,000        294,210
      Full House Resorts *                                66,500        207,480
      Hallwood Group *                                    11,800        593,658
      Interval Leisure Group *                            15,300        226,287
      Jo-Ann Stores *                                     14,300        630,916
      Lifetime Brands *                                   28,000        406,000
      Live Nation Entertainment *                              2             31
      Navarre *                                          107,000        230,050
      Office Depot *                                      74,100        508,326
      Retail Ventures *                                   38,900        420,898
      RG Barry                                            58,200        598,878
      Rick's Cabaret International *                      13,500        166,995
      Scholastic                                          12,400        334,924
      Signet Jewelers *                                    6,100        195,322
      Skechers U.S.A., Cl A *                              6,700        256,945
      Sturm Ruger & Co                                    31,100        519,059
      TRW Automotive Holdings *                            8,600        277,006
      Tuesday Morning *                                   71,900        406,235
      VCG Holding *                                      102,600        202,122
      World Wrestling Entertainment, Cl A                 15,800        288,350
                                                                   ------------
                                                                     11,933,230
                                                                   ------------
   CONSUMER STAPLES - 4.0%
      American Italian Pasta, Cl A *                       9,300        364,839
      Andersons                                           16,400        592,696
      CCA Industries                                      36,800        204,976
      Del Monte Foods                                     28,900        431,766
      John B. Sanfilippo & Son *                          19,700        296,091
      Lancaster Colony                                     8,300        456,251
      Nutraceutical International *                       26,000        402,220
      PriceSmart                                           4,900        121,912
      SUPERVALU                                           18,700        278,630
      Weis Markets                                         3,200        119,296
                                                                   ------------
                                                                      3,268,677
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   ENERGY - 5.7%
      Adams Resources & Energy                             1,200   $     22,692
      Cal Dive International *                            30,600        200,736
      China Integrated Energy *                           44,000        517,880
      Complete Production Services *                      17,800        268,602
      Contango Oil & Gas *                                13,400        735,660
      Gulfport Energy *                                   26,900        336,250
      Matrix Service *                                    21,200        225,356
      Newpark Resources *                                 43,300        289,244
      Oil States International *                          16,500        797,115
      OMNI Energy Services *                             221,600        735,712
      Rosetta Resources *                                  8,300        206,670
      Stone Energy *                                      18,500        301,550
                                                                   ------------
                                                                      4,637,467
                                                                   ------------
   FINANCIALS - 21.6%
      1st Source                                          18,600        355,818
      Access National                                     15,500         97,030
      Advance America Cash Advance Centers                82,190        470,127
      Agree Realty REIT                                    8,600        220,418
      Alliance Financial                                  19,500        584,415
      Allied World Assurance Company Holdings             11,400        496,698
      American Financial Group                            20,300        597,429
      American Physicians Capital                          7,700        257,488
      B of I Holding *                                    43,200        761,616
      Cash America International                           4,900        181,594
      Compass Diversified Holdings                        43,400        630,168
      Dime Community Bancshares                           44,600        568,650
      EMC Insurance Group                                 15,700        380,882
      Endurance Specialty Holdings                        20,100        740,685
      Financial Institutions                              37,400        601,392
      First Financial Bancorp                              4,600         87,906
      Flushing Financial                                  11,500        156,515
      International Bancshares                            37,300        901,541
      LTC Properties REIT                                 29,000        809,100
      Max Capital Group                                   34,600        771,580
      Medical Properties Trust REIT                       47,400        476,370
      Merchants Bancshares                                23,600        549,644
      MFA Financial REIT                                  42,000        298,620
      Montpelier Re Holdings                              16,700        277,220
      NASB Financial                                       5,676        140,424
      National Health Investors REIT                      12,100        491,502
      PHH *                                               14,700        333,543
      PS Business Parks REIT                              15,100        906,000
      Republic Bancorp, Cl A                              30,500        736,575
      Safety Insurance Group                              12,200        454,938
      Santander BanCorp *                                 29,000        346,840
      Southside Bancshares                                31,973        689,967
      Tennessee Commerce Bancorp *                         6,597         67,487
      Tompkins Financial                                   1,140         46,307
      Unitrin                                             42,800      1,251,900
      Urstadt Biddle Properties, Cl A REIT                14,300        241,098
      VIST Financial                                      11,000        103,400
      World Acceptance *                                  15,000        529,200
                                                                   ------------
                                                                     17,612,087
                                                                   ------------

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 5

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 6.4%
      Continucare *                                      144,200   $    483,070
      Coventry Health Care *                              15,000        356,100
      Healthspring *                                      40,900        719,840
      HealthTronics *                                    229,000        812,950
      Hi-Tech Pharmacal *                                 11,200        272,496
      LHC Group *                                          4,400        150,040
      Medicis Pharmaceutical, Cl A                        11,200        284,256
      MedQuist                                            60,400        562,324
      Metropolitan Health Networks *                      92,300        285,207
      Par Pharmaceutical *                                23,800        645,932
      Triple-S Management, Cl B *                         15,900        289,380
      Universal American Financial *                      20,400        313,140
                                                                   ------------
                                                                      5,174,735
                                                                   ------------
   INDUSTRIAL - 18.3%
      AeroCentury *                                       18,000        417,960
      AO Smith                                            12,800        660,864
      Astrotech *                                         55,800        161,820
      ATC Technology *                                    23,401        478,316
      Babcock & Brown Air, ADR                            39,400        486,984
      Carlisle Cos                                        21,800        822,514
      Consolidated Graphics *                             13,100        549,021
      Courier                                             18,600        319,734
      Crane                                               29,000      1,042,260
      Danaos *                                            99,100        500,455
      Ecology and Environment, Cl A                       30,100        397,922
      EnerSys *                                           13,100        339,028
      Ennis                                               43,700        808,013
      Harbin Electric *                                   16,200        354,942
      Hawaiian Holdings *                                 38,800        275,480
      Hubbell, Cl B                                       18,200        845,754
      International Shipholding                           12,300        373,182
      Kimball International, Cl B                         26,200        210,648
      M&F Worldwide *                                     15,000        459,900
      MFRI *                                              77,100        523,509
      NACCO Industries, Cl A                               7,700        669,438
      Pinnacle Airlines *                                 32,200        235,382
      R.R. Donnelley & Sons                                6,500        139,685
      Schawk                                               1,181         22,380
      SFN Group *                                         38,300        327,465
      SIFCO Industries                                    31,100        431,046
      SL Industries *                                     16,200        170,910
      Snap-on                                              5,600        269,808
      Sparton *                                           72,100        421,064
      TAL International Group                             19,300        501,607
      Technology Research                                106,332        564,623
      Timken                                              11,800        415,124
      Tredegar                                            42,400        723,344
                                                                   ------------
                                                                     14,920,182
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 15.5%
      AudioCodes *                                        69,000   $    269,790
      Brightpoint *                                       49,700        402,073
      CDC Software, ADR *                                    200          1,926
      Cirrus Logic *                                      33,900        430,869
      Communications Systems                              25,100        322,284
      CSG Systems International *                         25,100        570,272
      DDi *                                               49,000        419,440
      EarthLink                                           24,900        224,598
      iGATE                                               41,000        507,580
      Ingram Micro, Cl A *                                22,400        406,784
      Insight Enterprises *                               50,300        756,009
      Integrated Silicon Solution *                       39,900        491,967
      Lattice Semiconductor *                             92,600        488,002
      Lionbridge Technologies *                           94,800        512,868
      ManTech International, Cl A *                        3,600        162,108
      Net 1 UEPS Technologies *                            5,700         93,480
      NU Horizons Electronics *                           49,800        179,280
      OPNET Technologies                                  12,300        197,538
      Power-One *                                        181,300      1,425,018
      RF Micro Devices *                                  37,700        211,874
      Richardson Electronics                              56,500        649,185
      Rimage *                                            14,600        256,230
      Saba Software *                                     36,400        185,640
      Silicon Laboratories *                               4,900        236,915
      SonicWALL *                                         34,300        347,459
      Spreadtrum Communications, ADR *                    34,000        227,800
      Tech Data *                                          9,100        390,390
      TeleTech Holdings *                                 34,100        564,355
      Telular *                                           49,900        152,694
      Tessco Technologies                                 30,900        786,096
      Ultra Clean Holdings *                              34,200        337,554
      Unica *                                             25,800        239,424
      Westell Technologies, Cl A *                       153,400        220,896
                                                                   ------------
                                                                     12,668,398
                                                                   ------------
   MATERIALS - 6.3%
      Boise *                                             58,200        400,998
      Buckeye Technologies *                              23,900        337,468
      Domtar *                                            11,600        821,744
      Glatfelter                                          39,200        575,848
      Innophos Holdings                                   15,200        433,048
      KapStone Paper and Packaging *                      49,900        643,710
      PolyOne *                                           35,000        395,850
      Quaker Chemical                                     18,100        569,607
      RPM International                                   21,800        481,344
      Schulman A                                          18,300        475,983
                                                                   ------------
                                                                      5,135,600
                                                                   ------------

                                            See note to schedule of investments.

6 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 0.7%
      Telecom of New Zealand, SP ADR                      19,800   $    155,034
      USA Mobility                                        26,500        369,410
                                                                   ------------
                                                                        524,444
                                                                   ------------
   UTILITIES - 4.4%
      Avista                                              23,400        506,142
      El Paso Electric *                                   7,500        159,375
      Energy                                              22,600        262,386
      Integrys Energy Group                                4,300        213,323
      NiSource                                            21,300        347,190
      Pinnacle West Capital                                9,100        339,794
      UGI                                                 32,800        901,672
      Unisource Energy                                    26,700        889,644
                                                                   ------------
                                                                      3,619,526
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $65,903,530)                                          79,494,346
                                                                   ------------
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES - 1.7%
--------------------------------------------------------------------------------
      iShares Russell 2000 Value Index
         Fund ETF                                          7,700        525,063
      iShares S&P SmallCap 600 Value
         Index Fund ETF                                    7,700        526,526
      Rydex S&P SmallCap 600
         Pure Value ETF                                    8,200        323,654
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $1,008,052)                                            1,375,243
                                                                   ------------

--------------------------------------------------------------------------------
Description                                                  Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE  AGREEMENT - 1.0%
--------------------------------------------------------------------------------
         Credit Suisse  Securities  (USA)  0.180%,
         dated  04/30/10,   matures  on
         05/03/10,   repurchase  price  $818,571
         (collateralized by a U.S. Treasury
         Note obligation, par value $830,000,
         1.375%, 04/15/12, total market
         value $836,826)                            $    818,559   $    818,559
                                                                   ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $818,559)
                                                                        818,559
                                                                   ------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $67,730,141) ++                                          81,688,148
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                            (146,097)
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 81,542,051
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $67,730,141, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,014,096 AND $(1,056,089), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
REIT   - REAL ESTATE INVESTMENT TRUST
S&P    - STANDARD & POOR'S
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                       LEVEL 2       LEVEL 3
                                      TOTAL FAIR       LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                       VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                       04/30/10        PRICE           INPUTS        INPUTS
                                     ------------   -------------   ------------   ------------
   Common Stock*                     $ 79,494,346   $  79,494,346   $         --   $         --
   Registered Investment Companies      1,375,243       1,375,243             --             --
   Repurchase Agreement                   818,559              --        818,559             --
                                     ------------   -------------   ------------   ------------
Total:                               $ 81,688,148   $  80,869,589   $    818,559   $         --
                                     ============   =============   ============   ============

*     See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

 See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 7

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CORE EQUITY FUND

-------------------------------------------------------------------------------
Description                                               Shares          Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMON STOCK - 97.4%+
-------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.7%
      Autoliv * #                                          3,100   $    169,725
      Career Education *                                   8,600        251,722
      Comcast, Cl A                                       73,439      1,449,686
      Harman International Industries *                    3,700        146,076
      Home Depot                                          33,695      1,187,749
      Las Vegas Sands *                                   15,000        372,900
      Leggett & Platt                                     10,800        264,924
      Limited Brands                                      32,800        879,040
      Macy's                                              47,900      1,111,280
      News, Cl A                                          86,400      1,332,288
      PetSmart                                             5,200        171,964
      Royal Caribbean Cruises *                            7,100        254,464
      Service Corp International                          33,122        297,435
      Starbucks                                            6,800        176,664
      Target                                               6,000        341,220
                                                                   ------------
                                                                      8,407,137
                                                                   ------------
   CONSUMER STAPLES - 11.8%
      Archer-Daniels-Midland                               8,700        243,078
      Brown-Forman, Cl B                                  16,200        942,516
      ConAgra Foods                                       48,000      1,174,560
      Kimberly-Clark                                      21,905      1,341,900
      NBTY *                                               5,300        215,604
      Procter & Gamble                                    19,800      1,230,768
      Reynolds American                                   14,500        774,590
      Tyson Foods, Cl A                                   24,000        470,160
      Wal-Mart Stores                                     26,100      1,400,265
                                                                   ------------
                                                                      7,793,441
                                                                   ------------
   ENERGY - 9.5%
      Chevron                                             20,000      1,628,800
      ConocoPhillips                                      33,330      1,972,803
      Exxon Mobil                                          7,100        481,735
      Hess                                                 5,600        355,880
      Nabors Industries * #                               36,022        776,995
      Patterson-UTI Energy                                30,600        467,874
      Peabody Energy                                       7,100        331,712
      Southwestern Energy *                                6,100        242,048
                                                                   ------------
                                                                      6,257,847
                                                                   ------------
   FINANCIALS - 14.6%
      American Express                                    36,700      1,692,604
      Ameriprise Financial                                 8,800        407,968
      Capital One Financial                                6,900        299,529
      Comerica                                            19,000        798,000
      Duke Realty REIT                                    62,300        842,919
      Fifth Third Bancorp                                 32,700        487,557
      Franklin Resources                                   2,400        277,536
      Goldman Sachs Group                                  6,510        945,252

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      HRPT Properties Trust REIT                         116,200   $    911,008
      JPMorgan Chase                                       8,120        345,750
      NYSE Euronext                                       11,300        368,719
      Progressive                                         27,800        558,502
      Prudential Financial                                 4,000        254,240
      UDR REIT                                             9,300        188,883
      Unitrin                                              5,600        163,800
      Wells Fargo                                         33,300      1,102,563
                                                                   ------------
                                                                      9,644,830
                                                                   ------------
   HEALTH CARE - 11.3%
      AmerisourceBergen                                   28,631        883,266
      Amgen *                                             24,200      1,388,112
      Hospira *                                            4,082        219,571
      Johnson & Johnson                                    6,700        430,810
      Pfizer                                              68,509      1,145,470
      Teleflex                                             2,600        159,432
      UnitedHealth Group                                  31,400        951,734
      WellPoint *                                         25,300      1,361,140
      Zimmer Holdings *                                   14,864        905,366
                                                                   ------------
                                                                      7,444,901
                                                                   ------------
   INDUSTRIAL - 9.2%
      Caterpillar                                          5,200        354,068
      Cooper Industries, Cl A                              8,500        417,350
      Crane                                                8,100        291,114
      Eaton                                                6,400        493,824
      General Electric                                    88,955      1,677,691
      L-3 Communications Holdings                          5,900        552,063
      Northrop Grumman                                    18,860      1,279,274
      Oshkosh *                                           17,100        660,402
      Rockwell Automation                                  6,400        388,608
                                                                   ------------
                                                                      6,114,394
                                                                   ------------
   INFORMATION TECHNOLOGY - 20.6%
      Advanced Micro Devices *                            52,400        474,744
      Amdocs * #                                          21,700        693,098
      AVX                                                 22,984        355,103
      Cisco Systems *                                     33,800        909,896
      Computer Sciences *                                  8,700        455,793
      Corning                                             29,400        565,950
      eBay *                                              30,400        723,824
      Hewlett-Packard                                     26,600      1,382,402
      IAC/InterActiveCorp *                               71,900      1,611,998
      Intel                                               94,780      2,163,827
      Intersil, Cl A                                      14,900        221,712
      Microsoft                                           39,925      1,219,309
      Motorola *                                          20,800        147,056
      SanDisk *                                            8,400        335,076

                                            See note to schedule of investments.

8 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Symantec *                                          24,209   $    405,985
      Tellabs                                             38,000        345,040
      Texas Instruments                                   34,957        909,231
      Vishay Intertechnology *                            43,478        452,606
      Yahoo! *                                            13,500        223,155
                                                                   ------------
                                                                     13,595,805
                                                                   ------------
   MATERIALS - 2.6%
      Alcoa                                               20,840        280,090
      Dow Chemical                                        34,600      1,066,718
      Huntsman                                            15,000        171,150
      Temple-Inland                                        8,400        195,888
                                                                   ------------
                                                                      1,713,846
                                                                   ------------
   TELECOMMUNICATION SERVICES - 2.5%
      AT&T                                                12,000        312,720
      US Cellular *                                        9,082        382,171
      Verizon Communications                              33,600        970,704
                                                                   ------------
                                                                      1,665,595
                                                                   ------------
   UTILITIES - 2.6%
      AGL Resources                                        4,200        165,942
      MDU Resources Group                                 51,300      1,087,560
      PPL                                                 18,600        460,536
                                                                   ------------
                                                                      1,714,038
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $61,474,496)                                          64,351,834
                                                                   ------------

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.180%, dated 04/30/10, matures on
         05/03/10, repurchase price $1,592,506
         (collateralized by a U.S. Treasury Note
         obligation, par value
         $1,615,000,
         1.375%, 04/15/12, total market
         value $1,628,281)                          $  1,592,482   $  1,592,482
                                                                   ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,592,482)                                            1,592,482
                                                                   ------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $63,066,978) ++                                          65,944,316
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                               123,279
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 66,067,595
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $63,066,978, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,143,051 AND $(4,265,713), RESPECTIVELY.

CL     - CLASS
REIT   - REAL ESTATE INVESTMENT TRUST
S&P    - STANDARD & POOR'S

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT APRIL 30, 2010 ARE AS FOLLOWS:

           TYPE OF          NUMBER OF      EXPIRATION       UNREALIZED
          CONTRACTS         CONTRACTS         DATE         APPRECIATION
        ---------------------------------------------------------------
        S&P 500 E-mini          35          June 2010        $61,380

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                              LEVEL 2       LEVEL 3
                                TOTAL FAIR       LEVEL 1    SIGNIFICANT   SIGNIFICANT
                                 VALUE AT        QUOTED     OBSERVABLE    UNOBSERVABLE
                                 04/30/10        PRICE         INPUTS        INPUTS
                                -----------   -----------   -----------   ------------
   Common Stock*                $64,351,834   $64,351,834   $        --   $         --
   Repurchase Agreement           1,592,482            --     1,592,482             --
   Futures Contracts                 61,380        61,380            --             --
                                -----------   -----------   -----------   ------------
Total:                          $66,005,696   $64,413,214   $ 1,592,482   $         --
                                ===========   ===========   ===========   ============

*     See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 9

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 96.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.5%
      Amazon.com *                                         6,500   $    890,890
      Comcast, Cl A                                       22,800        450,072
      Garmin #                                             8,550        319,599
      Priceline.com *                                      1,000        262,050
                                                                   ------------
                                                                      1,922,611
                                                                   ------------
   HEALTH CARE - 7.5%
      Alcon #                                              1,000        155,860
      Alkermes *                                          16,000        209,600
      Allscripts-Misys Healthcare Solutions *             10,000        201,700
      Amgen *                                             10,000        573,600
      Amylin Pharmaceuticals *                             7,000        144,480
      athenahealth *                                       7,000        203,140
      Baxter International                                 8,000        377,760
      Biogen Idec *                                        4,000        213,000
      Celgene *                                            8,000        495,600
      Cephalon *                                           5,000        321,000
      Cerner *                                             2,000        169,820
      Dendreon *                                           2,000        108,440
      ev3 *                                               10,000        191,300
      Genzyme *                                            4,000        212,960
      Gilead Sciences *                                    6,000        238,020
      Human Genome Sciences *                              4,000        110,760
      Illumina *                                           4,000        167,480
      Intermune *                                          4,000        170,240
      Merck                                                8,000        280,320
      Myriad Genetics *                                    4,000         96,040
      Neurocrine Biosciences *                            20,000         64,200
      QIAGEN * #                                           4,000         91,400
      Thermo Fisher Scientific *                           8,000        442,240
      United Therapeutics *                                6,000        341,340
      Vertex Pharmaceuticals *                             2,000         77,540
                                                                   ------------
                                                                      5,657,840
                                                                   ------------
   INDUSTRIAL - 0.2%
      GT Solar International *                            30,000        174,900
                                                                   ------------
   INFORMATION TECHNOLOGY - 84.6%
      Accenture, Cl A #                                   23,350      1,018,994
      Activision Blizzard                                 47,100        521,868
      Adobe Systems *                                     20,000        671,800
      Akamai Technologies *                                6,800        264,044
      Altera                                              31,300        793,768
      Amdocs * #                                          26,700        852,798
      Analog Devices                                      18,450        552,208
      Apple *                                             16,645      4,346,342
      Applied Materials                                   35,250        485,745
      ASML Holding, Cl G #                                12,847        419,583
      Autodesk *                                          19,900        676,799
      Automatic Data Processing                           14,000        607,040

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Avnet *                                              6,590   $    210,682
      Baidu, SP ADR *                                        500        344,650
      BMC Software *                                      23,200        913,152
      Broadcom, Cl A                                      30,310      1,045,392
      Check Point Software Technologies * #               25,300        901,186
      Cisco Systems *                                     90,340      2,431,953
      Citrix Systems *                                    13,500        634,500
      Cognizant Technology Solutions, Cl A *              21,200      1,085,016
      Corning                                             38,010        731,692
      Dell *                                              31,300        506,434
      eBay *                                              37,300        888,113
      Electronic Arts *                                   10,550        204,353
      EMC *                                               54,670      1,039,277
      F5 Networks *                                       10,900        745,887
      Fiserv *                                             7,800        398,502
      Flextronics International * #                       79,750        618,063
      Google, Cl A *                                       4,725      2,482,704
      Harris                                              10,000        514,800
      Hewlett-Packard                                     47,530      2,470,134
      IAC/InterActiveCorp *                                9,125        204,582
      Intel                                              110,120      2,514,040
      International Business Machines                     15,650      2,018,850
      Intersil, Cl A                                      23,150        344,472
      Intuit *                                             8,650        312,784
      Juniper Networks *                                  26,100        741,501
      KLA-Tencor                                          15,000        510,900
      Lam Research *                                      11,550        468,352
      Linear Technology                                   12,350        371,241
      Marvell Technology Group * #                        57,650      1,190,473
      Maxim Integrated Products                           18,700        363,154
      McAfee *                                            20,600        715,850
      Microchip Technology                                18,000        525,780
      Micron Technology *                                 60,850        568,948
      Microsoft                                          130,810      3,994,937
      National Semiconductor                              39,300        580,854
      NetApp *                                            32,950      1,142,377
      Nintendo, ADR                                       17,100        716,490
      Nokia, SP ADR                                       29,000        352,640
      Nuance Communications *                             22,000        401,940
      NVIDIA *                                            33,425        525,441
      Open Text * #                                        7,500        316,125
      Oracle                                              82,700      2,136,968
      Paychex                                             10,100        309,060
      QUALCOMM                                            45,580      1,765,769
      Rambus *                                            13,500        325,755
      Red Hat *                                           24,700        737,789
      Research In Motion * #                               9,280        660,643
      Riverbed Technology *                                7,850        243,272
      Salesforce.com *                                    12,250      1,048,600
      Samsung Electronics, GDR # ++                        3,000      1,149,750

                                            See note to schedule of investments.

10 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      SanDisk *                                           15,000   $    598,350
      SAP, ADR                                             6,300        298,935
      Seagate Technology * #                              42,000        771,540
      Siliconware Precision Industries, ADR               53,009        326,005
      Sybase *                                             3,150        136,647
      Symantec *                                          20,100        337,077
      SYNNEX *                                            12,400        340,008
      Taiwan Semiconductor
         Manufacturing, SP ADR                            51,806        548,626
      Teradata *                                           6,550        190,409
      Texas Instruments                                   40,000      1,040,400
      Varian Semiconductor Equipment
         Associates *                                      9,000        296,460
      VeriSign *                                          18,400        501,768
      VMware, Cl A *                                       8,000        493,120
      Western Digital *                                   13,300        546,497
      Xilinx                                              29,300        755,354
      Yahoo! *                                            32,835        542,763
                                                                   ------------
                                                                     64,360,775
                                                                   ------------
   TELECOMMUNICATION SERVICES - 1.4%
      American Tower, Cl A *                               7,050        287,710
      Millicom International Cellular #                    6,450        569,406
      Tele Norte Leste Participacoes, ADR                 14,700        218,442
                                                                   ------------
                                                                      1,075,558
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $53,599,497)                                          73,191,684
                                                                   ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 2.7%
--------------------------------------------------------------------------------
      iShares S&P North American
         Technology Sector Index Fund                     10,000        563,500
      PowerShares QQQ                                     31,050      1,528,902
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $1,968,651)                                            2,092,402
                                                                   ------------

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.9%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA) LLC
         0.180%, dated 04/30/10, matures on
         05/03/10, repurchase price $689,013
         (collateralized by a U.S. Treasury
         Note obligation, par value $700,000,
         1.375% 04/15/12, total market
         value $705,756)                            $    689,003   $    689,003
                                                                   ------------
         TOTAL REPURCHASE AGREEMENT
            (Cost $689,003)                                             689,003
                                                                   ------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $56,257,151) +++                                         75,973,089
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                               140,542
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 76,113,631
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF 04/30/10 WAS $1,149,750 AND REPRESENTED 1.5% OF NET ASSETS.

+++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $56,257,151, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $22,673,128 AND $(2,957,190), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
LLC    - LIMITED LIABILITY COMPANY
S&P    - STANDARD & POOR'S
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                     LEVEL 2        LEVEL 3
                                      TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                       04/30/10         PRICE         INPUTS        INPUTS
                                     ------------   ------------   -----------   ------------
   Common Stock *                    $ 73,191,684   $ 73,191,684   $        --   $         --
   Registered Investment Companies      2,092,402      2,092,402            --             --
   Repurchase Agreement                   689,003             --       689,003             --
                                     ------------   ------------   -----------   ------------
Total:                               $ 75,973,089   $ 75,284,086   $   689,003   $         --
                                     ============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 11

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.1%
      Gannett                                             21,645   $    368,398
      Leggett & Platt                                     11,330        277,925
      Limited Brands                                      10,915        292,522
      National Presto Industries                           2,379        266,377
      Newell Rubbermaid                                   10,990        187,599
      Polaris Industries                                   4,550        269,223
      World Wrestling Entertainment, Cl A                 11,995        218,909
                                                                   ------------
                                                                      1,880,953
                                                                   ------------
   CONSUMER STAPLES - 3.6%
      Altria Group                                        13,630        288,820
      Philip Morris International                          5,345        262,333
                                                                   ------------
                                                                        551,153
                                                                   ------------
   ENERGY - 17.0%
      BP PLC, SP ADR                                       5,085        265,183
      Chevron                                              5,725        466,244
      Duncan Energy Partners                              11,825        316,910
      Enbridge Energy Partners                             5,185        265,835
      Exxon Mobil                                          5,445        369,443
      Occidental Petroleum                                 3,810        337,795
      TransCanada #                                        9,915        349,008
      Williams Partners                                    6,090        257,668
                                                                   ------------
                                                                      2,628,086
                                                                   ------------
   FINANCIALS - 22.8%
      American Express                                     3,810        175,717
      Annaly Capital Management REIT                      24,980        423,411
      BB&T                                                 9,255        307,636
      Chimera Investment REIT                             59,060        240,374
      Goldman Sachs Group                                    935        135,762
      Home Properties REIT                                 5,445        270,562
      Mercury General                                      5,575        250,819
      Morgan Stanley                                       3,165         95,646
      New York Community Bancorp                          11,440        188,417
      Rayonier REIT                                       10,990        538,290
      Trustmark                                            4,550        111,384
      U.S. Bancorp                                        11,825        316,555
      Weingarten Realty Investors REIT                     8,825        204,034
      Wells Fargo                                          8,005        265,045
                                                                   ------------
                                                                      3,523,652
                                                                   ------------
   HEALTH CARE - 10.6%
      Bristol-Myers Squibb                                15,445        390,604
      Eli Lilly                                            3,280        114,702
      Johnson & Johnson                                    5,185        333,395
      Merck                                               13,000        455,520
      Pfizer                                              20,710        346,271
                                                                   ------------
                                                                      1,640,492
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
      INDUSTRIAL - 9.4%
      General Electric                                    23,230   $    438,118
      Grupo Aeroportuario del Pacifico, ADR                6,575        232,821
      HNI                                                  8,200        254,528
      R.R. Donnelley & Sons                                8,190        176,003
      Tyco International #                                 9,090        352,601
                                                                   ------------
                                                                      1,454,071
                                                                   ------------
   INFORMATION TECHNOLOGY - 8.2%
      Intel                                                9,175        209,465
      International Business Machines                      4,280        552,120
      Microsoft                                           12,725        388,621
      National Semiconductor                               8,360        123,561
                                                                   ------------
                                                                      1,273,767
                                                                   ------------
   MATERIALS - 7.8%
      Air Products & Chemicals                             3,085        236,866
      Eastman Chemical                                     4,365        292,106
      EI Du Pont de Nemours                                2,545        101,393
      MeadWestvaco                                         7,945        215,866
      PPG Industries                                       5,185        364,868
                                                                   ------------
                                                                      1,211,099
                                                                   ------------
   TELECOMMUNICATION SERVICES - 6.8%
      AT&T                                                15,820        412,269
      CenturyTel                                           2,280         77,771
      Consolidated Communications                         19,265        357,366
      Verizon Communications                               7,085        204,686
                                                                   ------------
                                                                      1,052,092
                                                                   ------------
   UTILITIES - 1.0%
      OGE Energy                                           3,810        157,658
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $13,211,389)                                          15,373,023
                                                                   ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.6%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                             84,138         84,138
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $84,138)                                                  84,138
                                                                   ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $13,295,527) ++                                          15,457,161
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                20,931
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 15,478,092
                                                                   ============

                                            See note to schedule of investments.

12 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

EQUITY INCOME FUND (CONCLUDED)

--------------------------------------------------------------------------------
# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,295,527, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,414,477 AND $(252,843), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                     LEVEL 2        LEVEL 3
                                      TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                       04/30/10         PRICE         INPUTS        INPUTS
                                     ------------   ------------   -----------   ------------
Investment in Securities *           $ 15,457,161   $ 15,457,161   $        --   $         --
                                     ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 13

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

FUNDAMENTAL EQUITY FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 94.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.1%
      Gap                                                  3,355   $     82,969
      International Game Technology                        3,365         70,934
      Kohl's *                                             4,339        238,602
      Las Vegas Sands *                                    6,810        169,297
      NIKE, Cl B                                           1,865        141,572
      Nordstrom                                            2,763        114,195
      Staples                                             10,935        257,301
      Starwood Hotels & Resorts Worldwide                  2,595        141,453
      Tiffany & Co.                                        2,044         99,093
      Yum! Brands                                          2,730        115,807
                                                                   ------------
                                                                      1,431,223
                                                                   ------------
   CONSUMER STAPLES - 11.5%
      Altria Group                                         8,480        179,691
      Avon Products                                        3,410        110,245
      CVS Caremark                                        11,437        422,368
      Kellogg                                              2,645        145,316
      Philip Morris International                          5,998        294,382
      Procter & Gamble                                     5,120        318,259
      Wal-Mart Stores                                      6,275        336,654
                                                                   ------------
                                                                      1,806,915
                                                                   ------------
   ENERGY - 13.5%
      BG Group PLC, SP ADR #                               2,225        193,130
      Cameron International *                              4,789        188,974
      EOG Resources                                        1,270        142,392
      Exxon Mobil                                          3,915        265,633
      Occidental Petroleum                                 4,491        398,172
      Schlumberger                                         3,302        235,829
      Suncor Energy #                                     10,309        352,259
      Tenaris, ADR #                                       3,226        131,008
      Ultra Petroleum *                                    1,347         64,346
      XTO Energy                                           3,271        155,438
                                                                   ------------
                                                                      2,127,181
                                                                   ------------
   FINANCIALS - 10.8%
      Goldman Sachs Group                                  2,624        381,005
      Hanover Insurance Group                              7,488        337,334
      Invesco                                              5,513        126,744
      JPMorgan Chase                                       9,440        401,955
      Wells Fargo                                         13,375        442,846
                                                                   ------------
                                                                      1,689,884
                                                                   ------------
   HEALTH CARE - 9.4%
      Gilead Sciences *                                    6,710        266,186
      Hospira *                                            2,595        139,585
      Johnson & Johnson                                    3,945        253,664
      Merck                                                6,055        212,167

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Pfizer                                              18,398   $    307,615
      Thermo Fisher Scientific *                           1,840        101,715
      Zimmer Holdings *                                    3,230        196,739
                                                                   ------------
                                                                      1,477,671
                                                                   ------------
   INDUSTRIAL - 11.5%
      3M                                                   2,065        183,104
      Danaher                                              8,014        675,420
      Deere                                                2,737        163,727
      Donaldson                                            4,540        210,202
      Emerson Electric                                     1,889         98,662
      General Electric                                     5,300         99,958
      Rockwell Collins                                     3,675        238,875
      Stericycle *                                         2,420        142,538
                                                                   ------------
                                                                      1,812,486
                                                                   ------------
   INFORMATION TECHNOLOGY - 18.5%
      Accenture, Cl A                                      1,990         86,844
      Analog Devices                                       4,940        147,854
      Apple *                                              1,365        356,429
      Autodesk *                                           3,100        105,431
      Broadcom, Cl A                                       2,715         93,640
      Cisco Systems *                                     13,828        372,250
      Citrix Systems *                                     3,525        165,675
      EMC *                                                4,730         89,917
      Google, Cl A *                                         711        373,588
      Intel                                               15,192        346,833
      Linear Technology                                    5,107        153,516
      Microsoft                                            7,452        227,584
      Oracle                                              11,588        299,434
      QUALCOMM                                             2,460         95,300
                                                                   ------------
                                                                      2,914,295
                                                                   ------------
   MATERIALS - 6.5%
      Ecolab                                               6,700        327,228
      Praxair                                              6,007        503,206
      Weyerhaeuser                                         3,724        184,412
                                                                   ------------
                                                                      1,014,846
                                                                   ------------
   UTILITIES - 3.2%
      Exelon                                               1,987         86,613
      ITC Holdings                                         1,509         84,247
      Questar                                              5,310        254,615
      Wisconsin Energy                                     1,375         72,203
                                                                   ------------
                                                                        497,678
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $12,942,628)                                          14,772,179
                                                                   ------------

                                            See note to schedule of investments.

14 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

FUNDAMENTAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 6.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                            825,330   $    825,330
      Financial Select Sector SPDR ETF                     7,633        123,273
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $919,683)                                                948,603
                                                                   ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $13,862,311) ++                                          15,720,782
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (8,592)
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 15,712,190
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,862,311, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,151,870 AND $(293,399), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                              LEVEL 2        LEVEL 3
                                 TOTAL FAIR      LEVEL 1    SIGNIFICANT   SIGNIFICANT
                                  VALUE AT       QUOTED     OBSERVABLE    UNOBSERVABLE
                                 04/30/10        PRICE        INPUTS         INPUTS
                                -----------   -----------   -----------   ------------
Investment in Securities*       $15,720,782   $15,720,782   $        --   $         --
                                ===========   ===========   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 15

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

GENEVA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 18.6%
      Chipotle Mexican Grill *                            31,320   $  4,225,381
      Coach                                               90,265      3,768,564
      Dick's Sporting Goods *                            182,630      5,316,359
      LKQ *                                              127,335      2,681,675
      Morningstar *                                       53,000      2,491,530
      O'Reilly Automotive *                              119,330      5,834,044
      Panera Bread, Cl A *                                67,190      5,236,789
      Strayer Education                                   17,665      4,294,715
      Tractor Supply                                      79,485      5,339,007
      Urban Outfitters *                                  84,990      3,187,975
                                                                   ------------
                                                                     42,376,039
                                                                   ------------
   CONSUMER STAPLES - 4.6%
      Alberto-Culver                                      81,135      2,336,688
      Church & Dwight                                     62,525      4,329,856
      Flowers Foods                                      143,595      3,785,164
                                                                   ------------
                                                                     10,451,708
                                                                   ------------
   ENERGY - 7.7%
      FMC Technologies *                                  83,115      5,626,054
      Oceaneering International *                         33,095      2,167,723
      Oil States International *                          46,915      2,266,464
      Range Resources                                     75,615      3,611,372
      Southwestern Energy *                               96,060      3,811,661
                                                                   ------------
                                                                     17,483,274
                                                                   ------------
   FINANCIALS - 4.4%
      Affiliated Managers Group *                         44,010      3,704,762
      Eaton Vance                                         82,795      2,917,696
      IntercontinentalExchange *                          29,750      3,469,743
                                                                   ------------
                                                                     10,092,201
                                                                   ------------
   HEALTH CARE - 14.5%
      Cerner *                                            73,155      6,211,591
      Covance *                                           61,560      3,517,538
      CR Bard                                             34,840      3,014,705
      DENTSPLY International                             115,605      4,235,767
      IDEXX Laboratories *                                78,980      5,223,737
      ResMed *                                            81,020      5,544,199
      Varian Medical Systems *                            93,765      5,286,471
                                                                   ------------
                                                                     33,034,008
                                                                   ------------
   INDUSTRIAL - 22.1%
      AMETEK                                              96,630      4,179,247
      CH Robinson Worldwide                               80,275      4,840,583
      Copart *                                            78,745      2,810,409
      Expeditors International of Washington             105,245      4,287,681
      Fastenal                                           101,590      5,555,957
      Flowserve                                           42,650      4,886,837
      IDEX                                                84,375      2,835,000

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      IHS, Cl A *                                         60,225   $  3,051,601
      Knight Transportation                              104,170      2,217,779
      L-3 Communications Holdings                         46,065      4,310,302
      Lincoln Electric Holdings                           40,205      2,409,888
      Roper Industries                                    81,845      4,994,182
      Stericycle *                                        66,805      3,934,815
                                                                   ------------
                                                                     50,314,281
                                                                   ------------
   INFORMATION TECHNOLOGY - 25.9%
      Adobe Systems *                                    111,385      3,741,422
      Akamai Technologies *                               54,170      2,103,421
      Amphenol, Cl A                                     114,730      5,301,673
      ANSYS *                                            115,050      5,177,250
      Citrix Systems *                                   109,345      5,139,215
      Cognizant Technology Solutions, Cl A *             124,755      6,384,961
      FactSet Research Systems                            42,365      3,186,695
      Fiserv *                                            78,675      4,019,506
      FLIR Systems *                                     122,970      3,761,652
      Global Payments                                     64,910      2,778,797
      Intuit *                                           131,250      4,746,000
      McAfee *                                           106,280      3,693,230
      MICROS Systems *                                   132,075      4,907,907
      Trimble Navigation *                               124,785      4,081,717
                                                                   ------------
                                                                     59,023,446
                                                                   ------------
   MATERIALS - 1.3%
      Sigma-Aldrich                                       49,885      2,958,181
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $160,978,588)                                        225,733,138
                                                                   ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.0%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          2,342,555      2,342,555
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,342,555)                                            2,342,555
                                                                   ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $163,321,143) ++                                        228,075,693
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                            (253,782)
                                                                   ------------
   NET ASSETS - 100.0%                                             $227,821,911
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $163,321,143, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $65,592,628 AND $(838,078), RESPECTIVELY.

CL     - CLASS

                                            See note to schedule of investments.

16 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                               LEVEL 2        LEVEL 3
                                TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                 04/30/10        PRICE         INPUTS         INPUTS
                               ------------   ------------   -----------   ------------
Investments in Securities *    $228,075,693   $228,075,693   $        --   $         --
                               ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 17

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 19.9%
      Buffalo Wild Wings *                                 2,845   $    117,612
      Capella Education *                                  1,725        156,319
      Dick's Sporting Goods *                              5,850        170,293
      hhgregg *                                            4,860        139,142
      Hibbett Sports *                                     6,585        181,088
      LKQ *                                                8,445        177,852
      Monro Muffler Brake                                  5,375        192,748
      Panera Bread, Cl A *                                 3,025        235,769
      Strayer Education                                      495        120,344
      WMS Industries *                                     4,615        230,842
                                                                   ------------
                                                                      1,722,009
                                                                   ------------
   ENERGY - 7.2%
      St. Mary Land & Exploration                          5,510        221,722
      T-3 Energy Services *                                6,855        203,936
      Whiting Petroleum *                                  2,175        196,468
                                                                   ------------
                                                                        622,126
                                                                   ------------
   FINANCIALS - 4.7%
      Affiliated Managers Group *                          2,465        207,504
      Eaton Vance                                          5,555        195,758
                                                                   ------------
                                                                        403,262
                                                                   ------------
   HEALTH CARE - 22.9%
      Dionex *                                             1,590        129,696
      Haemonetics *                                        1,950        112,827
      HMS Holdings *                                       3,360        179,760
      IDEXX Laboratories *                                 4,525        299,284
      Meridian Bioscience                                  7,505        150,025
      Neogen *                                             4,770        125,403
      NuVasive *                                           3,340        138,944
      Onyx Pharmaceuticals *                               2,825         81,558
      PAREXEL International *                              5,020        118,372
      Quality Systems                                      2,375        152,024
      SXC Health Solutions *                               2,465        171,811
      Techne                                               2,800        185,500
      West Pharmaceutical Services                         3,160        132,246
                                                                   ------------
                                                                      1,977,450
                                                                   ------------
   INDUSTRIAL - 19.3%
      Acuity Brands                                        3,340        151,001
      Aerovironment *                                      3,385         88,619
      Badger Meter                                         2,825        116,842
      CIRCOR International                                 3,585        123,539
      CoStar Group *                                       3,250        142,837
      Donaldson                                            3,180        147,234
      Genesee & Wyoming, Cl A *                            3,810        148,971
      Kaydon                                               2,755        114,691
      Knight Transportation                               10,115        215,348
      Lincoln Electric Holdings                            1,835        109,990
      Middleby *                                           2,485        151,883
      RBC Bearings *                                       4,860        153,382
                                                                   ------------
                                                                      1,664,337
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 23.4%
      ANSYS *                                              5,220   $    234,900
      Blackboard *                                         3,000        127,650
      Bottomline Technologies *                            6,185        107,619
      Concur Technologies *                                4,035        169,107
      Digital River *                                      4,125        115,252
      Dolby Laboratories, Cl A *                           1,570        107,890
      F5 Networks *                                        4,190        286,722
      FactSet Research Systems                             2,980        224,156
      Interactive Intelligence *                           4,640         91,733
      Pegasystems                                          2,800         88,676
      Riverbed Technology *                                4,390        136,046
      Rofin-Sinar Technologies *                           3,605         95,749
      Tyler Technologies *                                 5,870        100,025
      Ultimate Software Group *                            3,945        131,960
                                                                   ------------
                                                                      2,017,485
                                                                   ------------
   MATERIALS - 1.8%
      Balchem                                              6,082        157,767
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $6,933,916)                                            8,564,436
                                                                   ------------
   TOTAL INVESTMENTS - 99.2%
      (Cost $6,933,916) ++                                            8,564,436
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.8%                                72,508
                                                                   ------------
   NET ASSETS - 100.0%                                             $  8,636,944
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,933,916, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,713,098 AND $(82,578), RESPECTIVELY.

CL     - CLASS

                                            See note to schedule of investments.

18 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                              LEVEL 2        LEVEL 3
                                 TOTAL FAIR      LEVEL 1    SIGNIFICANT   SIGNIFICANT
                                  VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                  04/30/10       PRICE        INPUTS         INPUTS
                                -----------   -----------   -----------   ------------
Investments in Securities*      $ 8,564,436   $ 8,564,436   $        --   $         --
                                ===========   ===========   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 19

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.9%+
--------------------------------------------------------------------------------
   ARGENTINA - 0.7%
      Banco Macro, ADR (A)                                10,000   $    280,000
      MercadoLibre * (A)                                  15,000        756,300
      Telecom Argentina, SP ADR                           35,000        684,250
                                                                   ------------
                                                                      1,720,550
                                                                   ------------
   AUSTRALIA - 6.5%
      Australia & New Zealand Banking Group ^             80,000      1,771,941
      BHP Billiton ^                                      60,000      2,193,374
      Caltex Australia ^                                 100,000      1,067,259
      Coca-Cola Amatil ^                                  50,000        516,179
      Commonwealth Bank of Australia ^                    24,000      1,284,108
      CSL ^                                               13,000        388,458
      JB Hi-Fi ^                                          20,000        356,003
      Lend Lease Group ^ (A)                             100,000        787,094
      Macquarie Group ^                                   12,000        547,200
      National Australia Bank ^                           40,000      1,021,955
      Newcrest Mining ^                                   15,000        452,785
      OneSteel ^                                         120,000        385,946
      Orica ^                                             30,000        727,529
      OZ Minerals * ^                                    500,000        526,293
      QBE Insurance Group ^                               40,000        774,978
      Rio Tinto ^                                          7,000        457,381
      UGL ^                                               60,000        811,292
      Wesfarmers ^                                        35,000        938,256
                                                                   ------------
                                                                     15,008,031
                                                                   ------------
   BELGIUM - 2.4%
      Ageas * ^ (A)                                      200,000        614,337
      Agfa-Gevaert * ^                                    60,000        445,057
      Anheuser-Busch InBev ^ (A)                          25,000      1,212,790
      Bekaert ^                                            4,000        715,174
      Belgacom ^                                          13,000        456,550
      D' Ieteren ^                                         1,000        468,429
      Delhaize Group ^                                     6,000        496,179
      Dexia * ^                                          100,000        540,366
      Nyrstar * ^                                         40,000        519,110
                                                                   ------------
                                                                      5,467,992
                                                                   ------------
   BERMUDA - 0.2%
      Catlin Group ^                                      70,000        376,514
                                                                   ------------
   BRAZIL - 3.0%
      Banco do Brasil                                     70,000      1,207,306
      BM&F BOVESPA                                        70,000        461,096
      Cia de Bebidas das Americas, ADR (A)                 5,000        489,000
      Cia Siderurgica Nacional, SP ADR (A)                34,000        634,100
      Petroleo Brasileiro, ADR                            45,000      1,909,350
      Positivo Informatica                                30,000        323,429
      Souza Cruz                                          10,000        387,746
      Vale, SP ADR (A)                                    50,000      1,531,500
                                                                   ------------
                                                                      6,943,527
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   CANADA - 0.9%
      Barrick Gold                                        10,000   $    436,110
      Husky Energy                                        10,000        282,634
      Royal Bank of Canada (A)                            12,000        727,584
      SXC Health Solutions * (A)                           8,000        556,251
                                                                   ------------
                                                                      2,002,579
                                                                   ------------
   CHINA - 0.3%
      China Construction Bank, Cl H ^                    800,000        649,658
                                                                   ------------
   COLOMBIA - 0.3%
      Bancolombia, SP ADR                                 15,000        701,100
                                                                   ------------
   DENMARK - 1.2%
      A P Moller - Maersk, Cl B ^                             70        587,735
      Carlsberg, Cl B ^                                    4,000        323,280
      Danske Bank * ^                                     15,000        391,616
      FLSmidth ^                                           6,000        452,091
      H Lundbeck ^                                        30,000        494,330
      Novo Nordisk, Cl B ^                                 7,000        575,945
                                                                   ------------
                                                                      2,824,997
                                                                   ------------
   FRANCE - 8.3%
      AXA ^ (A)                                           44,311        880,568
      BNP Paribas ^                                       25,058      1,721,140
      Bouygues ^ (A)                                      20,000        990,998
      Carrefour ^                                         21,000      1,029,291
      Casino Guichard-Perrachon ^ (A)                      6,000        529,640
      Christian Dior ^                                     9,000        958,109
      CNP Assurances ^                                     5,000        420,885
      Compagnie Generale des Etablissements
         Michelin, Cl B ^                                  5,000        362,223
      Dassault Systemes ^                                  7,000        454,825
      France Telecom ^                                    35,000        766,209
      L'Oreal ^ (A)                                        5,000        519,619
      Lafarge ^                                           17,000      1,232,540
      PPR ^                                                4,000        537,599
      Sanofi-Aventis ^                                    28,746      1,961,013
      Schneider Electric ^ (A)                             8,000        908,229
      SILIC REIT ^                                         4,000        471,253
      Technip ^ (A)                                       10,000        799,610
      Total ^                                             30,000      1,632,222
      Valeo * ^                                           12,000        401,375
      Veolia Environnement ^                              30,000        942,465
      Vinci ^                                             18,000      1,003,058
      Vivendi ^                                           25,000        655,812
                                                                   ------------
                                                                     19,178,683
                                                                   ------------

                                            See note to schedule of investments.

20 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   GERMANY - 4.8%
      Allianz ^ (A)                                        8,000   $    917,162
      BASF ^ (A)                                          20,000      1,162,774
      Bayer ^ (A)                                         15,000        958,158
      Bilfinger Berger ^                                  10,000        664,128
      Daimler * ^                                         10,000        514,536
      Deutsche Bank ^ (A)                                 10,000        697,978
      E.ON ^ (A)                                          20,000        737,557
      Fresenius Medical Care KGAA ^ (A)                   10,000        541,439
      Hannover Rueckversicherung * ^ (A)                   8,000        375,477
      Linde ^ (A)                                          6,000        718,178
      Metro ^ (A)                                          7,000        420,823
      Muenchener Rueckversicherungs-
         Gesellschaft ^ (A)                                3,000        422,802
      Puma ^                                               2,000        668,830
      RWE ^                                               11,000        904,840
      Siemens ^                                            7,000        690,385
      Software ^                                           5,000        574,833
                                                                   ------------
                                                                     10,969,900
                                                                   ------------
   HONG KONG - 3.1%
      BOC Hong Kong Holdings ^                           300,000        717,983
      Cafe De Coral Holdings                             120,000        290,257
      Cheung Kong Holdings ^                              40,000        493,274
      China Mobile ^                                      50,000        489,452
      CLP Holdings ^                                      80,000        560,431
      CNOOC ^                                            400,000        703,589
      Geely Automobile Holdings ^                        700,000        298,432
      Hutchison Whampoa ^                                 40,000        274,524
      Kingboard Chemical Holdings ^                       80,000        428,894
      Li & Fung ^                                        100,000        482,095
      Noble Group ^                                      200,000        433,778
      Shun Tak Holdings ^                                500,000        291,993
      Sun Hung Kai Properties ^                           50,000        693,202
      Swire Pacific, Cl A ^                               50,000        558,752
      Swire Properties * ^                                 5,000         23,320
      VTech Holdings ^                                    40,000        447,184
                                                                   ------------
                                                                      7,187,160
                                                                   ------------
   HUNGARY - 1.4%
      Magyar Telekom Telecommunications ^                 90,000        320,236
      MOL Hungarian Oil and Gas Nyrt * ^                   8,000        810,075
      OTP Bank Nyrt * ^                                   50,000      1,757,573
      Richter Gedeon Nyrt ^                                2,000        424,274
                                                                   ------------
                                                                      3,312,158
                                                                   ------------
   INDIA - 2.2%
      Axis Bank ^                                         20,000        566,920
      Dr. Reddy's Laboratories ^                          12,000        338,470
      HDFC Bank, ADR (A)                                   4,000        596,480
      Hero Honda Motors ^                                 10,000        429,419

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDIA - (CONTINUED)
      ICICI Bank, SP ADR                                  10,000   $    425,200
      Infosys Technologies, SP ADR (A)                    17,000      1,017,960
      Oil & Natural Gas ^                                 20,000        472,348
      Sterlite Industries, ADR                            35,000        634,900
      Tata Motors, SP ADR (A)                             25,000        511,250
                                                                   ------------
                                                                      4,992,947
                                                                   ------------
   INDONESIA - 1.3%
      Adaro Energy ^                                   1,500,000        359,550
      Astra International ^                              100,000        516,756
      Bank Rakyat Indonesia ^                            750,000        734,063
      Bumi Resources ^                                   900,000        230,976
      Indocement Tunggal Prakarsa ^                      150,000        259,917
      Perusahaan Gas Negara ^                            500,000        224,556
      Telekomunikasi Indonesia ^                         400,000        345,319
      United Tractors ^                                  120,000        256,455
                                                                   ------------
                                                                      2,927,592
                                                                   ------------
   IRELAND - 0.3%
      Experian ^                                          70,000        647,141
                                                                   ------------
   ITALY - 0.7%
      Azimut Holding ^                                    35,000        394,402
      Hera ^                                             150,000        318,406
      Intesa Sanpaolo * ^                                250,000        823,980
                                                                   ------------
                                                                      1,536,788
                                                                   ------------
   JAPAN - 14.1%
      Air Water ^                                         40,000        442,612
      Asahi Breweries ^                                   15,000        269,451
      Astellas Pharma ^                                   12,000        420,179
      Bank of Yokohama ^                                  70,000        363,959
      Bridgestone ^                                       30,000        499,981
      Canon ^                                             20,000        914,866
      Central Japan Railway ^                                 50        407,145
      Chubu Electric Power ^                              14,000        325,271
      Chuo Mitsui Trust Holdings ^                       130,000        496,010
      Daito Trust Construction ^                          10,000        533,066
      Denso ^                                             20,000        583,664
      East Japan Railway ^                                 6,000        401,363
      Fanuc ^                                              4,000        472,343
      Fast Retailing ^                                     4,000        606,128
      FUJIFILM Holdings ^                                 16,000        548,344
      Fujitsu ^                                          120,000        843,836
      Hitachi * ^                                        120,000        527,415
      Hitachi Chemical ^                                  25,000        542,934
      Honda Motor ^                                       30,000      1,015,127
      Hoya ^                                              20,000        553,179
      Itochu ^                                           100,000        866,366
      Japan Tobacco ^                                        150        519,817

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 21

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      JFE Holdings ^                                      14,000   $    499,266
      KDDI ^                                                  50        241,076
      Kintetsu World Express ^                            15,000        357,847
      Kyocera ^                                            4,000        401,625
      KYORIN ^                                            20,000        287,615
      Marubeni ^                                         100,000        590,035
      Miraca Holdings ^                                   12,000        386,575
      Mitsubishi ^                                        35,000        829,076
      Mitsubishi Electric ^                               50,000        445,625
      Mitsui ^                                            45,000        676,309
      Mitsui Fudosan ^                                    25,000        462,982
      Mizuho Financial Group ^                           200,000        385,105
      Nintendo ^                                           3,000      1,007,782
      Nippon Steel ^                                     100,000        354,786
      Nissan Motor * ^                                    80,000        696,093
      Nitto Denko ^                                       10,000        390,740
      Nomura Holdings ^                                   50,000        345,606
      NTT DoCoMo ^                                           200        311,158
      Osaka Gas ^                                        150,000        521,981
      Rohm ^                                               4,000        296,440
      Sankyo ^                                             7,000        323,117
      Secom ^                                             10,000        434,155
      Seven & I Holdings ^                                20,000        511,422
      Sharp ^                                             40,000        518,081
      Softbank ^                                          30,000        670,946
      Sony ^                                              15,000        513,585
      Sumitomo ^                                          30,000        361,257
      Sumitomo Electric ^                                 50,000        615,298
      Sumitomo Metal Mining ^                             25,000        369,863
      Sumitomo Mitsui Financial Group ^                   10,000        330,718
      Sumitomo Trust & Banking ^                         100,000        604,755
      Takeda Pharmaceutical ^                             13,000        558,159
      TDK ^                                                6,000        384,004
      Terumo ^                                             6,000        305,673
      TOKIO Marine Holdings ^                             20,000        595,412
      Tokuyama ^                                          40,000        224,015
      Tokyo Electron ^                                     6,000        393,377
      Tokyo Gas ^                                        150,000        637,433
      Toshiba * ^                                         70,000        403,518
      Toyo Suisan Kaisha ^                                10,000        241,053
      Toyota Motor ^                                      22,000        850,035
      Toyota Motor, SP ADR (A)                            10,000        770,900
                                                                   ------------
                                                                     32,257,554
                                                                   ------------
   LUXEMBOURG - 0.6%
      Oriflame Cosmetics, SDR * ^                          6,000        339,988
      Tenaris ^                                           30,000        602,380
      Ternium, SP ADR * (A)                               12,000        443,280
                                                                   ------------
                                                                      1,385,648
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MEXICO - 1.2%
      America Movil, ADR, Ser L                           20,000   $  1,029,600
      Fomento Economico Mexicano, ADR                     10,000        473,300
      Fresnillo ^                                         40,000        486,879
      Grupo Mexico, Ser B                                150,000        395,825
      Grupo Televisa, SP ADR                              20,000        415,600
                                                                   ------------
                                                                      2,801,204
                                                                   ------------
   NETHERLANDS - 2.1%
      BinckBank ^                                         20,000        279,742
      CSM ^                                               15,000        484,726
      Heineken ^ (A)                                       7,000        326,395
      ING Groep * ^                                       60,000        529,580
      Koninklijke (Royal) KPN ^                           30,000        450,090
      Koninklijke Ahold ^                                 25,000        342,803
      Koninklijke Boskalis Westminster ^                   8,000        360,851
      Koninklijke DSM ^                                   12,000        536,003
      Koninklijke Philips Electronics ^                   20,000        671,584
      Royal Dutch Shell, Cl B ^                           21,333        643,160
      TNT ^ (A)                                           10,000        305,598
                                                                   ------------
                                                                      4,930,532
                                                                   ------------
   NORWAY - 0.9%
      Austevoll Seafood * ^                               60,000        477,482
      Statoil ^                                           30,000        725,391
      TGS Nopec Geophysical * ^                           25,000        479,137
      Yara International ^                                10,000        346,994
                                                                   ------------
                                                                      2,029,004
                                                                   ------------
   POLAND - 1.1%
      Bank Pekao * ^                                      10,000        569,827
      KGHM Polska Miedz ^                                 10,000        372,943
      Polski Koncern Naftowy Orlen * ^                    30,000        395,166
      Powszechna Kasa Oszczednosci
         Bank Polski ^                                    50,000        720,007
      Telekomunikacja Polska ^                            70,000        380,699
                                                                   ------------
                                                                      2,438,642
                                                                   ------------
   SINGAPORE - 3.3%
      Allgreen Properties ^                              400,000        364,626
      Jardine Cycle & Carriage ^                          25,000        549,678
      Keppel ^                                           100,000        709,547
      M1 ^                                               160,000        248,194
      Oversea-Chinese Banking ^                          200,000      1,270,181
      SembCorp Industries ^                              400,000      1,216,640
      StarHub ^                                          350,000        594,075
      Straits Asia Resources ^                           150,000        219,786
      United Overseas Bank ^                              90,000      1,316,693
      UOL Group ^                                        180,000        499,639
      Wilmar International ^                             100,000        502,105
                                                                   ------------
                                                                      7,491,164
                                                                   ------------

                                            See note to schedule of investments.

22 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   SOUTH KOREA - 1.6%
      Korea Zinc ^                                         3,000   $    522,206
      LG Display ^                                        15,000        637,927
      LG Electronics ^                                     5,000        545,187
      Samsung Electronics ^                                1,000        760,339
      Samsung Engineering ^                                6,000        578,231
      Woori Finance Holdings ^                            40,000        634,595
                                                                   ------------
                                                                      3,678,485
                                                                   ------------
   SPAIN - 1.7%
      Banco Santander (A)                                150,000      1,907,305
      Construcciones y Auxiliar de
         Ferrocarriles ^                                     500        274,256
      Red Electrica ^                                      9,000        426,416
      Tecnicas Reunidas ^                                  5,000        303,417
      Telefonica ^                                        40,000        905,410
                                                                   ------------
                                                                      3,816,804
                                                                   ------------
   SWEDEN - 3.8%
      Alfa Laval ^                                        35,000        521,517
      Assa Abloy, Cl B ^ (A)                              20,000        461,142
      Atlas Copco, Cl A ^ (A)                             40,000        643,364
      Electrolux, Ser B ^                                 40,000      1,028,749
      Elekta, Cl B ^                                      15,000        389,537
      Hennes & Mauritz, Cl B ^ (A)                         5,000        319,043
      Hexagon, Cl B ^ (A)                                 30,000        475,928
      Nordea Bank ^                                      100,000        975,623
      Saab, Cl B ^                                        30,000        464,281
      Skandinaviska Enskilda
         Banken, Cl A * ^ (A)                             45,000        306,754
      Svenska Cellulosa, Cl B ^ (A)                       50,000        651,496
      Svenska Handelsbanken, Cl A ^ (A)                   30,000        841,244
      Tele2, Cl B ^ (A)                                   35,000        591,495
      Telefonaktiebolaget LM Ericsson, Cl B ^             90,000      1,038,648
                                                                   ------------
                                                                      8,708,821
                                                                   ------------
   SWITZERLAND - 5.4%
      ABB ^                                               30,000        575,445
      Actelion * ^                                         5,000        202,787
      Clariant * ^                                        40,000        551,888
      Compagnie Financiere Richemont, Cl A ^              10,000        368,839
      Credit Suisse Group ^                               30,477      1,398,826
      Geberit ^                                            6,000      1,064,830
      Nestle ^                                            50,000      2,446,546
      Novartis ^                                          37,002      1,886,538
      Roche Holding ^                                     12,833      2,026,192
      Swiss Life Holding ^                                 5,000        607,779
      Syngenta ^                                           2,500        633,424
      Zurich Financial Services ^                          2,598        575,963
                                                                   ------------
                                                                     12,339,057
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   THAILAND - 2.3%
      Bangkok Bank ^                                     300,000   $  1,066,998
      Banpu, NVDR ^                                      100,000      1,958,641
      Charoen Pokphand Foods, NVDR ^                   1,400,000        666,186
      Krung Thai Bank, NVDR ^                          2,000,000        752,922
      Thai Oil, NVDR ^                                   250,000        357,529
      Total Access Communication, NVDR ^                 400,000        415,657
                                                                   ------------
                                                                      5,217,933
                                                                   ------------
   TURKEY - 1.9%
      Turk Hava Yollari ^                                300,000        991,643
      Turkcell Iletisim Hizmetleri ^                      90,000        583,331
      Turkiye Garanti Bankasi ^                          200,000        968,906
      Turkiye Halk Bankasi ^                             120,000        949,500
      Turkiye Is Bankasi, Cl C ^                         280,135        972,914
                                                                   ------------
                                                                      4,466,294
                                                                   ------------
   UNITED KINGDOM - 18.3%
      AMEC ^                                              50,000        635,410
      Amlin ^                                             70,000        400,513
      Anglo American * ^                                  20,000        849,519
      AstraZeneca ^                                       38,085      1,682,856
      BAE Systems ^                                       90,000        471,711
      Balfour Beatty ^                                    75,000        317,449
      Barclays ^                                         200,000      1,027,367
      BBA Aviation ^                                     150,000        474,621
      BG Group ^                                          65,000      1,098,676
      BHP Billiton ^                                      65,000      1,984,485
      BP ^                                               250,000      2,180,484
      British American Tobacco ^                          47,170      1,483,250
      Britvic ^                                           70,000        513,043
      Cable & Wireless Communications                    400,000        377,924
      Cable & Wireless Worldwide *                       400,000        528,788
      Centrica ^                                         121,875        547,445
      Compass Group ^                                    110,000        894,610
      Croda International ^                               60,000        920,108
      Enquest *                                           90,000        135,915
      GlaxoSmithKline ^                                  124,044      2,302,387
      HSBC Holdings ^                                    168,000      1,710,653
      HSBC Holdings, SP ADR (A)                           15,000        763,350
      Imperial Tobacco Group ^                            30,000        854,644
      Inmarsat ^                                          40,000        465,419
      Invensys ^                                          80,000        412,003
      Investec ^                                          50,000        395,455
      John Wood Group ^                                  180,000      1,013,896
      Johnson Matthey ^                                   20,000        531,901
      Lloyds Banking Group * ^                           331,641        331,806
      Lloyds Banking Group
         Deferred Shares *                               331,641             --
      Man Group ^                                         80,000        295,339
      Micro Focus International ^                        100,000        799,522
      National Grid ^                                     40,000        385,719
      Old Mutual * ^                                     250,000        441,220

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 23

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      Pearson ^                                           50,000   $    799,052
      Petrofac ^                                          90,000      1,556,569
      Premier Oil * ^                                     40,000        774,645
      Provident Financial ^                               30,000        383,245
      Prudential ^                                        60,000        526,766
      Reckitt Benckiser Group ^                           18,000        935,066
      Rio Tinto                                           25,000      1,292,517
      Rolls-Royce Group ^                                 70,000        616,805
      Rolls-Royce Group, Cl C * ^                      6,300,000          9,639
      RSA Insurance Group ^                              250,000        462,720
      Southern Cross Healthcare * ^                      120,000        142,814
      Standard Chartered ^                                45,000      1,200,357
      Tesco ^                                            160,000      1,061,238
      Unilever ^                                          60,000      1,803,016
      United Utilities Group ^                            50,000        409,166
      Vodafone Group ^                                   550,385      1,219,577
      WH Smith ^                                         120,000        920,525
      WPP Group ^                                         60,000        636,142
                                                                   ------------
                                                                     41,977,347
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $181,455,738)                                        219,985,806
                                                                   ------------

--------------------------------------------------------------------------------
   PREFERRED STOCK - 0.2%
--------------------------------------------------------------------------------
   BRAZIL - 0.2%
      Eletropaulo Metropolitana, Cl B                     20,000        443,780
                                                                   ------------
      TOTAL PREFERRED STOCK
         (Cost $238,034)                                                443,780
                                                                   ------------

--------------------------------------------------------------------------------
   WARRANTS - 0.0%
--------------------------------------------------------------------------------
   HONG KONG - 0.0%
      Kingboard Chemical Holdings                          8,000          1,674
                                                                   ------------
      TOTAL WARRANTS
         (Cost $--)                                                       1,674
                                                                   ------------

--------------------------------------------------------------------------------
   EXCHANGE TRADED FUND - 0.9%
--------------------------------------------------------------------------------
   UNITED STATES - 0.9%
      Market Vectors Russia (A)                           60,000      2,034,000
                                                                   ------------
      TOTAL EXCHANGE TRADED FUND
         (Cost $1,100,344)                                            2,034,000
                                                                   ------------

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 15.6%
--------------------------------------------------------------------------------
      Bank of America (B)
         0.290%, dated 04/30/10, matures on
         05/03/10 repurchase price $17,852,993
         (collateralized by various corporate
         obligations, ranging in par value from
         $7,740,000 - $17,792,424, 5.740% -
         6.113%, 01/15/28 - 01/15/53, total
         market value $18,745,190)                  $ 17,852,562   $ 17,852,562
      Credit Suisse Securities (USA)
         0.180%, dated 04/30/10, matures on
         05/03/10 repurchase price $4,393,468
         (collateralized by a U.S. Treasury Bill
         Obligation, par value $4,445,000,
         1.375%, 04/15/12, total market
         value $4,486,746)                             4,393,402      4,393,402
      HSBC Securities (B)
         0.360%, dated 04/30/10, matures on
         05/03/10 repurchase price $13,500,405
         (collateralized by a corporate obligation,
         par value $25,900,000, 2.900%,
         09/10/14, total market value
         $14,176,210)                                 13,500,000     13,500,000
                                                                   ------------
         TOTAL REPURCHASE AGREEMENT
         (Cost $35,745,964)                                          35,745,964
                                                                   ------------
   TOTAL INVESTMENTS - 112.6%
      (Cost $218,540,080) ++                                        258,211,224
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (12.6)%                        (28,835,775)
                                                                   ------------
   NET ASSETS - 100.0%                                             $229,375,449
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF APRIL 30, 2010 IS $196,607,699.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $218,540,080, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $44,768,145 AND $(5,097,001), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 IS $29,765,723.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)    FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF APRIL 30, 2010 WERE AS
       FOLLOWS:

                                PRINCIPAL                             NET
CONTRACTS                        AMOUNT                            UNREALIZED
TO BUY OR                      COVERED BY                         APPRECIATION
TO SELL         CURRENCY        CONTRACTS       EXPIRATION       (DEPRECIATION)
-------------------------------------------------------------------------------
  Sell             EUR         10,000,000         05/10             335,818

                                            See note to schedule of investments.

24 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
EUR    - EUROPEAN EURO
HKD    - HONG KONG DOLLAR
NVDR   - NON VOTING DEPOSITARY RECEIPT
REIT   - REAL ESTATE INVESTMENT TRUST
SDR    - SWEDISH DEPOSITARY RECEIPT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

                  FUND SECTORS+++

                                            % OF
SECTOR                                    PORTFOLIO
Financials...........................       24.4%
Industrial...........................       12.1%
Materials............................       11.1%
Energy...............................        9.4%
Consumer Staples.....................        9.3%
Consumer Discretionary...............        8.7%
Health Care..........................        7.6%
Information Technology...............        6.0%
Telecommunication Services...........        5.3%
Utilities ...........................        3.3%
Repurchase Agreement ................        1.9%
Exchange Traded Fund ................        0.9%

+++Excludes securities purchased with cash collateral received from securities lending.

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                           LEVEL 2        LEVEL 3
                                         TOTAL FAIR         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                          VALUE AT          QUOTED       OBSERVABLE     UNOBSERVABLE
                                          04/30/10           PRICE         INPUTS          INPUTS
                                        -------------   --------------   ------------   ------------
Common Stock
   Argentina                            $   1,720,550   $    1,720,550   $         --   $         --
   Australia                               15,008,031               --     15,008,031             --
   Belgium                                  5,467,992               --      5,467,992             --
   Bermuda                                    376,514               --        376,514             --
   Brazil                                   6,943,527        6,943,527             --             --
   Canada                                   2,002,579        2,002,579             --             --
   China                                      649,658               --        649,658             --
   Colombia                                   701,100          701,100             --             --
   Denmark                                  2,824,997               --      2,824,997             --
   France                                  19,178,683               --     19,178,683             --
   Germany                                 10,969,900               --     10,969,900             --
   Hong Kong                                7,187,160          290,257      6,896,903             --
   Hungary                                  3,312,158               --      3,312,158             --
   India                                    4,992,947        3,185,790      1,807,157             --
   Indonesia                                2,927,592               --      2,927,592             --
   Ireland                                    647,141               --        647,141             --
   Italy                                    1,536,788               --      1,536,788             --
   Japan                                   32,257,554          770,900     31,486,654             --
   Luxembourg                               1,385,648          443,280        942,368             --
   Mexico                                   2,801,204        2,314,325        486,879             --
   Netherlands                              4,930,532               --      4,930,532             --
   Norway                                   2,029,004               --      2,029,004             --
   Poland                                   2,438,642               --      2,438,642             --
   Singapore                                7,491,164               --      7,491,164             --
   South Korea                              3,678,485               --      3,678,485             --
   Spain                                    3,816,804        1,907,305      1,909,499             --
   Sweden                                   8,708,821               --      8,708,821             --

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 25

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

                                                                            LEVEL 2        LEVEL 3
                                          TOTAL FAIR         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                           VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                                           04/30/10          PRICE          INPUTS         INPUTS
                                        -------------   --------------   ------------   ------------
Common Stock (continued)
   Switzerland                          $  12,339,057   $           --   $ 12,339,057   $         --
   Thailand                                 5,217,933               --      5,217,933             --
   Turkey                                   4,466,294               --      4,466,294             --
   United Kingdom                          41,977,347        3,098,494     38,869,214          9,639
                                        -------------   --------------   ------------   ------------
Total Common Stocks                       219,985,806       23,378,107    196,598,060          9,639
                                        -------------   --------------   ------------   ------------
Preferred Stock
   Brazil                                     443,780          443,780             --             --
                                        -------------   --------------   ------------   ------------
Warrants                                        1,674               --          1,674             --
                                        -------------   --------------   ------------   ------------
Exchange Traded Fund                        2,034,000        2,034,000             --             --
                                        -------------   --------------   ------------   ------------
Repurchase Agreement                       35,745,964               --     35,745,964             --
                                        -------------   --------------   ------------   ------------
Foreign Currency Contracts                    335,818               --        335,818             --
                                        -------------   --------------   ------------   ------------
Total:                                  $ 258,547,042   $   25,855,887   $232,681,516   $      9,639
                                        =============   ==============   ============   ============

THE FOLLOWING IS A RECONCILIATION OF LEVEL 3 HOLDINGS FOR WHICH SIGNIFICANT UNOBSERVABLE INPUTS WERE USED IN DETERMINING FAIR VALUE AS OF APRIL 30, 2010:

                                          TOTAL FAIR    INVESTMENTS IN
                                            VALUE         SECURITIES
                                        -------------   --------------
Common Stock
   Value, Beginning of period           $          --   $           --
   Transfers in and/or out of Level 3           9,639            9,639
                                        -------------   --------------
   Value, end of period                 $       9,639   $        9,639
                                        =============   ==============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

26 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 96.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.9%
      Gap                                                 19,740   $    488,170
      International Game Technology                       20,285        427,608
      Kohl's *                                            28,820      1,584,812
      Las Vegas Sands *                                   42,730      1,062,268
      NIKE, Cl B                                          14,955      1,135,234
      Nordstrom                                           21,884        904,466
      Staples                                             74,929      1,763,079
      Starwood Hotels & Resorts Worldwide                 20,825      1,135,171
      Tiffany & Co.                                       17,176        832,692
      Yum! Brands                                         23,805      1,009,808
                                                                   ------------
                                                                     10,343,308
                                                                   ------------
   CONSUMER STAPLES - 13.7%
      Avon Products                                       27,460        887,782
      Coca-Cola                                           44,805      2,394,827
      CVS Caremark                                        67,762      2,502,451
      Kellogg                                             20,580      1,130,665
      Philip Morris International                         52,378      2,570,712
      Procter & Gamble                                    14,190        882,050
      Wal-Mart Stores                                     50,156      2,690,869
                                                                   ------------
                                                                     13,059,356
                                                                   ------------
   ENERGY - 7.1%
      BG Group PLC, SP ADR #                              13,350      1,158,780
      Cameron International *                             20,320        801,827
      Occidental Petroleum                                21,322      1,890,409
      Schlumberger                                        29,609      2,114,675
      Suncor Energy #                                     21,760        743,539
                                                                   ------------
                                                                      6,709,230
                                                                   ------------
   FINANCIALS - 4.2%
      Goldman Sachs Group                                  9,820      1,425,864
      Hanover Insurance Group                             20,260        912,713
      Invesco                                             34,070        783,269
      JPMorgan Chase                                      21,425        912,277
                                                                   ------------
                                                                      4,034,123
                                                                   ------------
   HEALTH CARE - 11.0%
      Gilead Sciences *                                   41,755      1,656,421
      Hospira *                                           16,485        886,728
      Johnson & Johnson                                   39,188      2,519,788
      Merck                                               50,445      1,767,593
      Pfizer                                              76,745      1,283,176
      Thermo Fisher Scientific *                          14,740        814,827
      Zimmer Holdings *                                   25,700      1,565,387
                                                                   ------------
                                                                     10,493,920
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 11.2%
      3M                                                  13,395   $  1,187,735
      Danaher                                             27,378      2,307,418
      Deere                                               15,725        940,670
      Donaldson                                           30,665      1,419,790
      Emerson Electric                                    11,346        592,602
      Expeditors International of Washington              41,492      1,690,384
      Rockwell Collins                                    22,585      1,468,025
      Stericycle *                                        18,535      1,091,711
                                                                   ------------
                                                                     10,698,335
                                                                   ------------
   INFORMATION TECHNOLOGY - 30.1%
      Accenture, Cl A                                     13,025        568,411
      Analog Devices                                      31,310        937,108
      Apple *                                             17,795      4,646,630
      Autodesk *                                          19,500        663,195
      Broadcom, Cl A                                      16,645        574,086
      Cisco Systems *                                    167,519      4,509,611
      Citrix Systems *                                    21,525      1,011,675
      EMC *                                               30,080        571,821
      Google, Cl A *                                       6,806      3,576,145
      Intel                                              108,386      2,474,452
      Linear Technology                                   43,130      1,296,488
      Microsoft                                          104,644      3,195,828
      Oracle                                              86,163      2,226,452
      QUALCOMM                                            39,140      1,516,284
      Varian Semiconductor Equipment Associates *         25,635        844,417
                                                                   ------------
                                                                     28,612,603
                                                                   ------------
   MATERIALS - 6.0%
      Ecolab                                              45,455      2,220,022
      Praxair                                             29,763      2,493,247
      Weyerhaeuser                                        21,040      1,041,901
                                                                   ------------
                                                                      5,755,170
                                                                   ------------
   UTILITIES - 1.8%
      ITC Holdings                                         9,586        535,186
      Questar                                             15,760        755,692
      Wisconsin Energy                                     8,555        449,223
                                                                   ------------
                                                                      1,740,101
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $76,391,451)                                          91,446,146
                                                                   ------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 27

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 4.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          3,869,010   $  3,869,010
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,869,010)                                            3,869,010
                                                                   ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $80,260,461) ++                                          95,315,156
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (92,648)
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 95,222,508
                                                                   ============

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $80,260,461, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,666,382 AND $(611,687), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                               LEVEL 2        LEVEL 3
                                TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                 04/30/10         PRICE         INPUTS        INPUTS
                               ------------   ------------   -----------   ------------
Investments in Securities *    $ 95,315,156   $ 95,315,156   $        --   $         --
                               ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

28 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.7%
      Apollo Group, Cl A *                                12,500   $    717,625
      Big Lots *                                          27,300      1,042,860
      Coach                                               44,600      1,862,050
      Comcast, Cl A                                       88,900      1,754,886
      DIRECTV Group *                                     69,800      2,528,854
      Ford Motor *                                        93,400      1,216,068
      Gap                                                 77,100      1,906,683
      Limited Brands                                      40,100      1,074,680
      Macy's                                              89,300      2,071,760
      Netflix *                                           17,200      1,698,844
      Time Warner                                         43,266      1,431,239
      Viacom, Cl B *                                      26,800        946,844
      Whirlpool                                           11,500      1,252,005
                                                                   ------------
                                                                     19,504,398
                                                                   ------------
   CONSUMER STAPLES - 5.2%
      ConAgra Foods                                       68,800      1,683,536
      Hansen Natural *                                    17,100        753,768
      Herbalife #                                         30,400      1,466,800
      Kroger                                              37,000        822,510
      Procter & Gamble                                    25,000      1,554,000
      Safeway                                             27,800        656,080
      Sysco                                               57,100      1,800,934
      Wal-Mart Stores                                     13,800        740,370
                                                                   ------------
                                                                      9,477,998
                                                                   ------------
   ENERGY - 17.3%
      Apache                                               7,200        732,672
      Chevron                                             84,900      6,914,256
      ConocoPhillips                                      82,000      4,853,580
      Exxon Mobil                                        138,300      9,383,655
      Hess                                                11,500        730,825
      Marathon Oil                                        84,200      2,707,030
      Murphy Oil                                          30,900      1,858,635
      Occidental Petroleum                                10,900        966,394
      Oil States International *                          22,600      1,091,806
      Southern Union                                      29,600        773,448
      Sunoco                                              44,400      1,455,432
                                                                   ------------
                                                                     31,467,733
                                                                   ------------
   FINANCIALS - 25.4%
      Aflac                                               15,200        774,592
      Allstate                                            38,600      1,261,062
      American Financial Group                            52,500      1,545,075
      Ameriprise Financial                                19,400        899,384
      Assurant                                            35,200      1,282,336
      Bank of America                                    131,700      2,348,211
      Capital One Financial                               16,900        733,629
      Chubb                                               48,700      2,574,769

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Credicorp #                                         18,900   $  1,641,654
      Endurance Specialty Holdings #                      40,800      1,503,480
      Franklin Resources                                  17,700      2,046,828
      Goldman Sachs Group                                 15,800      2,294,160
      HRPT Properties Trust REIT                         101,000        791,840
      Hudson City Bancorp                                128,700      1,711,710
      JPMorgan Chase                                     131,600      5,603,528
      Mercury General                                     20,600        926,794
      Morgan Stanley                                      23,700        716,214
      NYSE Euronext                                       51,900      1,693,497
      Platinum Underwriters Holdings #                    32,300      1,201,883
      Progressive                                         54,400      1,092,896
      T. Rowe Price Group                                 30,000      1,725,300
      Taubman Centers REIT                                38,600      1,674,082
      Travelers                                           49,600      2,516,704
      Unum Group                                          42,800      1,047,316
      Wells Fargo                                        194,700      6,446,517
                                                                   ------------
                                                                     46,053,461
                                                                   ------------
   HEALTH CARE - 7.9%
      AmerisourceBergen                                   53,000      1,635,050
      Amgen *                                             31,100      1,783,896
      Biogen Idec *                                       13,400        713,550
      Cardinal Health                                     15,200        527,288
      Forest Laboratories *                               10,900        297,134
      Health Net *                                        45,400        999,708
      Humana *                                            17,300        790,956
      Johnson & Johnson                                   29,500      1,896,850
      McKesson                                            22,000      1,425,820
      UnitedHealth Group                                  91,100      2,761,241
      WellPoint *                                         28,600      1,538,680
                                                                   ------------
                                                                     14,370,173
                                                                   ------------
   INDUSTRIAL - 10.5%
      Copa Holdings, Cl A #                               26,500      1,502,020
      FedEx                                               11,000        990,110
      Gardner Denver                                      35,800      1,800,382
      General Dynamics                                    11,500        878,140
      General Electric                                    56,000      1,056,160
      KBR                                                 67,800      1,497,024
      L-3 Communications Holdings                          7,800        729,846
      Northrop Grumman                                    34,900      2,367,267
      Oshkosh *                                           42,300      1,633,626
      Owens Corning *                                     31,000      1,078,180
      R.R. Donnelley & Sons                               35,900        771,491
      Raytheon                                            30,500      1,778,150
      Tyco International #                                46,400      1,799,856
      W.W Grainger                                        10,700      1,182,778
                                                                   ------------
                                                                     19,065,030
                                                                   ------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 29

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 5.4%
      Flextronics International * #                      129,400   $  1,002,850
      Ingram Micro, Cl A *                                61,000      1,107,760
      Intel                                              142,400      3,250,992
      ITT Educational Services *                           6,900        697,797
      Microsoft                                           25,900        790,986
      Research In Motion *                                11,600        825,804
      Texas Instruments                                   79,600      2,070,396
                                                                   ------------
                                                                      9,746,585
                                                                   ------------
   MATERIALS - 4.2%
      Ashland                                             13,700        815,972
      Cabot                                               26,600        865,564
      Eastman Chemical                                    14,000        936,880
      Lubrizol                                            20,200      1,824,868
      NewMarket                                            7,100        781,000
      Southern Copper                                     59,900      1,831,742
      Walter Energy                                        7,800        630,318
                                                                   ------------
                                                                      7,686,344
                                                                   ------------
   TELECOMMUNICATION SERVICES - 5.2%
      AT&T                                               195,200      5,086,912
      BCE #                                               47,600      1,432,760
      Telephone & Data Systems                            34,500      1,195,770
      Verizon Communications                              58,400      1,687,176
                                                                   ------------
                                                                      9,402,618
                                                                   ------------
   UTILITIES - 5.7%
      Constellation Energy Group                          22,300        788,305
      DTE Energy                                          17,700        852,609
      Edison International                                54,500      1,873,165
      Energen                                             18,500        904,095
      Entergy                                             10,000        812,900

--------------------------------------------------------------------------------
Description                                           Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Mirant *                                           119,900   $  1,398,034
      NV Energy                                          116,600      1,456,334
      Public Service Enterprise Group                     69,700      2,239,461
                                                                   ------------
                                                                     10,324,903
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $161,075,399)                                        177,099,243
                                                                   ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.180%, dated 04/30/10, matures on
         05/03/10, repurchase price $4,321,439
         (collateralized by a U.S. Treasury Bill
         obligation, par value $4,375,000,
         1.375%, 04/15/12, total market
         value $4,410,978)                          $  4,321,374      4,321,374
                                                                   ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $4,321,374)                                            4,321,374
                                                                   ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $165,396,773) ++                                        181,420,617
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%
                                                                        118,883
                                                                   ------------
   NET ASSETS - 100.0%                                             $181,539,500
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $165,396,773, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $23,863,569 AND $(7,825,337), RESPECTIVELY.

CL     - CLASS
REIT   - REAL ESTATE INVESTMENT TRUST

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                               LEVEL 2        LEVEL 3
                              TOTAL FAIR        LEVEL 1      SIGNIFICANT    SIGNIFICANT
                               VALUE AT         QUOTED        OBSERVABLE   UNOBSERVABLE
                               04/30/10         PRICE           INPUTS        INPUTS
                             -------------   -------------   -----------   ------------
   Common Stock*             $ 177,099,243   $ 177,099,243   $        --   $         --
   Repurchase Agreement          4,321,374              --     4,321,374             --
                             -------------   -------------   -----------   ------------
Total:                       $ 181,420,617   $ 177,099,243   $ 4,321,374   $         --
                             =============   =============   ===========   ============

*     See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

30 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.9%+
--------------------------------------------------------------------------------
   HEALTH CARE - 19.1%
      Amgen *                                             60,760   $  3,485,194
      AstraZeneca PLC, SP ADR                             60,760      2,687,415
      Biogen Idec *                                       60,760      3,235,470
      Biovail #                                           60,760      1,032,920
      Boston Scientific *                                 60,760        418,029
      Bristol-Myers Squibb                                60,760      1,536,620
      CONMED *                                            60,760      1,351,302
      Genzyme *                                           60,760      3,234,862
      Kinetic Concepts *                                  60,760      2,630,908
      Medtronic                                           60,760      2,654,604
      Millipore *                                         60,760      6,449,674
      Novartis AG, ADR                                    60,760      3,089,646
      St. Jude Medical *                                  60,760      2,480,223
      Thermo Fisher Scientific *                          60,760      3,358,813
      ViroPharma *                                        60,760        772,867
                                                                   ------------
                                                                     38,418,547
                                                                   ------------
   INDUSTRIAL - 6.6%
      Goodrich                                            60,760      4,507,177
      Lockheed Martin                                     60,760      5,157,916
      Raytheon                                            60,760      3,542,308
                                                                   ------------
                                                                     13,207,401
                                                                   ------------
   INFORMATION TECHNOLOGY - 73.1%
      ADC Telecommunications *                            60,760        486,688
      Adobe Systems *                                     60,760      2,040,929
      Agilent Technologies *                              60,760      2,203,158
      Altera                                              60,760      1,540,874
      Amdocs * #                                          60,760      1,940,674
      Analog Devices                                      60,760      1,818,547
      Apple *                                             60,760     15,865,651
      Applied Materials                                   60,760        837,273
      Arris Group *                                       60,760        746,740
      Autodesk *                                          60,760      2,066,448
      Automatic Data Processing                           60,760      2,634,554
      BMC Software *                                      60,760      2,391,514
      Broadcom, Cl A                                      60,760      2,095,612
      CA                                                  60,760      1,385,936
      Check Point Software Technologies * #               60,760      2,164,271
      Ciena *                                             60,760      1,123,452
      Cisco Systems *                                     60,760      1,635,659
      Citrix Systems *                                    60,760      2,855,720
      Computer Sciences *                                 60,760      3,183,216
      Compuware *                                         60,760        522,536
      Comtech Telecommunications *                        60,760      1,898,142
      Corning                                             60,760      1,169,630
      Cypress Semiconductor *                             60,760        783,196
      Dell *                                              60,760        983,097
      Digital River *                                     60,760      1,697,634
      DST Systems                                         60,760      2,579,262

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      eBay *                                              60,760   $  1,446,696
      EMC *                                               60,760      1,155,048
      Emulex *                                            60,760        713,930
      F5 Networks *                                       60,760      4,157,807
      Harmonic *                                          60,760        415,598
      Harris                                              60,760      3,127,925
      Hewlett-Packard                                     60,760      3,157,697
      Intel                                               60,760      1,387,151
      InterDigital *                                      60,760      1,681,229
      International Business Machines                     60,760      7,838,040
      Ixia *                                              60,760        622,790
      j2 Global Communications *                          60,760      1,463,101
      JDS Uniphase *                                      60,760        789,272
      Juniper Networks *                                  60,760      1,726,192
      KLA-Tencor                                          60,760      2,069,486
      Lam Research *                                      60,760      2,463,818
      Linear Technology                                   60,760      1,826,446
      LSI *                                               60,760        365,775
      McAfee *                                            60,760      2,111,410
      MEMC Electronic Materials *                         60,760        788,057
      Microsoft                                           60,760      1,855,610
      Motorola *                                          60,760        429,573
      National Semiconductor                              60,760        898,033
      NetApp *                                            60,760      2,106,549
      Nokia, SP ADR *                                     60,760        738,842
      Novell *                                            60,760        340,864
      Novellus Systems *                                  60,760      1,591,912
      Open Text *                                         60,760      2,561,034
      Oracle                                              60,760      1,570,038
      Parametric Technology *                             60,760      1,129,528
      Polycom *                                           60,760      1,977,738
      Progress Software *                                 60,760      1,959,510
      QLogic *                                            60,760      1,176,921
      QUALCOMM                                            60,760      2,353,842
      RealNetworks *                                      60,760        252,154
      Red Hat *                                           60,760      1,814,901
      SAP, ADR                                            60,760      2,883,062
      Seagate Technology *                                60,760      1,116,161
      SonicWALL *                                         60,760        615,499
      Standard Microsystems *                             60,760      1,560,317
      Sybase *                                            60,760      2,635,769
      Symantec *                                          60,760      1,018,945
      Synopsys *                                          60,760      1,379,860
      Tellabs                                             60,760        551,701
      Teradata *                                          60,760      1,766,293
      Teradyne *                                          60,760        743,095
      Tessera Technologies *                              60,760      1,232,213
      Texas Instruments                                   60,760      1,580,368
      VASCO Data Security International *                 60,760        393,725

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 31

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      VeriSign *                                          60,760   $  1,656,925
      Websense *                                          60,760      1,383,505
      Western Digital *                                   60,760      2,496,628
      Xerox Corp                                          60,760        662,284
      Xilinx                                              60,760      1,566,393
      Yahoo! *                                            60,760      1,004,363
                                                                   ------------
                                                                    146,962,036
                                                                   ------------
   TELECOMMUNICATION SERVICES - 1.1%
      Telephone & Data Systems                            60,760      2,105,942
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $146,315,002)                                        200,693,926
                                                                   ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $146,315,002) ++                                        200,693,926
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                               237,435
                                                                   ------------
   NET ASSETS - 100.0%                                             $200,931,361
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $146,315,002, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $70,807,078 AND $(16,428,154), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

"ARCHIPELAGO(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCASM" AND "NYSE ARCA TECH 100SM" ARE TRADEMARKS OF THE NYSE GROUP, INC. AND ARCHIPELAGO HOLDINGS, INC. AND HAVE BEEN LICENSED FOR USE BY HIGHMARK FUNDS. NYSE ARCA TECH 100 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY ARCHIPELAGO HOLDINGS, INC. OR BY NYSE GROUP, INC. NEITHER ARCHIPELAGO HOLDINGS, INC. NOR NYSE GROUP, INC. MAKES ANY REPRESENTATION OR WARRANTY REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY, NYSE ARCA TECH 100 INDEX FUND PARTICULARLY OR THE ABILITY OF NYSE ARCA TECH 100 INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                               LEVEL 2        LEVEL 3
                               TOTAL FAIR        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                04/30/10         PRICE          INPUTS        INPUTS
                             -------------   -------------   -----------   ------------
Investments in Securities*   $ 200,693,926   $ 200,693,926   $        --   $         --
                             =============   =============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

32 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                               Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 16.9%
      AFC Enterprises *                                   25,000   $    272,750
      Big 5 Sporting Goods                                 9,600        162,720
      Biglari Holdings *                                     300        117,375
      Cabela's *                                          10,400        188,864
      Columbia Sportswear                                 10,400        577,616
      Core-Mark Holding *                                  7,800        238,056
      Cracker Barrel Old Country Store                     6,600        325,842
      Dillard's, Cl A                                      6,000        168,480
      Harte-Hanks                                         14,400        207,360
      HOT Topic                                           18,300        139,812
      Jack in the Box *                                    2,800         65,856
      Landry's Restaurants *                               3,600         83,124
      Men's Wearhouse                                      4,900        115,787
      Oxford Industries                                   10,600        228,854
      Perry Ellis International *                          3,700         89,281
      Red Robin Gourmet Burgers *                          4,100        100,081
      Skechers U.S.A., Cl A *                              7,300        279,955
      Standard Pacific *                                  17,500        112,175
      Steiner Leisure * #                                  2,200        103,114
      Superior Industries International                    4,000         67,440
      Tenneco *                                            5,100        131,427
      Texas Roadhouse *                                    8,800        130,064
      Timberland, Cl A *                                  15,200        326,800
      Volcom *                                             5,600        133,504
                                                                   ------------
                                                                      4,366,337
                                                                   ------------
   CONSUMER STAPLES - 1.6%
      Fresh Del Monte Produce * #                          3,600         75,132
      Pantry *                                             6,900        109,158
      United Natural Foods *                               4,900        150,381
      USANA Health Sciences *                              2,100         76,125
                                                                   ------------
                                                                        410,796
                                                                   ------------
   ENERGY - 4.0%
      Basic Energy Services *                              9,100         92,911
      Complete Production Services *                      21,200        319,908
      Delek US Holdings                                   10,100         70,801
      Gulf Island Fabrication                              3,600         86,292
      Knightsbridge Tankers #                              4,900         92,806
      Swift Energy *                                       5,500        198,990
      TETRA Technologies *                                 5,900         72,511
      World Fuel Services                                  3,600        102,348
                                                                   ------------
                                                                      1,036,567
                                                                   ------------
   FINANCIALS - 18.7%
      Agree Realty REIT                                    5,200        133,276
      Ashford Hospitality Trust *                         15,200        141,360
      Bank Mutual                                          9,500         67,640
      BioMed Realty Trust REIT                            15,300        283,203

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Calamos Asset Management, Cl A                       4,600   $     57,270
      CBL & Associates Properties REIT                    17,000        248,200
      Colonial Properties Trust REIT                       9,700        152,969
      Developers Diversified Realty REIT                  13,700        168,373
      DiamondRock Hospitality REIT *                      14,482        159,157
      Dollar Financial *                                   5,200        121,732
      Employers Holdings                                   4,400         72,512
      Extra Space Storage REIT                             6,400         96,128
      First Potomac Realty Trust REIT                      6,400        103,808
      Hallmark Financial Services *                       10,400        121,784
      Home Federal Bancorp                                 9,600        152,928
      Infinity Property & Casualty                         2,300        106,099
      Kilroy Realty                                        2,000         70,120
      LaBranche *                                         24,000        118,560
      MB Financial                                        13,100        320,950
      National Financial Partners *                        4,400         67,716
      Nelnet, Cl A                                         6,900        137,724
      Parkway Properties REIT                             13,500        265,950
      Penson Worldwide *                                  12,300        115,620
      Sierra Bancorp                                      11,500        143,520
      Sovran Self Storage REIT                             4,500        166,005
      Susquehanna Bancshares                              17,800        194,020
      TradeStation Group *                                35,000        292,600
      Trustmark                                            9,600        235,008
      United Bankshares                                    3,400         98,736
      Wilshire Bancorp                                    19,300        209,598
      Wintrust Financial                                   5,400        201,420
                                                                   ------------
                                                                      4,823,986
                                                                   ------------
   HEALTH CARE - 12.4%
      Affymetrix *                                         8,300         57,602
      Alkermes *                                          18,400        241,040
      AMERIGROUP *                                         9,900        358,776
      Arena Pharmaceuticals *                             21,100         68,575
      Centene *                                            9,700        222,130
      CONMED *                                             7,800        173,472
      Cyberonics *                                         6,600        128,898
      Healthspring *                                       6,800        119,680
      Invacare                                             6,500        171,795
      Kendle International *                               5,800         95,990
      Kindred Healthcare *                                 7,200        128,448
      Magellan Health Services *                           1,700         71,757
      Medicis Pharmaceutical, Cl A                         7,500        190,350
      Molina Healthcare *                                  5,600        163,352
      Par Pharmaceutical *                                12,400        336,536
      Sirona Dental Systems *                              6,300        262,647
      STERIS                                               6,900        229,632
      ViroPharma *                                        13,400        170,448
                                                                   ------------
                                                                      3,191,128
                                                                   ------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 33

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 18.1%
      AAR *                                                5,800   $    141,404
      Actuant, Cl A                                       17,800        408,154
      Administaff                                          5,400        119,556
      Alaska Air Group *                                   4,600        190,486
      AMERCO *                                             1,600         99,920
      American Railcar Industries                         17,700        289,395
      American Reprographics *                            16,300        162,837
      AO Smith                                             1,500         77,445
      Atlas Air Worldwide Holdings *                       3,600        198,972
      CDI                                                  8,700        151,641
      Consolidated Graphics *                              5,200        217,932
      Deluxe                                               8,100        169,857
      EMCOR Group *                                       10,900        311,304
      Federal Signal                                      10,900         87,854
      Force Protection *                                  58,200        311,370
      Granite Construction                                 4,100        137,801
      Griffon *                                            4,800         67,680
      Knoll                                               24,400        341,112
      Ladish *                                             3,500         96,215
      Layne Christensen *                                  3,300         90,354
      PowerSecure International *                         19,400        218,444
      School Specialty *                                   4,100         96,186
      SFN Group *                                         15,700        134,235
      Triumph Group                                        3,100        240,436
      United Rentals *                                     7,900        113,444
      United Stationers *                                  3,100        189,782
                                                                   ------------
                                                                      4,663,816
                                                                   ------------
   INFORMATION TECHNOLOGY - 20.7%
      Acxiom *                                            10,700        204,156
      Anaren *                                             7,700        114,114
      ATMI *                                              12,800        232,064
      Benchmark Electronics *                             26,100        564,804
      Brooks Automation *                                 10,100         98,172
      CACI International, Cl A *                           2,400        113,832
      Cirrus Logic *                                       8,300        105,493
      Cohu                                                 4,300         69,445
      CPI International *                                  8,400        112,812
      Emulex *                                             4,600         54,050
      Fair Isaac                                           6,800        143,208
      Internet Capital Group *                            21,000        207,690
      Kenexa *                                            13,500        202,635
      Manhattan Associates *                              16,100        461,426
      Micrel                                              14,900        173,883
      MicroStrategy, Cl A *                                1,400        107,240
      NETGEAR *                                           10,300        278,718
      OmniVision Technologies *                            5,300         93,068
      Progress Software *                                  3,700        119,325
      Stamps.com *                                         9,900        104,940
      Sybase *                                             4,000        173,520
      SYNNEX *                                             3,500         95,970

--------------------------------------------------------------------------------
Description                                           Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      TeleTech Holdings *                                 20,800   $    344,240
      Tessera Technologies *                               3,200         64,896
      TIBCO Software *                                    43,000        490,200
      ValueClick *                                        15,900        163,452
      VeriFone Systems *                                  12,300        234,069
      Wright Express *                                     3,000        101,910
      Zoran *                                             11,100        108,003
                                                                   ------------
                                                                      5,337,335
                                                                   ------------
   MATERIALS - 5.4%
      Century Aluminum *                                   7,000         94,360
      Domtar * #                                           2,400        170,016
      Ferro *                                             14,000        152,880
      Hecla Mining *                                      11,200         66,864
      Innospec *                                           6,300         83,853
      Minerals Technologies                                2,200        126,940
      PolyOne *                                           28,400        321,204
      Rockwood Holdings *                                  2,400         71,856
      Stillwater Mining *                                 17,300        292,370
                                                                   ------------
                                                                      1,380,343
                                                                   ------------
   UTILITIES - 1.6%
      Nicor                                                5,700        248,007
      NorthWestern                                         2,700         81,594
      Portland General Electric                            4,200         83,496
                                                                   ------------
                                                                        413,097
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $20,498,011)                                          25,623,405
                                                                   ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.7%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA) 0.180%,
         dated 04/30/10, matures on 05/03/10,
         repurchase price $187,390 (collateralized
         by a U.S. Treasury Note obligation, par
         value $190,000, 1.375%, 04/15/12, total
         market value $191,562)                       $  187,387        187,387
                                                                   ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $187,387)                                                187,387
                                                                   ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $20,685,398) ++                                          25,810,792
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (27,678)
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 25,783,114
                                                                   ============

                                            See note to schedule of investments.

34 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,685,398, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,014,030 AND $(888,636), RESPECTIVELY.

CL     - CLASS
REIT   - REAL ESTATE INVESTMENT TRUST

------------------------------------------------------------------------
TYPE OF                           NUMBER OF   EXPIRATION    UNREALIZED
CONTRACT                          CONTRACTS      DATE      APPRECIATION
------------------------------------------------------------------------
Russell 2000
   Mini Index Futures                 11       June 2010      $36,608

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                     LEVEL 2             LEVEL 3
                               TOTAL FAIR          LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                VALUE AT           QUOTED           OBSERVABLE        UNOBSERVABLE
                                04/30/10           PRICE              INPUTS            INPUTS
                            ---------------   ---------------   -----------------   ----------------
   Common Stocks*           $    25,623,405   $    25,623,405   $              --   $             --
   Repurchase Agreement             187,387                 -             187,387                 --
   Futures Contracts                 36,608            36,608                  --                 --
                            ---------------   ---------------   -----------------   ----------------
Total:                      $    25,847,400   $    25,660,013   $         187,387   $             --
                            ===============   ===============   =================   ================

*     See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 35

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 14.6%
      American Greetings, Cl A (A)                        42,400   $  1,041,344
      Arctic Cat *                                        42,675        629,456
      Big Lots *                                          12,300        469,860
      Blyth                                                7,100        409,244
      Bob Evans Farms                                     26,300        813,459
      Cabela's * (A)                                      53,700        975,192
      Callaway Golf (A)                                   42,300        397,197
      Cooper Tire & Rubber                                33,600        712,992
      Cracker Barrel Old Country Store                    19,300        952,841
      Journal Communications, Cl A *                      70,900        402,003
      Landry's Restaurants * (A)                           3,400         78,506
      National Presto Industries (A)                       3,800        425,486
      O'Charleys *                                        31,500        300,825
      Polaris Industries (A)                               9,800        579,866
      RadioShack                                          28,200        607,710
      Rent-A-Center *                                     16,000        413,120
      Ruby Tuesday * (A)                                  77,600        868,344
      Scholastic (A)                                      22,200        599,622
      Stage Stores                                        61,800        942,450
                                                                   ------------
                                                                     11,619,517
                                                                   ------------
   CONSUMER STAPLES - 4.6%
      Cal-Maine Foods (A)                                 11,800        393,884
      Corn Products International                         15,700        565,200
      Del Monte Foods                                     63,700        951,678
      Fresh Del Monte Produce * # (A)                     31,200        651,144
      Nash Finch (A)                                       6,200        217,124
      Universal (A)                                       16,600        859,548
                                                                   ------------
                                                                      3,638,578
                                                                   ------------
   ENERGY - 5.8%
      Allis-Chalmers Energy * (A)                         34,400        138,632
      Holly (A)                                           15,200        410,400
      Hornbeck Offshore Services *                        27,700        677,819
      Knightsbridge Tankers #                              8,209        155,478
      Oil States International *                          13,900        671,509
      Overseas Shipholding Group (A)                      10,900        545,654
      SEACOR Holdings * (A)                                7,000        589,190
      Tesoro (A)                                          27,100        356,365
      USEC * (A)                                         119,000        714,000
      VAALCO Energy *                                     73,100        410,091
                                                                   ------------
                                                                      4,669,138
                                                                   ------------
   FINANCIALS - 29.5%
      Allied World Assurance Company
         Holdings #                                        7,000        304,990
      American Equity Investment
         Life Holding                                     41,200        433,424
      Anworth Mortgage Asset REIT (A)                     40,200        269,742
      Ares Capital (A)                                     5,590         88,658
      Astoria Financial (A)                               50,500        815,070

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Banco Latinoamericano de
         Exportaciones, Cl E #                            46,900   $    664,104
      BioMed Realty Trust REIT (A)                        35,400        655,254
      Camden National (A)                                 11,554        412,824
      Capstead Mortgage REIT (A)                          50,000        566,000
      Cathay General Bancorp (A)                          15,200        188,024
      CBL & Associates Properties REIT (A)                12,245        178,777
      Cedar Shopping Centers REIT (A)                     51,400        409,144
      Citizens Republic Bancorp *                              1              1
      CNA Surety *                                        19,500        327,015
      Conseco * (A)                                       76,600        451,940
      Dime Community Bancshares                           27,200        346,800
      Encore Capital Group * (A)                          30,300        697,203
      First Bancorp (A)                                   38,629        630,039
      First Bancorp/ Puerto Rico (A)                      54,100        114,692
      First Financial Holdings (A)                        11,000        155,320
      Flushing Financial                                  35,800        487,238
      GFI Group                                           92,900        641,010
      Harleysville Group                                  11,200        358,624
      Hercules Technology Growth Capital                  44,000        476,960
      Horace Mann Educators                               47,900        824,359
      HRPT Properties Trust REIT                         123,700        969,808
      Huntington Bancshares                              118,700        803,599
      Independent Bank (A)                                49,665         57,115
      Infinity Property & Casualty                        10,500        484,365
      Integra Bank (A)                                    51,000         63,240
      International Bancshares (A)                        40,100        969,217
      Max Capital Group #                                 20,000        446,000
      Medical Properties Trust REIT (A)                   49,600        498,480
      Montpelier Re Holdings #                            43,300        718,780
      Nelnet, Cl A                                        39,400        786,424
      One Liberty Properties REIT                         52,346        892,499
      Oriental Financial Group (A)                        62,681      1,048,026
      Parkway Properties REIT                             21,500        423,550
      Presidential Life                                   28,351        333,975
      Protective Life                                     21,100        507,877
      RAIT Financial Trust REIT * (A)                     38,200        155,092
      Republic Bancorp, Cl A (A)                          20,218        488,265
      Safety Insurance Group                              15,900        592,911
      SeaBright Insurance Holdings                        22,600        245,888
      Selective Insurance Group                           23,500        392,685
      Sierra Bancorp (A)                                  18,000        224,640
      StanCorp Financial Group                            16,700        750,832
      Validus Holdings #                                  13,500        345,195
      Walter Investment Management REIT                    7,591        137,625
      Webster Financial (A)                               13,800        285,936
      Whitney Holding                                     24,400        334,280
      Wilshire Bancorp (A)                                 9,580        104,039
                                                                   ------------
                                                                     23,557,555
                                                                   ------------

                                            See note to schedule of investments.

36 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 7.9%
      Endo Pharmaceuticals Holdings *                     17,500   $    383,250
      Kendle International *                              22,100        365,755
      Kindred Healthcare *                                23,400        417,456
      Kinetic Concepts * (A)                               9,400        407,020
      Lumenis * #                                             13             --
      Magellan Health Services *                          13,300        561,393
      Nighthawk Radiology Holdings *                      56,000        207,200
      Par Pharmaceutical * (A)                            32,700        887,478
      PDL BioPharma (A)                                   56,000        325,920
      PharMerica *                                        33,400        644,620
      Skilled Healthcare Group, Cl A *                    43,200        289,008
      Universal American Financial * (A)                  56,961        874,351
      Universal Health Services, Cl B                     25,500        946,560
                                                                   ------------
                                                                      6,310,011
                                                                   ------------
   INDUSTRIAL - 15.4%
      Alaska Air Group *                                  10,400        430,664
      Ampco-Pittsburgh (A)                                21,600        555,336
      AO Smith (A)                                        11,600        598,908
      ATC Technology *                                    21,800        445,592
      Crane                                               16,600        596,604
      Deluxe                                              46,200        968,814
      Dycom Industries *                                  64,800        688,176
      DynCorp International, Cl A *                       23,200        399,040
      EMCOR Group *                                       30,700        876,792
      Ennis                                               44,500        822,805
      EnPro Industries *                                  26,500        836,870
      Esterline Technologies * (A)                        14,300        797,654
      Genco Shipping & Trading * (A)                      13,900        321,924
      Hubbell, Cl B                                        7,100        329,937
      Mueller Industries (A)                              15,600        462,540
      NACCO Industries, Cl A                              11,500        999,810
      Pacer International * (A)                           54,100        359,224
      PAM Transportation Services *                       43,452        688,280
      Ryder System (A)                                    12,700        590,804
      Seaboard                                               110        160,601
      Teledyne Technologies *                              8,900        388,040
                                                                   ------------
                                                                     12,318,415
                                                                   ------------
   INFORMATION TECHNOLOGY - 10.7%
      Arris Group * (A)                                   47,800        587,462
      Benchmark Electronics *                             19,700        426,308
      Black Box (A)                                        9,123        284,546
      CIBER *                                            121,000        480,370
      Convergys * (A)                                     64,000        808,960
      CSG Systems International * (A)                     36,600        831,552
      CTS (A)                                             82,200        863,100

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Fairchild Semiconductor International *             36,500   $    409,530
      Gerber Scientific *                                 75,900        546,480
      Imation * (A)                                       37,800        409,752
      Multi-Fineline Electronix *                         27,800        720,576
      NCR * (A)                                           28,800        379,008
      Silicon Image *                                     81,100        301,692
      Tech Data *                                         12,700        544,830
      United Online (A)                                  118,800        946,836
                                                                   ------------
                                                                      8,541,002
                                                                   ------------
   MATERIALS - 4.5%
      AEP Industries *                                    12,100        334,323
      Glatfelter                                          58,800        863,772
      NewMarket (A)                                        8,500        935,000
      OM Group * (A)                                      11,100        419,025
      Rock-Tenn, Cl A                                     14,000        722,400
      Stepan                                               4,090        309,818
                                                                   ------------
                                                                      3,584,338
                                                                   ------------
   TELECOMMUNICATION SERVICES - 1.3%
      Cincinnati Bell *                                  190,800        642,996
      Frontier Communications                                  1              8
      USA Mobility                                        30,500        425,170
                                                                   ------------
                                                                      1,068,174
                                                                   ------------
   UTILITIES - 5.4%
      Avista (A)                                          18,600        402,318
      El Paso Electric *                                  36,000        765,000
      Energen                                             11,700        571,779
      Nicor                                                9,300        404,643
      NorthWestern (A)                                    16,100        486,542
      NV Energy                                           22,800        284,772
      Portland General Electric                           22,000        437,360
      Unisource Energy (A)                                13,600        453,152
      Vectren                                             18,700        467,687
                                                                   ------------
                                                                      4,273,253
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $80,256,828)                                          79,579,981
                                                                   ------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 37

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 34.8%
--------------------------------------------------------------------------------
      Bank of America (B)
         0.29%, dated 04/30/10, matures
         05/03/10, repurchase price $16,262,571
         (collateralized by various corporate
         obligations, ranging in par value from
         $7,740,000 to $17,792,424, 5.740% -
         6.113%, 01/15/28 - 01/15/53,
         total market value $17,075,287)            $ 16,262,178   $ 16,262,178
      HSBC Securities (B)
         0.36%, dated 04/30/10, matures
         05/03/10, repurchase price
         $11,500,345 (collateralized by a
         corporate obligation, par value
         $25,900,000, 2.90%, 09/10/14,
         total market value $12,076,030)              11,500,000     11,500,000
                                                                   ------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $27,762,178)                                          27,762,178
                                                                   ------------
   TOTAL INVESTMENTS - 134.5%
      (Cost $108,019,006) ++                                        107,342,159
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (34.5)%                        (27,515,846)
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 79,826,313
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $108,019,006, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,659,705 AND $(13,336,552), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 IS $26,138,971.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL     - CLASS
RE     - REINSURED
REIT   - REAL ESTATE INVESTMENT TRUST

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                              LEVEL 2        LEVEL 3
                              TOTAL FAIR       LEVEL 1     SIGNIFICANT     SIGNIFICANT
                               VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                               04/30/10         PRICE         INPUTS         INPUTS
                            -------------   ------------   ------------   ------------
   Common Stock *           $  79,579,981   $ 79,579,981   $         --   $         --
   Repurchase Agreements       27,762,178             --     27,762,178             --
                            -------------   ------------   ------------   ------------
Total:                      $ 107,342,159   $ 79,579,981   $ 27,762,178   $         --
                            =============   ============   ============   ============

*     See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                            See note to schedule of investments.

38 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.8%
      Comcast, Cl A                                      340,600   $  6,420,310
      Home Depot                                         168,985      5,956,721
      McGraw-Hill                                        152,400      5,138,928
      News, Cl A                                         429,300      6,619,806
      Time Warner                                        110,437      3,653,256
      Time Warner Cable                                   93,450      5,256,562
                                                                   ------------
                                                                     33,045,583
                                                                   ------------
   CONSUMER STAPLES - 13.9%
      Altria Group                                       166,860      3,535,763
      Diageo, ADR                                         85,750      5,843,005
      Heineken NV, ADR                                   162,000      3,750,300
      Henkel KGaA, ADR                                    85,300      3,834,235
      Kraft Foods, Cl A                                  139,500      4,129,200
      Nestle, ADR                                        170,300      8,327,670
      Philip Morris International                        129,290      6,345,553
      Wal-Mart Stores                                     88,450      4,745,342
      Walgreen                                           183,000      6,432,450
                                                                   ------------
                                                                     46,943,518
                                                                   ------------
   ENERGY - 13.3%
      Chevron                                            142,740     11,624,746
      ConocoPhillips                                      61,500      3,640,185
      Exxon Mobil                                        157,400     10,679,590
      Halliburton                                         92,355      2,830,681
      Marathon Oil                                       161,700      5,198,655
      Peabody Energy                                      39,000      1,822,080
      Suncor Energy #                                    123,700      4,226,829
      Williams                                           204,225      4,821,752
                                                                   ------------
                                                                     44,844,518
                                                                   ------------
   FINANCIALS - 17.6%
      Bank of America                                    432,074      7,703,879
      Bank of New York Mellon                            152,555      4,749,037
      Berkshire Hathaway, Cl B *                         125,400      9,655,800
      Goldman Sachs Group                                 30,950      4,493,940
      Hanover Insurance Group                             98,500      4,437,425
      JPMorgan Chase                                     281,075     11,968,174
      Loews                                               71,500      2,662,660
      Marsh & McLennan                                   162,850      3,944,227
      MetLife                                             57,500      2,620,850
      Wells Fargo                                        209,344      6,931,380
                                                                   ------------
                                                                     59,167,372
                                                                   ------------
   HEALTH CARE - 8.4%
      Boston Scientific *                                295,000      2,029,600
      Covidien PLC #                                      69,850      3,352,101
      Johnson & Johnson                                   68,500      4,404,550
      Merck                                              222,160      7,784,486

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Pfizer                                             312,154   $  5,219,215
      Thermo Fisher Scientific *                          63,800      3,526,864
      UnitedHealth Group                                  63,690      1,930,444
                                                                   ------------
                                                                     28,247,260
                                                                   ------------
   INDUSTRIAL - 14.9%
      ABB, SP ADR *                                      170,500      3,266,780
      Deere                                               39,350      2,353,917
      Dun & Bradstreet                                    48,200      3,709,954
      General Electric                                   576,600     10,874,676
      Honeywell International                            106,350      5,048,435
      Jardine Matheson Holdings, ADR                      50,700      1,835,847
      Lockheed Martin                                     45,250      3,841,273
      Schindler Holding AG, COP (Switzerland) ^           32,005      2,811,364
      Tyco International #                                66,900      2,595,051
      Union Pacific                                       59,000      4,463,940
      United Technologies                                 55,220      4,138,739
      Waste Management                                   148,820      5,161,078
                                                                   ------------
                                                                     50,101,054
                                                                   ------------
   INFORMATION TECHNOLOGY - 14.9%
      Accenture, Cl A #                                   88,550      3,864,322
      Automatic Data Processing                           61,100      2,649,296
      Corning                                            224,175      4,315,369
      Hewlett-Packard                                     90,145      4,684,836
      Intel                                              170,315      3,888,291
      International Business Machines                     59,150      7,630,350
      Microsoft                                          520,600     15,899,124
      Nokia, SP ADR                                      126,600      1,539,456
      Teradata *                                          63,900      1,857,573
      Western Union                                      206,000      3,759,500
                                                                   ------------
                                                                     50,088,117
                                                                   ------------
   MATERIALS - 2.7%
      Dow Chemical                                        57,890      1,784,749
      Rio Tinto, SP ADR                                   46,200      2,349,732
      Weyerhaeuser                                       100,350      4,969,332
                                                                   ------------
                                                                      9,103,813
                                                                   ------------
   TELECOMMUNICATION SERVICES - 1.2%
      AT&T                                               117,600      3,064,656
      Sprint Nextel *                                    262,425      1,115,306
                                                                   ------------
                                                                      4,179,962
                                                                   ------------
   UTILITIES - 1.9%
      Questar                                            135,250      6,485,238
                                                                   ------------
      TOTAL COMMON STOCK
         (COST $286,320,175)                                        332,206,435
                                                                   ------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 39

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.6%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          5,256,505   $  5,256,505
                                                                   ------------
                                                                      5,256,505
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,256,505)                                            5,256,505
                                                                   ------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $291,576,680) ++                                        337,462,940
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                            (678,676)
                                                                   ------------
   NET ASSETS - 100.0%                                             $336,784,264
                                                                   ============

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THIS SECURITY AS OF APRIL 30, 2010 IS $2,811,364.

# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $291,576,680, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $61,016,769 AND $(15,130,509), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                     LEVEL 2        LEVEL 3
                                     TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                      04/30/10         PRICE          INPUTS        INPUTS
                                   -------------   -------------   -----------   ------------
Common Stock
   Consumer Discretionary          $  33,045,583   $  33,045,583   $        --   $         --
   Consumer Staples                   46,943,518      46,943,518            --             --
   Energy                             44,844,518      44,844,518            --             --
   Financials                         59,167,372      59,167,372            --             --
   Health Care                        28,247,260      28,247,260            --             --
   Industrial                         50,101,054      47,289,690     2,811,364             --
   Information Technology             50,088,117      50,088,117            --             --
   Materials                           9,103,813       9,103,813            --             --
   Telecommunication Services          4,179,962       4,179,962            --             --
   Utilities                           6,485,238       6,485,238            --             --
                                   -------------   -------------   -----------   ------------
Total Common Stock                   332,206,435     329,395,071     2,811,364             --
                                   -------------   -------------   -----------   ------------
Registered Investment Company          5,256,505       5,256,505            --             --
                                   -------------   -------------   -----------   ------------
Total:                             $ 337,462,940   $ 334,651,576   $ 2,811,364   $         --
                                   =============   =============   ===========   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

40 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT
      COMPANIES - 83.0%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.6%                          26,276   $    260,132
      HighMark Core Equity Fund,
         Fiduciary Shares - 17.5%                        945,156      7,438,378
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.0%                          42,399        415,513
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 8.6%                         192,040      3,673,732
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.4% *                        30,726        577,649
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.0%                        718,255      4,683,022
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 7.8%                         355,601      3,307,094
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 14.2%                        540,155      6,017,325
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 10.0%                        267,449      4,231,047
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 3.5%                         115,289      1,475,694
      HighMark Value Momentum Fund,
         Fiduciary Shares - 7.4%                         214,309      3,133,191
                                                                   ------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $36,388,188)                                          35,212,777
                                                                   ------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
      COMPANIES - 6.4%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.4%                          16,007        179,282
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 6.0%                         251,389      2,536,518
                                                                   ------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $2,656,235)                                            2,715,800
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT
      COMPANY - 1.3%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.16% (A)                     548,633   $    548,633
                                                                   ------------
      TOTAL AFFILIATED MONEY MARKET
         REGISTERED INVESTMENT COMPANY
         (Cost $548,633)                                                548,633
                                                                   ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 8.0%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 0.6%                       11,149        265,904
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 2.8% *                    116,093      1,165,574
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.0%                       65,753      1,271,006
      Morgan Stanley Institutional
         Fund - U.S. Real Estate
         Portfolio, Institutional Class - 1.6%            52,974        697,144
                                                                   ------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $2,795,726)                                            3,399,628
                                                                   ------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 1.3%                       97,527        557,854
                                                                   ------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $518,345)                                                557,854
                                                                   ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $42,907,127) +                                           42,434,692
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                (3,180)
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 42,431,512
                                                                   ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $42,907,127, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,157,841 AND $(2,630,276), RESPECTIVELY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                              LEVEL 2        LEVEL 3
                               TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                04/30/10         PRICE         INPUTS        INPUTS
                              ------------   ------------   -----------   ------------
Investments in Securities *   $ 42,434,692   $ 42,434,692   $        --   $         --
                              ============   ============   ===========   ============

* See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 41

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT
      COMPANIES - 89.6%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.7%                           5,473   $     54,181
      HighMark Core Equity Fund,
         Fiduciary Shares - 20.8%                        208,409      1,640,180
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.2%                           9,250         90,652
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 10.3%                         42,435        811,781
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.5% *                         6,185        116,278
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.5%                        138,375        902,204
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 6.6%                          55,949        520,326
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 13.8%                         97,451      1,085,602
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 10.8%                         53,913        852,903
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 3.7%                          23,026        294,741
      HighMark Value Momentum Fund,
         Fiduciary Shares - 8.7%                          46,569        680,836
                                                                   ------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $5,982,024)                                            7,049,684
                                                                   ------------

--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT
      COMPANY - 1.3%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.16% (A)                     104,161        104,161
                                                                   ------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $104,161)                                                104,161
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 9.4%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 0.8%                        2,628   $     62,678
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 2.9% *                     23,032        231,246
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.7%                       15,087        291,627
      Morgan Stanley Institutional
         Fund - U.S. Real Estate Portfolio,
         Institutional Class - 2.0%                       11,881        156,356
                                                                   ------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $594,058)                                                741,907
                                                                   ------------
   TOTAL INVESTMENTS - 100.3%
      (Cost $6,680,243) +                                             7,895,752
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (0.3)%                             (22,552)
                                                                   ------------
   NET ASSETS - 100.0%                                             $  7,873,200
                                                                   ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,680,243, AND THE UNREALIZED APPRECIATION WAS $1,215,509.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                            LEVEL 2        LEVEL 3
                               TOTAL FAIR     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                04/30/10       PRICE         INPUTS        INPUTS
                              -----------   -----------   -----------   ------------
Investments in Securities *   $ 7,895,752   $ 7,895,752   $        --   $         --
                              ===========   ===========   ===========   ============

* See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

42 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

-------------------------------------------------------------------------------
Description                                               Shares          Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT
      COMPANIES - 64.5%
-------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.6%                          24,024   $    237,836
      HighMark Core Equity Fund,
         Fiduciary Shares - 12.7%                        730,948      5,752,560
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.7%                          32,726        320,719
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 6.3%                         148,411      2,839,094
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.2% *                        29,439        553,453
      HighMark International Opportunities Fund,
         Fiduciary Shares - 9.1%                         631,342      4,116,348
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 6.4%                         312,279      2,904,191
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 11.4%                        461,466      5,140,733
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 8.0%                         228,660      3,617,395
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 2.8%                          99,730      1,276,540
      HighMark Value Momentum Fund,
         Fiduciary Shares - 5.3%                         163,061      2,383,957
                                                                   ------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $25,884,642)                                          29,142,826
                                                                   ------------

-------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
      COMPANIES - 23.6%
-------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 9.3%                         374,631      4,195,868
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 14.3%                        640,947      6,467,159
                                                                   ------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $10,279,531)                                          10,663,027
                                                                   ------------

-------------------------------------------------------------------------------
Description                                               Shares          Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT
      COMPANY - 3.0%
-------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.16% (A)                   1,341,545   $  1,341,545
                                                                   ------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $1,341,545)                                            1,341,545
                                                                   ------------

-------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 6.1%
-------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 0.5%                        9,127        217,679
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 2.2% *                    100,445      1,008,470
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 2.2%                       52,297      1,010,894
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 1.2%                       41,803        550,127
                                                                   ------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $2,210,908)                                            2,787,170
                                                                   ------------

-------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.6%
-------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 2.6%                      205,712      1,176,674
                                                                   ------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $1,048,059)                                            1,176,674
                                                                   ------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $40,764,685) +                                           45,111,242
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                                93,240
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 45,204,482
                                                                   ============

-------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $40,764,685, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,353,020 AND $(6,463), RESPECTIVELY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                       LEVEL 2             LEVEL 3
                                  TOTAL FAIR         LEVEL 1        SIGNIFICANT          SIGNIFICANT
                                   VALUE AT           QUOTED         OBSERVABLE         UNOBSERVABLE
                                   04/30/10           PRICE            INPUTS               INPUTS
                               ---------------   ---------------   -----------------   ----------------
Investments in Securities *    $    45,111,242   $    45,111,242   $              --   $             --
                               ===============   ===============   =================   ================

*     See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 43

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

-------------------------------------------------------------------------------
Description                                               Shares          Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
      COMPANIES - 50.5%
-------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 18.9%                        255,542   $  2,862,067
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 31.6%                        475,263      4,795,402
                                                                   ------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $7,432,087)                                            7,657,469
                                                                   ------------

-------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT
      COMPANIES - 37.7%
-------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.3%                           4,260         42,178
      HighMark Core Equity Fund,
         Fiduciary Shares - 8.9%                         171,183      1,347,208
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.3%                           5,308         52,018
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 4.4%                          34,762        665,002
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 0.4% *                         3,527         66,308
      HighMark International Opportunities Fund,
         Fiduciary Shares - 1.4%                          33,307        217,164
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 5.3%                          86,159        801,280
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 6.8%                          91,947      1,024,291
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 4.6%                          43,640        690,380
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.5%                          18,194        232,878
      HighMark Value Momentum Fund,
         Fiduciary Shares - 3.8%                          39,904        583,405
                                                                   ------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $4,406,205)                                            5,722,112
                                                                   ------------

-------------------------------------------------------------------------------
Description                                               Shares          Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT
      COMPANY - 4.2%
-------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.16% (A)                     631,657   $    631,657
                                                                   ------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $631,657)                                                631,657
                                                                   ------------

-------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 4.5%
-------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 4.5%                      120,849        691,254
                                                                   ------------
      TOTAL FIXED INCOME REGISTERED INVESTMENT COMPANY
         (Cost $620,328)                                                691,254
                                                                   ------------

-------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 3.2%
-------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 0.2%                        1,154         27,523
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 1.2% *                     18,284        183,567
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 1.2%                        9,195        177,748
      Morgan Stanley Institutional
         Fund - U.S. Real Estate
         Portfolio, Institutional Class - 0.6%             6,863         90,316
                                                                   ------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $342,145)                                                479,154
                                                                   ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $13,432,422) +                                           15,181,646
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (14,623)
                                                                   ------------
   NET ASSETS - 100.0%                                             $ 15,167,023
                                                                   ============

-------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,432,422, AND THE UNREALIZED APPRECIATION WAS $1,749,224.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                       LEVEL 2             LEVEL 3
                                  TOTAL FAIR         LEVEL 1        SIGNIFICANT          SIGNIFICANT
                                   VALUE AT           QUOTED         OBSERVABLE         UNOBSERVABLE
                                   04/30/10           PRICE            INPUTS               INPUTS
                               ---------------   ---------------   -----------------   ----------------
Investments in Securities *    $    15,181,646   $    15,181,646   $              --   $             --
                               ===============   ===============   =================   ================

*     See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

44 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 51.9%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.0%
      Comcast
         5.700%, 07/01/19                           $  6,000,000   $  6,390,828
      JC Penney
         5.750%, 02/15/18                              2,000,000      2,120,000
      Macy's Retail Holdings
         5.875%, 01/15/13                              1,950,000      2,049,938
      News America Holdings
         7.750%, 02/01/24                              1,000,000      1,210,955
      Staples
         9.750%, 01/15/14                              3,000,000      3,674,715
      Time Warner Entertainment
         8.375%, 03/15/23                              5,000,000      6,274,660
                                                                   ------------
                                                                     21,721,096
                                                                   ------------
   CONSUMER STAPLES - 4.4%
      Anheuser-Busch Inbev Worldwide
         3.000%, 10/15/12                              4,000,000      4,113,895
      General Mills
         5.700%, 02/15/17                              3,475,000      3,870,559
      Kroger
         5.000%, 04/15/13                              2,605,000      2,787,517
      Safeway
         6.250%, 03/15/14                              4,500,000      5,043,483
                                                                   ------------
                                                                     15,815,454
                                                                   ------------
   ENERGY - 5.9%
      Colorado Interstate Gas
         6.800%, 11/15/15                              3,000,000      3,422,265
      ConocoPhillips
         5.750%, 02/01/19                              4,000,000      4,461,708
      Energy Transfer Partners
         9.700%, 03/15/19                              2,000,000      2,584,578
      Enterprise Products Operating, Ser M
         5.650%, 04/01/13                              2,610,000      2,823,492
      Magellan Midstream Partners
         6.550%, 07/15/19                              3,000,000      3,395,856
      Rockies Express Pipeline (A)
         3.900%, 04/15/15                              1,000,000        993,719
      Transcontinental Gas Pipe Line
         7.250%, 12/01/26                              2,250,000      2,599,778
      Williams Partners (A)
         5.250%, 03/15/20                              1,000,000      1,028,550
                                                                   ------------
                                                                     21,309,946
                                                                   ------------
   FINANCIALS - 10.1%
      Bank of America, MTN
         5.650%, 05/01/18                              3,000,000      3,036,432
      GE Global Insurance
         7.750%, 06/15/30                              5,000,000      5,496,255
      JPMorgan Chase
         3.125%, 12/01/11                             10,000,000     10,352,000

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      JPMorgan Chase Bank
         6.000%, 10/01/17                           $  4,200,000   $  4,507,348
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                              4,000,000        890,000
      Morgan Stanley
         6.750%, 04/15/11                              5,500,000      5,756,410
      NB Capital Trust IV
         8.250%, 04/15/27                              2,000,000      2,015,000
      UNUM Group
         7.625%, 03/01/11                                227,000        235,587
      Wells Fargo
         3.000%, 12/09/11                              4,000,000      4,135,432
                                                                   ------------
                                                                     36,424,464
                                                                   ------------
  FOREIGN GOVERNMENTS - 2.3%
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                              1,125,000      1,505,894
      Pemex Project Funding Master Trust
         9.125%, 10/13/10                              5,000,000      5,200,000
      Province of Saskatchewan
         9.375%, 12/15/20                              1,000,000      1,411,720
                                                                   ------------
                                                                      8,117,614
                                                                   ------------
   HEALTH CARE - 5.4%
      Baxter International
         4.500%, 08/15/19                              1,850,000      1,900,771
      Boston Scientific
         6.000%, 01/15/20                              3,000,000      2,964,846
      HCA
         7.875%, 02/01/11                                999,000      1,025,224
      UnitedHealth Group
         5.250%, 03/15/11                              4,500,000      4,657,635
      Wellpoint
         7.000%, 02/15/19                              2,000,000      2,302,684
         6.000%, 02/15/14                              1,000,000      1,107,303
      Wyeth
         5.500%, 02/01/14                              5,000,000      5,546,705
                                                                   ------------
                                                                     19,505,168
                                                                   ------------
   INDUSTRIAL - 2.7%
      Continental Airlines, Ser 98-1B (C)
         6.748%, 03/15/17                                862,983        845,724
      General Electric
         5.000%, 02/01/13                              5,000,000      5,399,230
      L-3 Communications
         5.875%, 01/15/15                              2,450,000      2,486,750
         Ser B
         6.375%, 10/15/15                              1,000,000      1,023,750
                                                                   ------------
                                                                      9,755,454
                                                                   ------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 45

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 2.3%
      Cisco Systems
         5.250%, 02/22/11                           $  2,000,000   $  2,073,782
      Hewlett-Packard
         4.750%, 06/02/14                              3,200,000      3,488,918
      International Business Machines
         6.500%, 01/15/28                              2,500,000      2,853,928
                                                                   ------------
                                                                      8,416,628
                                                                   ------------
   MATERIALS - 2.8%
      Dow Chemical
         5.900%, 02/15/15                              3,000,000      3,290,547
      Rio Tinto Finance USA
         6.500%, 07/15/18                              4,000,000      4,539,664
      Teck Resources
         10.250%, 05/15/16                             1,950,000      2,349,750
                                                                   ------------
                                                                     10,179,961
                                                                   ------------

   TELECOMMUNICATION SERVICES - 2.4%
      Bell Atlantic Maryland
         8.000%, 10/15/29                              2,980,000      3,267,263
      New England Telephone & Telegraph
         7.875%, 11/15/29                              4,925,000      5,533,262
                                                                   ------------
                                                                      8,800,525
                                                                   ------------
   UTILITIES - 7.6%
      Duke Energy
         6.300%, 02/01/14                              4,000,000      4,490,312
      Exelon Generation
         6.200%, 10/01/17                              4,000,000      4,434,400
      MidAmerican Energy Holdings
         5.750%, 04/01/18                              5,000,000      5,425,175
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                                400,000        426,276
      Oklahoma Gas & Electric
         6.650%, 07/15/27                              2,500,000     2,735,050
      Sempra Energy
         6.150%, 06/15/18                              4,000,000      4,412,424
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                              5,000,000      5,384,065
                                                                   ------------
                                                                     27,307,702
                                                                   ------------

      TOTAL CORPORATE OBLIGATIONS
         (Cost $177,307,109)                                        187,354,012
                                                                   ------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS - 18.7%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 06/01/13                                410,766        435,843
         6.000%, 09/01/13                                419,370        446,586
         6.000%, 09/01/17                              1,427,134      1,540,328
         6.000%, 11/01/17                                529,907        573,432
         5.500%, 03/01/17                                434,372        465,989

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         5.500%, 08/01/21                           $  3,576,196   $  3,839,170
         5.000%, 10/01/20                                893,751        953,063
         5.000%, 07/01/35                                539,831        561,745
         4.500%, 05/01/19                              1,188,386      1,252,620
         4.500%, 07/01/19                              3,619,289      3,814,918
         4.500%, 04/01/20                                462,329        487,318
      FHLMC, ARM (D)
         5.204%, 06/01/39                              3,008,195      3,181,442
         2.709%, 12/01/34                              2,589,251      2,704,538
      FHLMC, CMO REMIC Ser 1666, Cl J
         6.250%, 01/15/24                              2,000,000      2,168,438
      FNMA
         8.500%, 05/01/25                                 21,218         24,609
         8.000%, 08/01/24                                  2,007          2,317
         8.000%, 09/01/24                                    449            518
         8.000%, 06/01/30                                 14,426         16,680
         7.500%, 12/01/26                                157,164        177,079
         7.000%, 12/01/10                                  9,456          9,605
         7.000%, 05/01/30                                 39,471         44,143
         6.500%, 04/01/14                                268,269        289,371
         6.500%, 05/01/26                                 63,946         69,775
         6.500%, 01/01/28                                 20,395         22,470
         6.500%, 03/01/28                                 23,875         26,305
         6.500%, 04/01/28                                107,825        118,800
         6.500%, 01/01/29                                505,946        557,442
         6.500%, 06/01/29                                210,716        232,163
         6.500%, 06/01/29                                350,393        386,057
         6.500%, 07/01/29                                278,941        307,331
         6.500%, 08/01/29                                119,450        131,607
         6.500%, 05/01/30                                393,822        433,905
         6.000%, 09/01/10                                  1,136          1,151
         6.000%, 05/01/11                                  4,743          4,863
         6.000%, 01/01/12                                  8,646          9,243
         6.000%, 01/01/12                                  5,181          5,539
         6.000%, 03/01/13                                 37,215         39,829
         6.000%, 05/01/16                                390,609        421,591
         6.000%, 10/01/16                                550,599        594,270
         6.000%, 11/01/17                              1,168,258      1,260,919
         6.000%, 12/01/27                                  2,101          2,253
         6.000%, 12/01/27                                  1,341          1,438
         6.000%, 12/01/27                                 46,796         50,186
         6.000%, 12/01/27                                 16,075         17,240
         6.000%, 07/01/28                                373,136        404,646
         6.000%, 08/01/28                                 93,451        101,342
         6.000%, 10/01/28                                199,113        215,928
         6.000%, 10/01/28                                 65,922         71,489
         6.000%, 12/01/28                                741,135        803,722
         6.000%, 12/01/28                                292,533        317,237
         6.000%, 12/01/28                                231,579        251,136

                                            See note to schedule of investments.

46 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         5.500%, 01/01/17                           $    293,426   $    315,324
         5.500%, 02/01/17                                166,441        178,914
         5.500%, 12/01/17                              1,527,143      1,641,588
         5.500%, 03/01/20                              7,657,560      8,248,174
         5.000%, 11/01/17                              1,893,895      2,021,356
         5.000%, 12/01/17                                682,598        728,537
         5.000%, 02/01/18                              2,110,860      2,252,922
         5.000%, 11/01/18                                342,868        365,944
         4.500%, 04/01/18                             12,687,459     13,395,045
         4.500%, 07/01/20                              4,639,880      4,889,949
      FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                              1,589,970      1,621,597
      GNMA
         8.000%, 04/15/17                                  8,886          9,911
         8.000%, 05/15/17                                 13,479         15,035
         8.000%, 11/15/26                                193,255        221,881
         8.000%, 12/15/26                                 69,230         79,484
         7.500%, 05/15/23                                 96,982        109,431
         7.500%, 01/15/24                                 17,005         19,213
         7.500%, 01/15/24                                  1,142          1,291
         7.500%, 01/15/24                                  9,709         10,969
         7.500%, 01/15/24                                    678            767
         7.500%, 01/15/24                                 25,872         29,231
         7.500%, 02/15/27                                 16,269         18,358
         7.500%, 02/15/27                                  4,681          5,282
         7.500%, 06/15/27                                 52,187         58,887
         7.500%, 07/15/27                                 16,309         18,403
         7.500%, 08/15/27                                    962          1,085
         7.500%, 08/15/27                                  7,572          8,545
         7.500%, 08/15/27                                 12,379         13,968
         7.500%, 08/15/27                                  1,169          1,319
         7.500%, 08/15/27                                    655            739
         7.500%, 08/15/27                                 10,756         12,137
         7.000%, 01/15/24                                 32,904         36,778
         7.000%, 04/15/24                                 15,859         17,726
         6.500%, 12/15/23                                 34,933         37,837
         6.500%, 12/15/23                                 13,736         14,878
         6.500%, 01/15/24                                  6,758          7,366
         6.500%, 02/15/24                                 72,806         79,357
         6.500%, 04/15/26                                 24,845         27,220
         6.500%, 01/15/29                                164,977        182,496
         6.500%, 05/15/29                                511,778        566,514
         6.500%, 06/15/29                                 48,442         53,586
         6.000%, 08/15/28                                 85,115         92,693
         6.000%, 09/15/28                                 87,272         95,042
         6.000%, 09/15/28                                142,380        155,056
                                                                   ------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $63,364,378)                                          67,511,464
                                                                   ------------

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 18.0%
--------------------------------------------------------------------------------
      Banc of America Mortgage Securities,
         Ser 2003-7, Cl A2
         4.750%, 09/25/18                           $  5,884,891   $  5,993,756
      Chase Manhattan Bank-First Union
         National Bank,
         Ser 1999-1, Cl E (D)
         7.574%, 08/15/31                              5,000,000      5,065,266
      Chase Mortgage Finance,
            Ser 2004-S1, CI A3
         5.500%, 02/25/19                              3,174,440      3,237,335
            Ser 2003-S10, Cl A1
         4.750%, 11/25/18                                862,712        885,324
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                              8,609,702      8,770,858
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (D)
         5.014%, 02/15/38                              5,000,000      5,147,246
      GE Capital Commercial Mortgage,
         Ser 2004-C3, Cl A3 (D)
         4.865%, 07/10/39                              2,575,000      2,613,970
      JPMorgan Chase Commercial
         Mortgage Securities,
         Ser 2004-PNC1, Cl A4 (D)
         5.388%, 06/12/41                              5,000,000      5,333,755
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                              7,611,467      6,357,478
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                              1,693,830      1,731,906
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                              5,000,000      5,318,912
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                902,495        937,106
      Wachovia Bank Commercial
         Mortgage Trust, Ser 2005-C17, Cl A2
         4.782%, 03/15/42                                489,125        488,912
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                              6,857,115      5,813,977
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                              4,696,614      4,792,138
         Ser 2003-M, Cl A1(D)
         4.678%, 12/25/33                              2,283,704      2,320,338
                                                                   ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $64,337,527)                                          64,808,277
                                                                   ------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 47

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                           Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 5.2%
--------------------------------------------------------------------------------
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/14                          $   2,500,000   $  2,500,426
      CenterPoint Energy Transition Bond Co. II,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                              5,825,000      6,425,150
      Chase Issuance Trust, Ser 2005-A2,
         Cl A2 (D)
         0.324%, 12/15/14                              5,500,000      5,483,508
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                              4,000,000      4,454,035
                                                                   ------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $17,674,179)                                          18,863,119
                                                                   ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 4.2%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         3.000%, 09/30/16                             15,000,000     15,022,260
                                                                   ------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $14,945,431)                                          15,022,260
                                                                   ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.8%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          2,819,583      2,819,583
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,819,583)                                            2,819,583
                                                                   ------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $340,448,207) +                                         356,378,715
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 1.2%                             4,296,908
                                                                   ------------
   NET ASSETS - 100.0%                                             $360,675,623
                                                                   ============

--------------------------------------------------------------------------------
+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $340,448,207, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $21,037,314 AND $(5,106,806), RESPECTIVELY.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF APRIL 30, 2010 WAS $2,022,269 AND REPRESENTED 0.6% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2010, THE VALUE OF THIS SECURITY AMOUNTED TO $890,000, WHICH REPRESENTS 0.2% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF APRIL 30, 2010 WAS $845,724 AND REPRESENTED 0.2% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2010.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             04/30/10         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Corporate Obligations                                   $187,354,012   $         --   $187,354,012   $         --
   U.S. Government Agency Mortgage-Backed Obligations        67,511,464             --     67,511,464             --
   Mortgage-Backed Securities                                64,808,277             --     64,808,277             --
   Asset-Backed Securities                                   18,863,119             --     18,863,119             --
   U.S. Treasury Obligation                                  15,022,260             --     15,022,260             --
   Registered Investment Company                              2,819,583      2,819,583             --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $356,378,715   $  2,819,583   $353,559,132   $         --
                                                           ============   ============   ============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

48 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 95.2%
--------------------------------------------------------------------------------
   CALIFORNIA - 95.2%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                      $   1,150,000   $  1,256,329
      Berryessa, Unified School District,
         GO, National-RE Insured
         5.375%, 03/01/12                                460,000        493,727
      Brentwood, Unified School District,
         Election 1997, Ser B, GO,
         National-RE FGIC Insured
         4.850%, 08/01/14 (A)                            410,000        416,203
      Burlingame, Elementary School District,
         GO, AGM Insured
         5.250%, 07/15/16                                795,000        931,660
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds,
         Ser A, RB, National-RE FGIC Insured
         5.000%, 02/01/14                              2,215,000      2,471,829
      California State, Department of
         Water Resources,
         Central Valley Project, Ser Z,
         RB, FGIC Insured, ETM
         5.000%, 12/01/12                                 10,000         11,072
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                                990,000      1,093,237
         ETM, RB, AGM Insured
         5.500%, 12/01/14                                 10,000         11,776
         Power Supply Revenue, RB,
         Ser A, AMBAC Insured
         5.500%, 05/01/15 (A)                          1,225,000      1,338,141
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                          1,000,000      1,109,630
         5.000%, 05/01/22 (A)                          1,270,000      1,396,187
         Subuser F5
         5.000%, 05/01/22 (A)                            725,000        791,765
         RB, AGM Insured
         5.500%, 12/01/14                              1,340,000      1,580,530
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/14                                600,000        678,906
         Ser A, GO, ETM
         5.250%, 07/01/14                                170,000        196,777
      California State, Educational
         Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                          1,760,000      1,853,174
         Santa Clara University, RB
         5.250%, 04/01/23 (A)                            250,000        273,830
         5.250%, 04/01/24 (A)                            670,000        730,052

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                          $     825,000   $    943,668
         Ser R, RB
         5.000%, 11/01/11                                635,000        676,548
      California State, GO,
         5.000%, 12/01/17 (A)                          1,545,000      1,696,132
         AMBAC Insured
         5.000%, 11/01/17                              1,000,000      1,103,610
         National-RE FGIC Insured
         4.500%, 09/01/10                              1,000,000      1,011,710
      California State, GO,
         Various Purposes,
         5.250%, 10/01/21 (A)                          1,000,000      1,083,280
         5.625%, 04/01/25 (A)                          1,965,000      2,128,645
      California State, Health Facilities
         Financing Authority, Stanford Hospital,
         Ser C, RB, AGM Insured (B)
         0.300%, 11/15/36 (A)                          5,115,000      5,115,000
      California State, Public Works
         Board Lease, Various University
         of California Projects,
         Ser A, RB, AMBAC Insured
         5.100%, 12/01/10 (A)                          1,000,000      1,002,760
      California State, University,
         Systemwide Ser A, RB
         5.000%, 11/01/26 (A)                          1,500,000      1,593,300
      Cerritos Community College District,
         Election 2004, Ser C, GO
         5.250%, 08/01/24 (A)                            450,000        497,826
         5.250%, 08/01/25 (A)                            500,000        547,850
      Chaffey, Unified High School District,
         GO, National-RE FGIC Insured
         5.000%, 08/01/15                              1,000,000      1,134,090
      Citrus Community College District,
         Election 2004,
         Ser C, GO
         5.250%, 06/01/25 (A)                            475,000        519,788
      Coast Community College,
         GO, National-RE Insured
         5.250%, 08/01/15                              1,000,000      1,164,100
      Corona-Norca Unified School District,
         Election 2006, Ser A, GO, AGM Insured
         5.000%, 08/01/17                                500,000        555,330
      Cupertino, Unified School District,
         GO, AGM Insured
         5.250%, 08/01/13 (A)                            595,000        625,065

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 49

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Desert Sands Unified School District,
         Election 2001, GO
         5.750%, 08/01/19 (A)                      $     650,000   $    756,886
         5.250%, 08/01/20 (A)                            610,000        679,333
         5.250%, 08/01/22 (A)                            550,000        603,889
      Dublin, Unified School District,
         Election 2004, Ser A, GO,
         AGM Insured
         5.000%, 08/01/26 (A)                          1,580,000      1,632,788
      East Bay, Municipal Utility District,
         Water System Project,
         RB, National-RE Insured,
         Prerefunded @ 100 (C)
         5.250%, 06/01/11                              1,250,000      1,315,075
      East Bay, Regional Park District, GO
         4.500%, 09/01/10                                150,000        152,027
      Eastern Municipal Water District,
         Ser A, COP,
         National-RE FGIC Insured
         5.250%, 07/01/12 (A)                            300,000        314,289
         5.250%, 07/01/13 (A)                          1,000,000      1,046,560
         5.375%, 07/01/16 (A)                          2,120,000      2,199,034
         5.375%, 07/01/17 (A)                          2,410,000      2,499,001
      El Camino, Community College,
         GO, AGM Insured
         5.000%, 08/01/16 (A)                          1,000,000      1,130,930
      Fallbrook, Unified High School District,
         GO, National-RE FGIC Insured
         5.375%, 09/01/12                                250,000        275,162
      Fremont, Unified High School District,
         Ser B, ETM, GO
         5.000%, 09/01/10                                600,000        609,114
      Fresno, Joint Powers Financing Authority,
         Fresno City Hall, RB, AMBAC Insured
         4.600%, 08/01/11 (A)                            500,000        502,555
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                          1,760,000      1,949,939
      Grant, Joint Union High School District,
         Election 2006, GO, AGM Insured
         5.000%, 08/01/21 (A)                            975,000      1,045,629
      Hayward, Unified School District, GO
         5.000%, 08/01/25 (A)                          1,000,000      1,007,920
      Kings River, Conservation District,
         Pine Flat Power,
         Ser F, RB
         4.625%, 01/01/11                                500,000        514,215

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Livermore-Amador Valley, Water
         Management Authority,
         Ser A, RB, AMBAC Insured
         5.000%, 08/01/13 (A)                      $     400,000   $    419,240
         5.250%, 08/01/14 (A)                            750,000        784,567
      Lodi, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/22 (A)                          1,000,000      1,045,290
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/25 (A)                          1,515,000      1,647,775
         Ser B, GO,
         5.250%, 08/01/24 (A)                          1,000,000      1,098,130
      Los Angeles County Public Works
         Financing Authority, Flood
         Control District, Ser A,
         RB, National-RE Insured
         5.000%, 03/01/11                                200,000        207,054
      Los Angeles County, Metropolitan
         Transportation Authority,
         Sales Tax Project,
         A-1st Tier Senior, Ser C, RB,
         AMBAC Insured
         5.500%, 07/01/10                                200,000        201,600
         C-2nd Senior, Ser A, RB,
         AMBAC Insured
         5.500%, 07/01/10                              1,150,000      1,159,154
         National-RE FGIC Insured
         5.000%, 07/01/10                              2,000,000      2,014,440
      Los Angeles County, Public Works
         Financing Authority,
         Regional Park & Open Space,
         Special Assessment, AGM Insured
         5.000%, 10/01/12                                485,000        530,993
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                          2,000,000      2,236,640
         5.250%, 08/01/21 (A)                            350,000        393,271
      Los Angeles,
         Ser A, GO,
         FGIC Insured, Prerefunded @100 (C)
         5.000%, 09/01/10                                205,000        208,114
         National-RE Insured
         5.250%, 09/01/11                                275,000        291,965
         5.000%, 09/01/21 (A)                          1,900,000      2,030,454
         National-RE, FGIC Insured
         5.250%, 09/01/10                                100,000        101,586
         Ser B, GO,
         AGM Insured
         5.000%, 09/01/16 (A)                          1,000,000      1,130,210

                                            See note to schedule of investments.

50 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Los Angeles, Community College District,
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                      $   1,000,000   $  1,126,920
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                          1,500,000      1,709,565
         5.500%, 08/01/24 (A)                            750,000        841,058
      Los Angeles, Department of Airports,
         Airport Revenue, Los Angeles
         International Airport, Ser C, RB
         5.250%, 05/15/21 (A)                          1,000,000      1,084,380
      Los Angeles, Department of
         Water & Power,
         Ser A-A-1, RB,
         National-RE Insured
         5.250%, 07/01/13 (A)                          2,075,000      2,178,999
         National-RE Insured,
         5.250%, 07/01/10                              1,985,000      2,000,265
         5.250%, 07/01/11                              1,045,000      1,099,612
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13                                430,000        480,159
      Los Angeles, Unified School District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100 (C)
         5.500%, 07/01/12                              1,390,000      1,532,475
         National-RE Insured,
         5.500%, 07/01/12                              1,380,000      1,507,733
         Ser D
         5.250%, 07/01/24 (A)                          1,000,000      1,093,380
         Ser D, FGIC Insured,
         Prerefunded @ 100 (C)
         5.500%, 07/01/10                              2,000,000      2,016,220
         Ser I
         5.000%, 07/01/25 (A)                          1,725,000      1,835,642
      Los Angeles, Waste Water System,
         Ser C, RB, National-RE Insured
         5.375%, 06/01/12                              1,180,000      1,285,858
      Los Gatos-Saratoga, Joint Unified
         High School, Election 1998,
         Ser B, GO, Prerefunded @ 101 (C)
         4.600%, 12/01/10                                875,000        905,327
      M-S-R Public Power Authority,
         San Juan Project,
         Ser I, RB, National-RE Insured
         5.000%, 07/01/14 (A)                          2,630,000      2,711,057
         Ser K, RB, National-RE Insured
         4.000%, 07/01/10                                200,000        200,832

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Metropolitan, Water District of
         Southern California, Ser A, RB
         5.375%, 07/01/12 (A)                      $   2,185,000  $   2,326,916
      Modesto Irrigation District, COP,
         Capital Improvements, Ser A
         5.500%, 10/01/25 (A)                          1,500,000      1,614,705
      Mountain View,
         Shoreline Regional Park Community,
         Ser A, TA, National-RE Insured
         5.600%, 08/01/10 (A)                            500,000        501,560
      North Orange County,
         Community College District,
         GO, National-RE Insured
         5.000%, 08/01/15                              1,000,000      1,155,480
      Northern California Transmission
         Agency, California-Oregon
         Transmission Project,
         Ser A, RB
         5.000%, 05/01/22 (A)                          1,035,000      1,108,464
      Norwalk, La Mirada Unified School
         District, Election 2002,
         Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (C)
         5.000%, 08/01/13                              1,800,000      2,029,482
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                                450,000        511,286
         5.000%, 02/01/23 (A)                          2,615,000      2,817,584
         5.000%, 02/01/25 (A)                          1,200,000      1,281,156
      Orange County, Water District,
         Ser B, COP, National-RE Insured
         5.000%, 08/15/24 (A)                            700,000        743,575
      Pajaro Valley Unified School District,
         GO, AGM Insured
         5.000%, 08/01/10                                300,000        303,150
      Paramount, Unified School District,
         GO, AGM Insured
         5.000%, 09/01/15                              1,000,000      1,130,750
      Pasadena Unified School District,
         GO, National-RE FGIC Insured
         5.000%, 11/01/10                                400,000        409,096
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                          1,175,000      1,257,450
         Ser M, FGIC Insured,
         Prerefunded @ 100 (C)
         5.250%, 11/01/12                              1,000,000      1,108,660
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                          1,500,000      1,602,570
         5.000%, 06/01/24 (A)                          1,010,000      1,066,924

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 51

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Redwood City, Elementary School District,
         GO, National-RE FGIC Insured
         5.500%, 08/01/10                           $  1,140,000   $  1,151,959
         5.500%, 08/01/14                                900,000        999,108
      Riverside, Community College,
         GO, AGM Insured
         5.000%, 08/01/19 (A)                          1,700,000      1,838,754
      Sacramento, Municipal Utility District, RB,
         Electric Power & Light Revenues,
         Ser O, National-RE Insured
         5.250%, 08/15/10                                500,000        506,580
         Ser P, AGM Insured
         5.250%, 08/15/13 (A)                          1,635,000      1,728,800
         Ser R, National-RE Insured
         5.000%, 08/15/16 (A)                          1,000,000      1,065,810
         Ser R, National-RE Insured,
         5.000%, 08/15/15                              1,480,000      1,666,510
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                          1,285,000      1,394,521
      San Bernardino County,
         Community College District, GO,
         AGM Insured
         5.000%, 08/01/15                              1,000,000      1,157,100
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                          1,000,000      1,170,310
      San Bernardino, Municipal Water
         Department, Sewer Authority,
         COP, National-RE FGIC Insured
         5.000%, 02/01/11 (A)                          1,130,000      1,138,678
      San Diego County, Water Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                          1,000,000      1,108,160
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                              1,310,000      1,499,033
      San Diego, Public Facilities Financing
         Authority, RB, National-RE Insured
         5.000%, 08/01/14 (A)                          1,050,000      1,129,863
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                          2,720,000      3,083,882
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                          1,000,000      1,104,190
      San Francisco City & County,
         Academy Sciences Improvement, Ser E, GO
         National-RE Insured
         5.000%, 06/15/24 (A)                          2,025,000      2,152,980

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
         Airport Commission,
         International Airport,
         Second Series, Issue 32F,
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                           $  2,000,000   $  2,244,960
         5.000%, 05/01/22 (A)                          2,000,000      2,105,560
         Public Utilities Commission, Clean Water,
         Ser A, RB, National-RE Insured
         3.250%, 10/01/10                                450,000        453,883
         Public Utilities Commission,
         Water Revenue,
         Ser A, RB, AGM Insured,
         5.000%, 11/01/10                              1,000,000      1,022,390
         5.000%, 11/01/11                              1,000,000      1,063,420
         5.000%, 11/01/23 (A)                          1,000,000      1,080,970
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                          1,250,000      1,352,650
         Unified School District, Prop A,
         Ser B, GO, Election 2006
         5.250%, 06/15/23 (A)                            620,000        681,647
      San Francisco, Bay Area Rapid Transit,
         RB, AMBAC Insured
         5.250%, 07/01/14 (A)                            300,000        314,322
      San Francisco, Community College District,
         Election 2001,
         Ser B, GO, AMBAC Insured
         5.000%, 06/15/10                              1,000,000      1,005,190
      San Joaquin County,
         Delta Community College District,
         Election 2004, Ser A, GO, AGM Insured
         4.500%, 08/01/15                              1,000,000      1,129,580
      San Jose, Financing Authority,
         Convention Center Project,
         Ser F, RB, National-RE Insured
         4.250%, 09/01/11                              2,015,000      2,112,808
      San Jose, Redevelopment Agency,
         Merged Area TA, National-RE Insured
         6.000%, 08/01/10                                745,000        754,707
         Prerefunded @ 101 (C)
         5.000%, 08/01/10                                100,000        102,125
      San Juan, Unified School District,
         GO, AGM Insured
         5.250%, 08/01/10                              1,150,000      1,163,581
      San Mateo County, Transit District,
         Ser A, RB, National-RE Insured
         5.250%, 06/01/16                              2,000,000      2,309,260
      San Mateo, Joint Powers Financing
         Authority, Lease Revenue,
         Capital Projects, Ser A, RB
         5.250%, 07/15/24 (A)                          1,000,000      1,085,340

                                            See note to schedule of investments.

52 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      San Mateo, Unified High School District,
         Election 2000, Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (C)
         5.375%, 09/01/11                           $  2,195,000   $  2,340,967
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                          1,250,000      1,386,863
      Santa Ana, Community Redevelopment
         Agency, Mainplace Project,
         Ser E, ETM, RB, USGOV Insured
         6.400%, 12/15/10                                 85,000         87,127
      Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, AGM Insured
         5.500%, 08/01/15                                510,000        595,858
      Solano County, Community College,
         Election 2002, Ser A, GO,
         National-RE Insured, Prerefunded @ 100 (C)
         5.000%, 08/01/13                              1,865,000      2,096,409
      Southern California, Public Power
         Authority Transmission Project Revenue,
         Sub Southern Transmission, Ser A, RB
         5.000%, 07/01/23 (A)                          1,100,000      1,193,159
      Southern California, Public Power Authority,
         Power Project Revenue, Palo Verde Sub,
         Ser A, RB, JPMorgan Chase Insured, (B)
         0.280%, 07/01/17 (A)                          2,000,000      2,000,000
      Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                                645,000        706,720
      Torrance, Unified School District,
         Election 2008, Measure Y, GO
         2.500%, 08/01/10                                250,000        251,312
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                          1,000,000      1,114,840
      Turlock, Irrigation District,
         Ser A, RB, National-RE Insured
         6.000%, 01/01/11                                550,000        564,679

--------------------------------------------------------------------------------
Description                                           Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      University of California, Ser O, RB
         5.500%, 05/15/22 (A)                       $  2,000,000   $  2,315,700
                                                                   ------------
      TOTAL MUNICIPAL BONDS
         (Cost $167,975,780)
                                                                    174,878,911
                                                                   ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.7%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                         3,175,409      3,175,409
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,175,409)                                            3,175,409
                                                                   ------------
   TOTAL INVESTMENTS - 96.9%
      (Cost $171,151,189) +                                         178,054,320
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 3.1%                             5,611,663
                                                                   ------------
   NET ASSETS - 100.0%                                             $183,665,983
                                                                   ============

--------------------------------------------------------------------------------
+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $171,151,189, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,004,406 AND $(101,275), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2010.

(C)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
RE    - REINSURED
SER   - SERIES
TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                   LEVEL 2        LEVEL 3
                                   TOTAL FAIR      LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                    VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
                                    04/30/10        PRICE           INPUTS        INPUTS
                                  ------------   ------------   ------------   ------------
   Municipal Bonds                $174,878,911   $         --   $174,878,911   $         --
   Registered Investment Company     3,175,409      3,175,409             --             --
                                  ------------   ------------   ------------   ------------
Total:                            $178,054,320   $  3,175,409   $174,878,911   $         --
                                  ============   ============   ============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 53

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 95.9%
--------------------------------------------------------------------------------
   ALASKA - 3.6%
      Alaska State, International Airports System,
         Ser D, RB, National-RE Insured
         5.000%, 10/01/22 (A)                       $  2,000,000   $  2,093,539
      Anchorage, City of Anchorage Schools,
         Ser B, GO,
         5.000%, 08/01/24 (A)                          1,000,000      1,081,940
         National-RE FGIC Insured
         5.000%, 09/01/17                                500,000        572,705
                                                                   ------------
                                                                      3,748,184
                                                                   ------------
   ARIZONA - 2.9%
      Arizona State, Transportation Board &
         Highway Revenue, Ser A, RB
         5.250%, 07/01/17 (A)                          1,000,000      1,092,510
      Phoenix, GO, Ser A
         6.250%, 07/01/17                              1,000,000      1,232,470
      Tucson, Water Revenue, RB
         5.000%, 07/01/21 (A)                            640,000        714,086
                                                                   ------------
                                                                      3,039,066
                                                                   ------------
   CALIFORNIA - 20.2%
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds,
         Ser A, RB, National-RE FGIC Insured
         5.000%, 02/01/14                              1,000,000      1,115,950
      California State, Department of
         Water Resources,
         Central Valley Project,
         Ser X, RB, National-RE FGIC Insured
         5.500%, 12/01/15                                625,000        751,856
         Central Valley Project,
         Ser Z, RB, National-RE FGIC Insured
         5.000%, 12/01/12                                500,000        552,140
         Power Supply Revenue, RB,
         Ser H, AGM Insured
         5.000%, 05/01/22 (A)                          1,000,000      1,099,360
      California State, Educational
         Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12                              1,000,000      1,052,940
      California State, GO,
         Various Purposes,
         5.625%, 04/01/25 (A)                          1,000,000      1,083,280
         5.250%, 10/01/21 (A)                          1,000,000      1,083,280
      Chico, Unified School District,
         Ser B, GO, AGM Insured
         5.000%, 08/01/25 (A)                          1,625,000      1,696,224

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                           $    545,000   $    582,660
      Elsinore Valley, Municipal
         Water District, COP,
         National-RE FGIC Insured
         5.375%, 07/01/18                                750,000        826,058
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/25 (A)                          1,000,000      1,087,640
         5.250%, 08/01/24 (A)                            525,000        576,518
      Los Angeles, Ser A, GO,
         National-RE Insured
         5.250%, 09/01/12                                625,000        685,206
      Los Angeles, Unified School District,
         GO, Ser I
         5.000%, 07/01/25 (A)                          1,000,000      1,064,140
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                          1,000,000      1,068,380
      Sacramento Municipal Utility District,
         Ser R, RB, National-RE Insured
         5.000%, 08/15/23 (A)                            500,000        516,120
      San Bernardino County,
         Community College District,
         GO, Election 2002, Ser A
         6.250%, 08/01/24 (A)                            850,000        994,764
      San Francisco City & County,
         Airport Commission,
         International Airport,
         Second Series, Issue 32F,
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                              1,000,000      1,122,480
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         Prerefunded @100 (B)
         6.000%, 08/01/15                                330,000        398,435
         National-RE Insured
         6.000%, 08/01/15                                775,000        856,414
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                           1,670,000     1,852,848
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                            750,000        836,130
                                                                   ------------
                                                                     20,902,823
                                                                   ------------

                                            See note to schedule of investments.

54 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   COLORADO - 2.9%
      Denver, City & County Airport Revenue,
         Ser C, RB, LOC JPMorgan Chase (C)
         0.260%, 11/15/22 (A)                       $  2,000,000   $  2,000,000
      Fort Collins, Water Utility Enterprise
         Water Revenue, RB
         4.000%, 12/01/10                                500,000        509,635
      Regional Transportation District,
         Sales Tax, Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                                500,000        552,760
                                                                   ------------
                                                                      3,062,395
                                                                   ------------
   FLORIDA - 2.7%
      Florida State Board of Public Education,
         Ser D, GO
         5.000%, 06/01/10                                305,000        306,037
      Florida State Municipal Power Agency
         Revenue, All Requirements Supply,
         Ser C, RB, LOC Bank of America (C)
         0.260%, 10/01/35 (A)                          1,340,000      1,340,000
      Jacksonville, Local Government,
         Sales Tax Revenue, RB,
         National-RE FGIC Insured
         5.500%, 10/01/13                                760,000        860,008
      Orlando, Utilities Commission,
         Water & Electric Revenue, RB
         6.000%, 10/01/10                                280,000        286,429
                                                                   ------------
                                                                      2,792,474
                                                                   ------------
   GEORGIA - 1.3%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, National-RE FGIC Insured
         5.500%, 11/01/13                              1,000,000      1,087,410
      Georgia State, Ser C, GO,
         6.000%, 07/01/10                                250,000        252,220
                                                                   ------------
                                                                      1,339,630
                                                                   ------------
   HAWAII - 5.6%
      Hawaii County, Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (B)
         5.500%, 07/15/11                                635,000        672,522
      Hawaii State, Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                              1,000,000      1,143,600

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   HAWAII - (CONTINUED)
      Honolulu City and County,
         Ser A, GO
         5.000%, 04/01/25 (A)                       $  1,000,000   $  1,108,240
         Ser A, GO, AGM Insured,
         Prerefunded @ 100 (B)
         5.375%, 09/01/11                              1,150,000      1,223,313
      Kauai County, Ser A, GO,
         National-RE Insured
         5.625%, 08/01/13 (A)                            440,000        462,576
      Kauai County, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.625%, 08/01/11                                 60,000         63,847
      University of Hawaii Revenue,
         Ser A, RB,
         5.500%, 10/01/22 (A)                            500,000        562,465
         5.500%, 10/01/23 (A)                            500,000        559,540
                                                                   ------------
                                                                      5,796,103
                                                                   ------------
   IDAHO - 4.1%
      Idaho State, Housing & Finance
         Association, Grant & Revenue Anticipation,
         Federal Highway Trust, RB,
         National-RE Insured
         5.000%, 07/15/15                              1,000,000      1,136,700
         Ser A
         5.000%, 07/15/22 (A)                            400,000        438,560
         5.250%, 07/15/24 (A)                          1,455,000      1,603,104
      Twin Falls County, School District No. 411,
         GO, National-RE Insured
         5.000%, 09/15/16                              1,000,000      1,107,060
                                                                   ------------
                                                                      4,285,424
                                                                   ------------
   ILLINOIS - 10.2%
      Chicago,
         Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                          1,025,000      1,088,622
         Ser C, GO
         5.000%, 01/01/23 (A)                          1,285,000      1,370,414
      Chicago, Board of Education,
         Dedicated Revenues,
         Ser B, GO, AMBAC Insured
         5.000%, 12/01/23 (A)                          1,125,000      1,185,064

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 55

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   ILLINOIS - (CONTINUED)
      Chicago, O'Hare International Airport,
         3rd Lien, Ser D, RB,
         LOC Dexia Credit Local (C)
         0.310%, 01/01/35                           $  1,450,000   $  1,450,000
         Ser B, RB, AGM Insured
         5.000%, 01/01/19 (A)                          1,655,000      1,784,868
      Chicago, Project & Refunding, Ser A, GO
         5.250%, 01/01/21 (A)                            895,000        988,590
      Illinois State Toll Highway Authority,
         Toll Highway Revenue,
         Ser A-1, RB, AGM Insured (C)
         0.330%, 01/01/31                              2,000,000      2,000,000
      Illinois State, GO, National-RE Insured
         5.000%, 08/01/26 (A)                            670,000        680,110
                                                                   ------------
                                                                     10,547,668
                                                                   ------------

   MASSACHUSETTS - 4.1%
      Massachusetts State,
         School Building Authority,
         Ser A, RB, AGM Insured
         5.000%, 08/15/14                              1,175,000      1,333,261
         Ser A, GO,
         6.000%, 11/01/10                                400,000        411,192
         Ser C, GO, AGM Insured
         5.500%, 11/01/10                                140,000        143,455
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/16                              1,000,000      1,158,530
         5.250%, 08/01/15                              1,025,000      1,193,756
                                                                   ------------
                                                                      4,240,194
                                                                   ------------

   NEVADA - 3.7%
      Clark County,
         Limited Tax-Bond Bank, GO
         5.000%, 06/01/25 (A)                          1,735,000      1,838,892
         School District, Ser A, GO, AGM Insured
         5.500%, 06/15/16 (A)                            500,000        547,965
      Las Vegas, Water District Revenue,
         Ser B, GO, National-RE Insured
         5.250%, 06/01/14 (A)                            300,000        328,437
      Nevada State, Ser B, GO, AGM Insured
         5.000%, 08/01/24 (A)                            525,000        547,748
      Nevada State, Capital Improvements,
         Ser A, GO, National-RE Insured
         5.000%, 11/01/16 (A)                            500,000        531,220
                                                                   ------------
                                                                      3,794,262
                                                                   ------------

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW JERSEY - 2.8%
      New Jersey State,
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                           $  1,015,000   $  1,176,111
         Transportation Trust Fund
         Authority, Ser A, RB
         5.250%, 12/15/21                                515,000        577,866
         Transportation Trust Fund Authority,
         Ser C, ETM, RB, National-RE Insured
         5.250%, 06/15/15                              1,000,000      1,171,460
                                                                   ------------
                                                                      2,925,437
                                                                   ------------

   NEW YORK - 4.6%
      New York State,
         Ser C-1, GO, AGM Insured
         5.000%, 10/01/24 (A)                          1,000,000      1,074,790
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                              1,000,000      1,128,520
      New York State, Thruway Authority,
         Personal Income Tax Revenue, Ser A, RB
         5.000%, 03/15/11                                300,000        311,928
      New York State, Thruway Authority,
         Second Highway and Bridge Trust Fund,
         Ser A, RB, National-RE Insured
         Prerefunded @ 100 (B)
         5.000%, 04/01/14                              1,000,000      1,120,150
         Ser B, RB
         5.000%, 04/01/21 (A)                          1,000,000      1,112,270
                                                                   ------------
                                                                      4,747,658
                                                                   ------------

   NORTH CAROLINA - 0.3%
      Charlotte, GO
         5.000%, 08/01/10                                300,000        303,357
                                                                   ------------

   OHIO - 0.2%
      Ohio State, Water Development
         Authority, Pollution Control Revenue,
         Water Loan Fund Water Quality, Ser B, RB
         5.000%, 12/01/10                                200,000        205,322
                                                                   ------------

   OREGON - 7.5%
      Chemeketa, Community College District,
         ETM, GO, FGIC Insured
         5.500%, 06/01/12                              1,060,000      1,153,004
      Deschutes County, Administrative School
         District No. 1, GO, AGM Insured
         5.000%, 06/15/10                                200,000        201,042
      Jackson County, Juvenille Services Center,
         GO, AGM Insured
         5.000%, 06/01/10                              1,000,000      1,003,370

                                            See note to schedule of investments.

56 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   OREGON - (CONTINUED)
      McMinnville, School District,
         No. 40, GO, AGM Insured
         5.000%, 06/15/11                           $  1,000,000   $  1,049,450
      Portland, Sewer System Revenue,
         First Lien, Ser A, RB
         5.000%, 06/01/10                                250,000        250,838
         Second Lien, Ser B, RB, AGM Insured
         5.000%, 06/15/23 (A)                          1,160,000      1,269,898
      Washington County, School District
         Authority No. 15, GO, AGM Insured
         5.000%, 06/15/14                              1,000,000      1,116,560
      Washington, Multnomah & Yamill
         Counties, School District Authority,
         GO, National-RE Insured
         5.000%, 06/01/11                                550,000        576,252
      Yamill County, School District
         Authority No. 29J, GO,
         National-RE FGIC Insured
         5.250%, 06/15/16                              1,000,000      1,126,530
                                                                   ------------
                                                                      7,746,944
                                                                   ------------

   TEXAS - 9.1%
      Austin, Water & WasteWater System
         Revenue, RB, LOC Dexia Credit Local (C)
         0.300%, 05/15/31 (A)                          1,200,000      1,200,000
      Denton, Utilities System Revenue, RB,
         National-RE Insured
         5.250%, 12/01/23                              1,065,000      1,120,998
      Houston, Texas Utility System Revenue,
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                              1,000,000      1,144,800
      Lamar Consolidated Independent
         School District, Schoolhouse,
         GO, PSF Insured
         5.000%, 02/15/17                                800,000        920,720
      Lower Colorado River Authority, RB
         5.000%, 05/15/22 (A)                            650,000        696,807
         Texas Revenue, RB
         5.000%, 05/15/21 (A)                            935,000      1,009,669
      North East Independent School
         District, Ser A, GO, PSF Insured
         5.000%, 08/01/17                                500,000        578,695
      San Antonio, Water Revenue,
         RB, AGM Insured
         5.500%, 05/15/15 (A)                            500,000        542,940
         RB, National-RE FGIC Insured
         5.000%, 05/15/17                              1,000,000      1,130,610
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                          1,000,000      1,122,970
                                                                   ------------
                                                                      9,468,209
                                                                   ------------

--------------------------------------------------------------------------------
Description                                           Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   UTAH - 1.9%
      Park City, Utah School District,
         Utah School Board, GO,
         School Board Insured
         4.000%, 02/01/11                           $    300,000   $    308,049
      Utah State, Board of Regents Auxilliary
         & Campus Facilities Revenue,
         Ser A, RB, National-RE Insured
         5.000%, 04/01/17 (A)                          1,500,000      1,633,005
                                                                   ------------
                                                                      1,941,054
                                                                   ------------

   WASHINGTON - 8.2%
      Energy Northwest, Electric Revenue,
         Project No. 1, Ser B, RB,
         National-RE Insured
         6.000%, 07/01/17 (A)                          1,700,000      1,866,583
      King County, School District No. 410, GO,
         National-RE FGIC Insured
         5.500%, 12/01/10                              1,285,000      1,321,507
      Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                          1,375,000      1,546,834
      Seattle, Limited Tax, Ser B, GO,
         5.500%, 03/01/11                              1,935,000      2,013,445
         ETM, Prerefunded @ 100 (B)
         5.500%, 03/01/11                                 65,000         67,729
      Snohomish County, School District No. 015
         Edmonds, Ser A, GO, AGM Insured
         5.000%, 12/01/10                                500,000        513,365
      Washington State, Ser A, GO,
         5.000%, 07/01/19 (A)                          1,000,000      1,120,370
                                                                   ------------
                                                                      8,449,833
                                                                   ------------
      TOTAL MUNICIPAL BONDS
         (Cost $95,257,633)                                          99,336,037
                                                                   ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.8%
--------------------------------------------------------------------------------
      Fidelity Institutional
         Tax-Exempt Portfolio                        2,899,482        2,899,482
                                                                   ------------

      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,899,482)                                            2,899,482
                                                                   ------------

   TOTAL INVESTMENTS - 98.7%
      (Cost $98,157,115) +                                          102,235,519
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 1.3%                             1,316,465
                                                                   ------------
   NET ASSETS - 100.0%                                             $103,551,984
                                                                   ============

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 57

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $98,157,115, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,079,686 AND $(1,282), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2010.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
SER   - SERIES
TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                 LEVEL 2        LEVEL 3
                                    TOTAL FAIR      LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                     VALUE AT       QUOTED     OBSERVABLE    UNOBSERVABLE
                                     04/30/10       PRICE        INPUTS         INPUTS
                                   ------------   ----------   -----------   ------------
   Municipal Bonds                 $ 99,336,037   $       --   $99,336,037   $         --
   Registered Investment Company      2,899,482    2,899,482            --             --
                                   ------------   ----------   -----------   ------------
Total:                             $102,235,519   $2,899,482   $99,336,037   $         --
                                   ============   ==========   ===========   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

58 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 47.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 4.2%
      Comcast
         5.500%, 03/15/11                          $     500,000   $    519,162
         5.300%, 01/15/14                                150,000        163,559
      JC Penney
         9.000%, 08/01/12                                500,000        565,000
      Macy's Retail Holdings
         5.350%, 03/15/12                                500,000        522,500
      Staples
         7.750%, 04/01/11                                700,000        739,296
      Time Warner
         5.500%, 11/15/11                                750,000        795,293
      Time Warner Cable
         5.400%, 07/02/12                              1,000,000      1,076,358
                                                                   ------------
                                                                      4,381,168
                                                                   ------------
   CONSUMER STAPLES - 5.3%
      Anheuser-Busch Inbev Worldwide
         3.000%, 10/15/12                              1,000,000      1,028,474
      Coca-Cola
         3.625%, 03/15/14                                250,000        262,746
      General Mills
         6.000%, 02/15/12                                500,000        541,210
      Kellogg, Ser B
         6.600%, 04/01/11                                500,000        525,062
      Kraft Foods
         6.250%, 06/01/12                                500,000        547,870
      Kroger
         5.500%, 02/01/13                                750,000        814,452
         5.000%, 04/15/13                                500,000        535,032
      Safeway
         6.500%, 03/01/11                                750,000        783,603
         5.800%, 08/15/12                                500,000        547,009
                                                                   ------------
                                                                      5,585,458
                                                                   ------------
   ENERGY - 8.9%
      ConocoPhillips
         4.750%, 10/15/12                                500,000        539,561
      Consolidated Natural Gas
         6.000%, 10/15/10                                325,000        332,180
      Enterprise Products Operating,
         Ser K
         4.950%, 06/01/10                                500,000        501,220
         Ser M
         5.650%, 04/01/13                              1,000,000      1,081,798
      Kinder Morgan Energy Partners
         7.500%, 11/01/10                                800,000        823,226
      Marathon Oil Corp
         6.125%, 03/15/12                                800,000        863,022
      Northern Natural Gas (A)
         7.000%, 06/01/11                                500,000        530,092

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      SeaRiver Maritime (B)
         0.000%, 09/01/12                          $   3,000,000   $  2,842,422
      Shell International Finance
         4.000%, 03/21/14                              1,000,000      1,059,610
      Transcontinental Gas Pipeline, Ser B
         7.000%, 08/15/11                                500,000        532,501
      Williams Cos (A)
         6.375%, 10/01/10                                230,000        233,633
                                                                   ------------
                                                                      9,339,265
                                                                   ------------
   FINANCIALS - 7.4%
      Bank of America
         5.375%, 09/11/12                              1,000,000      1,063,078
      BP Capital Markets
         3.125%, 03/10/12                              1,000,000      1,035,398
      Goldman Sachs Group
         5.700%, 09/01/12                              1,000,000      1,062,725
      John Deere Capital
         5.100%, 01/15/13                                500,000        543,483
      John Deere Capital, MTN
         5.400%, 10/17/11                                510,000        541,812
      JPMorgan Chase
         4.750%, 05/01/13                              1,000,000      1,067,941
         3.125%, 12/01/11                                500,000        517,600
      Lehman Brothers Holdings, MTN (C)
         5.625%, 01/24/13                                500,000        111,250
      UNUM Group
         7.625%, 03/01/11                                250,000        259,458
      Wells Fargo
         6.450%, 02/01/11                              1,000,000      1,041,616
         3.000%, 12/09/11                                500,000        516,929
                                                                   ------------
                                                                      7,761,290
                                                                   ------------
   HEALTH CARE - 3.8%
      Cigna
         7.000%, 01/15/11                                500,000        517,943
      Eli Lilly
         3.550%, 03/06/12                                500,000        521,927
      Pfizer
         4.450%, 03/15/12                                500,000        529,478
      UnitedHealth Group
         5.250%, 03/15/11                                750,000        776,273
      Wellpoint
         6.800%, 08/01/12                                500,000        553,372
         6.000%, 02/15/14                                475,000        525,969
      Wyeth
         5.500%, 03/15/13                                500,000        549,811
                                                                   ------------
                                                                      3,974,773
                                                                   ------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 59

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - 5.6%
      Burlington Northern Santa Fe
         5.900%, 07/01/12                          $   1,560,000   $  1,693,834
         6.750%, 07/15/11                                500,000        529,377
      CSX
         5.300%, 02/15/14                              1,000,000      1,088,444
      General Electric
         5.000%, 02/01/13                              1,000,000      1,079,846
      Honeywell International
         5.625%, 08/01/12                                500,000        545,028
      Union Pacific
         5.450%, 01/31/13                                935,000      1,018,842
                                                                   ------------
                                                                      5,955,371
                                                                   ------------
   INFORMATION TECHNOLOGY - 1.8%
      Hewlett-Packard
         4.250%, 02/24/12                                500,000        528,061
      International Business Machines
         7.500%, 06/15/13                                500,000        582,889
      Oracle
         5.000%, 01/15/11                                500,000        515,278
      Xerox
         7.125%, 06/15/10                                291,000        292,727
                                                                   ------------
                                                                      1,918,955
                                                                   ------------
   MATERIALS - 2.3%
      Dow Chemical
         4.850%, 08/15/12                              1,000,000      1,057,300
      Praxair
         3.950%, 06/01/13                                540,000        569,109
      Rio Tinto Alcan
         5.200%, 01/15/14                                750,000        803,217
                                                                   ------------
                                                                      2,429,626
                                                                   ------------
   TELECOMMUNICATION SERVICES - 2.3%
      AT&T
         5.875%, 08/15/12                              1,250,000      1,366,755
      Verizon Communications
         5.250%, 04/15/13                                500,000        546,401
      Verizon Global Funding
         7.250%, 12/01/10                                500,000        519,090
                                                                   ------------
                                                                      2,432,246
                                                                   ------------
   UTILITIES - 6.1%
      Centerpoint Energy, Ser B
         7.250%, 09/01/10                                250,000        254,406
      Duke Energy
         6.300%, 02/01/14                                500,000        561,289
      Exelon Generation
         5.350%, 01/15/14                                682,000        740,334
      Firstenergy, Ser B
         6.450%, 11/15/11                                500,000        530,373

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      FPL Group Capital (D)
         1.138%, 06/17/11                          $   1,000,000   $  1,007,056
      MidAmerican Energy Holdings,
         5.875%, 10/01/12                                500,000        547,413
         Ser D
         5.000%, 02/15/14                                500,000        532,845
      Pacific Gas & Electric
         4.200%, 03/01/11                              1,000,000      1,027,832
      Southern California Edison
         5.750%, 03/15/14                                500,000        559,615
      Xcel Energy
         7.000%, 12/01/10                                658,000        680,824
                                                                   ------------
                                                                      6,441,987
                                                                   ------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $49,668,884)                                          50,220,139
                                                                   ------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS - 18.3%
--------------------------------------------------------------------------------
      FHLMC 7 Year Balloon
         3.500%, 08/01/10                                166,899        167,909
      FHLMC Gold
         6.000%, 01/01/13                                 93,201         98,388
         6.000%, 09/01/13                                 21,135         22,507
         6.000%, 04/01/14                                 41,634         44,586
         6.000%, 05/01/14                                173,692        186,153
         6.000%, 05/01/14                                 42,228         45,499
         6.000%, 05/01/14                                 30,487         32,847
         6.000%, 05/01/14                                 23,224         25,022
         6.000%, 07/01/14                                152,528        163,595
         6.000%, 10/01/16                                135,974        146,759
         6.000%, 04/01/17                                422,969        457,046
         6.000%, 04/01/29                                114,332        124,503
         5.500%, 07/01/15                                436,636        467,788
         5.500%, 03/01/17                                137,193        147,178
         5.500%, 12/01/17                                 14,684         15,837
         5.500%, 02/01/18                                158,414        170,298
         5.500%, 11/01/18                                 14,482         15,595
         5.500%, 10/01/32                                907,497        964,225
         5.500%, 12/01/34                                582,927        618,273
         5.000%, 10/01/18                                451,279        479,759
         5.000%, 07/01/20                                206,171        219,854
      FHLMC, ARM
         5.204%, 06/01/39                              1,203,278      1,272,577
         2.793%, 03/01/35                                256,458        268,753
         2.709%, 12/01/34                              1,828,568      1,909,984
         2.631%, 01/01/34                                354,536        369,088

                                            See note to schedule of investments.

60 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA
         8.000%, 06/01/30                          $       5,233   $      6,058
         8.000%, 11/01/30                                  3,273          3,785
         6.982%, 01/01/15                                 40,626         43,495
         6.500%, 06/01/16                                 60,324         65,069
         6.500%, 07/01/16                                 43,954         47,412
         6.500%, 11/01/16                                 38,231         41,238
         6.500%, 01/01/17                                 43,015         46,398
         6.500%, 02/01/17                                 16,106         17,373
         6.500%, 04/01/17                                 57,757         62,463
         6.500%, 07/01/17                                 53,462         57,818
         6.000%, 04/01/16                                207,508        223,967
         6.000%, 04/01/16                                483,803        521,723
         6.000%, 05/01/16                                260,305        280,300
         6.000%, 05/01/16                                489,637        528,473
         6.000%, 06/01/16                                 25,798         27,843
         6.000%, 08/01/16                                 46,132         49,791
         6.000%, 10/01/16                                110,120        118,854
         6.000%, 05/01/18                                312,781        337,590
         5.500%, 07/01/14                                160,375        171,592
         5.500%, 09/01/14                                246,624        263,873
         5.500%, 08/01/15                                558,289        597,337
         5.500%, 12/01/16                                 55,413         59,548
         5.500%, 01/01/17                                411,146        441,829
         5.500%, 09/01/17                                 66,786         71,791
         5.500%, 09/01/17                                551,232        592,542
         5.500%, 10/01/17                                 88,378         95,001
         5.500%, 11/01/17                                156,165        167,868
         5.500%, 12/01/17                                 90,700         97,497
         5.500%, 02/01/18                                 10,934         11,778
         5.500%, 04/01/18                                 22,895         24,661
         5.500%, 10/01/18                                 29,547         31,762
         5.500%, 12/01/18                              1,074,681      1,154,883
         5.000%, 07/01/14                                 41,051         42,885
         5.000%, 05/01/18                                 26,620         28,410
         5.000%, 06/01/18                                101,660        108,502
      FNMA, ARM
         3.278%, 09/01/33                                185,115        191,707
         3.080%, 08/01/27                                 34,181         34,733
         3.053%, 06/01/34                              1,624,528      1,686,916
      FNMA, CMO REMIC,
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                                206,036        217,798

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      GNMA, CMO REMIC
         Ser 62, Cl B
         4.763%, 01/16/25                          $     192,592   $    195,624
         Ser 52, CI A
         4.287%, 01/16/30                              1,438,914      1,473,722
         Ser 51, CI A
         4.145%, 02/16/18                                156,864        158,030
         Ser 77, CI A
         3.402%, 03/16/20                                131,863        132,267
         Ser 25, CI AC
         3.377%, 01/16/23                                273,339        273,704
                                                                   ------------

      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $18,485,649)                                          19,239,933
                                                                   ------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 13.8%
--------------------------------------------------------------------------------
      Banc of America Commercial Mortgage,
         Ser 2003-2, Cl A2
         4.342%, 03/11/41                                228,919        231,627
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                                106,688        106,626
      Banc of America Funding,
         Ser 2002-2, Cl A2
         6.000%, 11/25/32                                 48,425         47,860
      Bear Stearns Commercial
         Mortgage Securities,
         Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                                974,309      1,002,016
         Ser 2001-TOP4, Cl A1
         5.060%, 11/15/16                                 35,507         35,841
         Ser 2003-T12, Cl A3(D)
         4.240%, 08/13/39                                349,087        358,753
         Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                                640,000        649,347
      Chase Manhattan Bank-First Union
         National Bank,
         Ser 1999-1, Cl E (D)
         7.762%, 08/15/31                                750,000        759,790
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                                862,712        885,324
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                452,084        461,041
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                987,999      1,006,492
      Commercial Mortgage
         Pass Through Certificates,
         Ser 2004-LB4A, Cl A3
         4.405%, 10/15/37                              1,000,000      1,021,489

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 61

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Greenwich Capital Commercial Funding,
         Ser 2004-GG1, Cl A5
         4.883%, 06/10/36                          $   1,500,000   $  1,540,918
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                                104,956        105,373
      Merrill Lynch Mortgage Investors Trust,
         Ser 2005-A2, Cl A4 (D)
         2.801%, 02/25/35                                290,280        292,207
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                437,117        446,943
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                                310,000        329,773
         Ser 2004-T15, Cl A2
         4.690%, 06/13/41                                283,012        284,938
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                                142,706        145,720
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                595,647        618,490
         Ser 2002-IQ2, Cl A4
         5.740%, 12/15/35                                647,700        680,919
      Wachovia Bank Commercial Mortgage Trust,
         Ser 2004-C15, Cl A2
         4.039%, 10/15/41                                738,332        744,733
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                                489,125        488,912
      Washington Mutual,
         Ser 2002-MS6, Cl 3A1
         6.500%, 09/25/32                                478,432        490,916
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                                234,671        201,566
      Wells Fargo Mortgage Backed Securities
         Trust,
         Ser 2003-M, Cl A1
         4.678%, 12/25/33                                748,058        760,057
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                                853,930        871,298
                                                                   ------------

      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $14,287,188)                                          14,568,969
                                                                   ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 10.7%
--------------------------------------------------------------------------------
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                              1,000,000      1,000,170
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                                434,725        455,526

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2(D)
         0.324%, 12/15/14                          $   1,500,000   $  1,495,502
         Ser 2009-A3, Cl A3
         2.400%, 06/17/13                                430,000        437,229
      Citibank Credit Card Issuance Trust,
         Ser 2007-A5, Cl A5
         5.500%, 06/22/12                                255,000        256,862
      FPL Recovery Funding,
         Ser 2007-A, Cl A2
         5.044%, 08/01/15                              1,000,000      1,073,536
      Harley-Davidson Motorcycle Trust,
         Ser 2005-2, Cl A2
         4.070%, 02/15/12                                137,781        137,984
      Massachusetts RRB Special Purpose Trust,
         Ser 2001-1, Cl A
         6.530%, 06/01/15                              1,393,350      1,514,413
         Ser 2005-1, Cl A3
         4.130%, 09/15/13                                703,447        722,772
      Peco Energy Transition Trust,
         Ser 2001-A, Cl A1
         6.520%, 12/31/10                                751,962        767,166
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                              1,000,000      1,067,662
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                                802,957        836,967
      PSE&G Transition Funding,
         Ser 2005-1, Cl A2
         4.340%, 06/16/14                                163,411        169,058
      Public Service New Hampshire Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                              1,224,836      1,325,522
                                                                   ------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $11,188,185)                                          11,260,369
                                                                   ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 4.9%
--------------------------------------------------------------------------------
      U.S. Treasury Inflation Index Note
         2.000%, 01/15/16                              1,000,000      1,177,153
      U.S. Treasury Note
         1.375%, 09/15/12                              2,000,000      2,010,312
         1.000%, 10/31/11                              1,000,000      1,004,219
         0.875%, 05/31/11                              1,000,000      1,004,219
                                                                   ------------
         TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $5,127,621)                                            5,195,903
                                                                   ------------

                                            See note to schedule of investments.

62 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 6.4%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          6,697,484   $  6,697,484
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $6,697,484)                                            6,697,484
                                                                   ------------
   TOTAL INVESTMENTS - 101.8%
      (Cost $105,455,011) +                                         107,182,797
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (1.8)%                          (1,913,543)
                                                                   ------------

   NET ASSETS - 100.0%                                             $105,269,254
                                                                   ============

--------------------------------------------------------------------------------
+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $105,455,011, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,174,592 AND $(446,806), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2010 WAS $1,792,199 AND REPRESENTED 1.7% OF NET ASSETS.

(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $111,250, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2010.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             04/30/10         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Corporate Obligations                                   $ 50,220,139   $         --   $ 50,220,139   $         --
   U.S. Government Agency Mortgage-Backed Obligations        19,239,933             --     19,239,933             --
   Mortgage-Backed Securities                                14,568,969             --     14,568,969             --
   Asset-Backed Securities                                   11,260,369             --     11,260,369             --
   U.S. Treasury Obligation                                   5,195,903             --      5,195,903             --
   Registered Investment Company                              6,697,484      6,697,484             --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $107,182,797   $  6,697,484   $100,485,313   $         --
                                                           ============   ============   ============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 63

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 95.7%
--------------------------------------------------------------------------------
   GUAM - 2.4%
      Guam Power Authority, Ser A, RB,
         National-RE-IBC Bank Insured
         5.125%, 10/01/29 (A)                       $  3,815,000   $  3,784,709
                                                                   ------------

   MASSACHUSETTS - 0.8%
      Massachusetts State Housing
         Finance Agency, Multi-Family
         Housing Authority, ETM, RB,
         HUD Section 8
         7.000%, 04/01/21 (A)                            910,000      1,193,793
                                                                   ------------

   PUERTO RICO - 20.2%
      Commonwealth of Puerto Rico,
         Public Improvement,
         GO, FSA Insured, Unrefunded Balance
         5.250%, 07/01/27 (A)                            755,000        760,919
         5.125%, 07/01/30 (A)                          1,215,000      1,221,075
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                              1,020,000      1,095,460
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                              1,130,000      1,230,107
      Puerto Rico Commonwealth Highway
         & Transportation Authority,
         Grant Anticipation Revenue, RB,
         National-RE Insured
         5.000%, 09/15/20 (A)                            780,000        808,181
         Transportation Revenue,
         Ser E, RB, FSA Insured
         5.500%, 07/01/23                              1,120,000      1,255,094
      Puerto Rico Commonwealth
         Infrastructure Financing Authority,
         Special Tax Revenue, Ser A,
         BHAC Credit, FGIC Insured
         5.500%, 07/01/22                              1,385,000      1,633,164
         FGIC Insured
         5.500%, 07/01/21                                945,000      1,005,763
      Puerto Rico Electric Power Authority,
         Ser TT, RB
         5.000%, 07/01/22 (A)                            300,000        311,676
         5.000%, 07/01/37 (A)                          1,700,000      1,660,390
         Ser UU, RB, FSA Insured
         5.000%, 07/01/20 (A)                          1,000,000      1,076,460
         Ser WW, RB
         5.500%, 07/01/38 (A)                          2,500,000      2,569,225
         Ser XX, RB (A)
         4.625%, 07/01/25                              2,100,000      2,100,714
      Puerto Rico Municipal Finance Agency,
         Ser A, GO, FSA Insured
         5.000%, 08/01/30 (A)                            880,000        897,389
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                              1,000,000      1,067,940

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
      Puerto Rico Public Buildings Authority,
         Revenue Refunding,
         Government Facilities,
         Ser H, RB, AMBAC,
         Commonwealth Guaranteed
         5.500%, 07/01/17                           $  1,250,000   $  1,360,737
         Ser L, RB, XLCA,
         Commonwealth Guaranteed
         5.500%, 07/01/21                                500,000        534,385
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB
         5.500%, 08/01/37 (A)                          2,500,000      2,628,700
         5.750%, 08/01/37 (A)                          1,400,000      1,501,430
         6.375%, 08/01/39 (A)                          3,000,000      3,358,500
         6.000%, 08/01/42 (A)                          1,000,000      1,087,840
         6.500%, 08/01/44 (A)                          2,000,000      2,257,520
                                                                   ------------
                                                                     31,422,669
                                                                   ------------

   VIRGIN ISLANDS - 6.2%
      Virgin Islands Public Finance Authority,
         Gross Receipts Taxes Loan Notes, RB,
         National-RE FGIC Insured
         5.000%, 10/01/21 (A)                          2,000,000      2,077,580
         5.000%, 10/01/23 (A)                          1,000,000      1,032,010
         5.000%, 10/01/24 (A)                          2,500,000      2,559,000
         5.000%, 10/01/27 (A)                          2,000,000      2,020,640
         Senior Lien, Capital Projects,
         Ser A-1, RB
         5.000%, 10/01/39 (A)                          1,250,000      1,201,575
      Virgin Islands Water & Power Authority,
         Electric Systems Revenue, RB,
         AMBAC Insured
         5.000%, 07/01/10                                470,000        471,866
         Water Systems Revenue, Refunding,
         Asset Guarantee, RB,
         National-RE-IBC Bank MBIA Insured
         5.250%, 07/01/12 (A)                            255,000        256,596
                                                                   ------------
                                                                      9,619,267
                                                                   ------------

   WISCONSIN - 66.1%
      Appleton, Redevelopment Authority,
         Fox Cities Performing Arts Project,
         Ser A, RB, LOC Associated Bank N.A.
         4.750%, 09/01/17 (A)                            360,000        365,890
         4.850%, 09/01/19 (A)                            435,000        441,038

                                            See note to schedule of investments.

64 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Ashwaubenon, Community Development
         Authority, Lease Revenue,
         Refunding, Arena Project, RB
         4.700%, 06/01/15 (A)                       $    500,000   $    520,320
         5.050%, 06/01/19 (A)                          1,030,000      1,069,779
         5.200%, 06/01/22 (A)                            500,000        517,745
         5.000%, 06/01/23 (A)                            925,000        951,918
      Beloit, Community Development
         Authority, Lease Revenue, RB
         4.700%, 03/01/21 (A)                            345,000        356,847
         4.750%, 03/01/22 (A)                            300,000        309,675
         5.000%, 03/01/25 (A)                            650,000        675,974
      Burlington, Community Development
         Authority, Lease Revenue, RB
         4.000%, 04/01/16 (A)                            200,000        207,852
         4.100%, 04/01/17 (A)                            750,000        771,127
      Cudahy, Community Development Authority,
         Redevelopment Lease Revenue, RB
         3.000%, 06/01/10                                250,000        250,160
         3.000%, 06/01/10                                125,000        125,080
         3.250%, 06/01/11 (A)                            250,000        250,382
         3.300%, 06/01/11                                175,000        177,793
         4.000%, 06/01/12                                100,000        103,646
         3.650%, 06/01/13                                200,000        206,040
         4.250%, 06/01/17 (A)                            500,000        518,405
      Delafield, Community Development
         Authority, Redevelopment Revenue,
         St. Johns Northwestern Military, RB
         4.150%, 06/01/25 (A)                            250,000        258,793
         4.250%, 06/01/26 (A)                            330,000        342,068
         4.600%, 06/01/30 (A)                            600,000        623,904
      Eau Claire, Housing Authority, Housing
         Revenue, London Hill Townhouses Project,
         Ser A, RB
         6.250%, 05/01/15                                405,000        389,889
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility,
         Ser A, RB
         5.000%, 10/01/24 (A)                          1,500,000      1,553,235
         4.750%, 10/01/27 (A)                          1,000,000        999,960
         Tax Increment District No. 7, RB
         4.350%, 09/01/16 (A)                          1,000,000      1,024,820
         4.750%, 09/01/17 (A)                          1,250,000      1,268,825
         4.500%, 09/01/18 (A)                          2,000,000      2,033,860
         4.875%, 09/01/19 (A)                          1,000,000      1,012,260

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Green Bay, Redevelopment Authority,
         Bellin Memorial Hospital Project, RB
         6.000%, 12/01/29 (A)                       $  1,000,000    $ 1,063,250
         6.150%, 12/01/32 (A)                          1,000,000      1,069,270
         Ser A
         5.500%, 02/15/21 (A)                            400,000        406,868
         Lease Revenue, Refunding,
         Convention Center Project, RB
         4.200%, 06/01/25 (A)                          1,000,000      1,013,890
         4.300%, 06/01/29 (A)                          1,000,000      1,002,090
      Green Bay/Brown County Professional
         Football Stadium, Lambeau Field
         Renovation Project,
         Ser A, RB, AMBAC Insured
         4.850%, 02/01/15 (A)                          1,020,000      1,035,371
         4.900%, 02/01/16 (A)                          1,015,000      1,028,124
         5.000%, 02/01/19 (A)                          2,500,000      2,525,150
      Kenosha, Housing Authority,
         Multi-Family Housing Revenue,
         Villa Ciera Project,
         Ser A, RB, GNMA Collateralized
         6.000%, 11/20/41 (A)                          1,000,000      1,000,100
      Madison, Community Development
         Authority Revenue, Wisconsin
         Alumni Research Fund Project, RB
         5.000%, 10/01/34 (A)                          4,500,000      4,777,155
      Middleton, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/17 (A)                          1,630,000      1,674,548
         4.550%, 10/01/18 (A)                            500,000        513,740
      Milwaukee, Redevelopment Authority,
         Summerfest Project, RB
         4.700%, 08/01/15 (A)                            500,000        508,895
         4.800%, 08/01/16 (A)                            500,000        507,300
         4.850%, 08/01/17 (A)                            500,000        505,845
         4.950%, 08/01/20 (A)                          1,250,000      1,261,275
      Milwaukee, Redevelopment Authority,
         Development Revenue, Refunding,
         Marquette University Project,
         RB, XLCA Insured
         4.150%, 11/01/16 (A)                          1,275,000      1,269,976
         4.250%, 11/01/17 (A)                          1,000,000        991,140
         4.350%, 11/01/18 (A)                            500,000        494,060

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 65

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Milwaukee, Redevelopment Authority,
         Lease Revenue,
         Milwaukee Public Schools,
         Congress School, Ser A, RB
         4.500%, 08/01/20 (A)                       $    500,000   $    504,620
         4.600%, 08/01/22 (A)                            500,000        507,875
         RB, AMBAC Insured
         3.250%, 08/01/11                                500,000        514,565
         3.650%, 08/01/13                              2,000,000      2,119,760
         3.800%, 08/01/14 (A)                          1,000,000      1,053,260
         4.000%, 08/01/16 (A)                          1,000,000      1,034,680
         4.100%, 08/01/17 (A)                          1,000,000      1,028,680
         4.125%, 08/01/18 (A)                          2,010,000      2,057,356
         University of Wisconsin,
         Kenilworth Project, RB,
         LOC U.S. Bank NA (C)
         0.300%, 09/01/40                              1,000,000      1,000,000
      Milwaukee, Redevelopment Authority,
         Redevelopment Revenue,
         United Community Center Inc.
         Project, RB, LOC U.S. Bank NA (C)
         0.300%, 10/01/22                                450,000        450,000
         YMCA Greater Milwaukee,
         Ser A, RB, LOC Marshall & Ilsley Bank
         5.250%, 06/01/19 (A)                            430,000        434,175
         5.300%, 06/01/29 (A)                          1,800,000      1,803,078
         Ser B, RB, LOC FHLB
         5.150%, 06/01/19 (A)                            200,000        206,578
         5.200%, 06/01/29 (A)                            355,000        362,072
      Neenah, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.300%, 12/01/20 (A)                          1,000,000      1,025,850
         5.125%, 12/01/23 (A)                          1,000,000      1,060,270
         4.625%, 12/01/28 (A)                            600,000        616,872
         4.700%, 12/01/28 (A)                          1,250,000      1,274,150
         4.750%, 12/01/32 (A)                            400,000        409,036
      New Berlin, Housing Authority Revenue,
         Capital Appreciation,
         Apple Glen Project, Ser A, RB
         0.000%, 05/01/10                                 70,000         70,000
      North Fond Du Lac, Community
         Development Authority,
         Lease Revenue, Refunding, RB
         4.350%, 12/01/17 (A)                            325,000        328,679

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Oak Creek, Housing Authority,
         Refunding, Capital Appreciation,
         Wood Creek Project, RB,
         GNMA Collateralized
         0.000%, 01/20/11 (A)                       $    125,000   $    120,199
         0.000%, 07/20/11 (A)                            125,000        115,662
         0.000%, 01/20/12 (A)                             65,000         58,520
         0.000%, 01/20/13 (A)                            125,000        107,920
         0.000%, 07/20/13 (A)                            125,000        104,997
         0.000%, 01/20/14 (A)                             60,000         48,940
         Wood Creek Project, RB,
         GNMA Collateralized
         5.500%, 07/20/19 (A)                          1,000,000      1,000,540
         5.625%, 07/20/29 (A)                          2,205,000      2,206,191
      Onalaska, Community Development
         Authority, Lease Revenue, RB
         3.650%, 10/01/12 (A)                            100,000        103,521
         3.900%, 10/01/14 (A)                            100,000        103,317
         4.000%, 10/01/15                                100,000        102,494
         4.150%, 10/01/16 (A)                            200,000        203,940
      Oostburg, Community Development
         Authority, Lease Revenue, TA
         4.350%, 05/01/21 (A)                            105,000        102,933
         4.400%, 05/01/22 (A)                            110,000        107,395
      Oshkosh, Housing Authority,
         VNA Apartments Inc. Project, RB,
         GNMA Collateralized
         5.450%, 09/20/17 (A)                            100,000        100,046
         5.750%, 09/20/38 (A)                          1,260,000      1,260,592
      Sheboygan, Housing Authority,
         Multifamily Revenue Refunding,
         Lake Shore Apartments Project,
         Ser A, RB, GNMA Collateralized
         5.100%, 11/20/26 (A)                          1,000,000      1,002,630
      Southeast Wisconsin Professional
         Baseball Park District,
         League, Capital Appreciation, COP, ETM,
         National-RE Insured
         0.000%, 12/15/15                                970,000        844,715
         0.000%, 12/15/17                              1,000,000        790,660
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/11                                525,000        559,424
         5.500%, 12/15/18                                250,000        292,970
         5.500%, 12/15/19                              2,000,000      2,348,980
         5.500%, 12/15/26                              4,010,000      4,475,962
         5.100%, 12/15/29 (A)                            285,000        304,286

                                            See note to schedule of investments.

66 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Sturgeon Bay, Waterfront Redevelopment
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/18 (A)                       $  1,100,000   $  1,104,235
         4.500%, 10/01/21 (A)                            500,000        496,460
      Sun Prairie, Community Development
         Authority, Lease Revenue, RB
         4.400%, 08/01/20 (A)                            150,000        150,711
         4.500%, 08/01/21 (A)                            150,000        150,755
         Tax Incremental District No. 8, RB
         4.300%, 08/01/21 (A)                            975,000        972,368
         4.350%, 08/01/22 (A)                            975,000        969,452
      Verona, Community Development
         Authority, Community Development
         Lease Revenue, RB
         3.800%, 12/01/16 (A)                            100,000         99,538
         3.900%, 12/01/17 (A)                            100,000         98,579
         4.000%, 12/01/18 (A)                             50,000         49,003
         4.800%, 02/01/20 (A)                            100,000        101,049
         4.200%, 12/01/20 (A)                             50,000         48,201
         4.250%, 12/01/21 (A)                             50,000         48,156
         4.850%, 02/01/22 (A)                            200,000        201,276
         Ser A, RB
         3.650%, 06/01/17 (A)                            100,000         96,546
      Walworth County, Housing Authority,
         Housing Revenue, Kiwanis Heritage
         Senior Apartments, RB, FHA Insured
         5.700%, 03/01/39 (A)                            460,000        460,207
      Waterford, Community Development
         Authority, Lease Revenue, Refunding, RB
         4.650%, 10/01/20 (A)                            750,000        744,472
      Waukesha, Redevelopment Authority,
         Avalon Square Project, Ser A, RB, GNMA
         Collateralized
         5.000%, 06/20/21 (A)                          1,000,000      1,033,230
      Wauwatosa, Housing Authority,
         Capital Appreciation, Refunding,
         Hawthorne Terrace Project, Ser A, RB
         0.000%, 05/01/10                                105,000        105,000
         0.000%, 11/01/10                                100,000         99,562
      West Bend, Redevelopment Authority,
         Lease Revenue, RB
         4.500%, 10/01/23 (A)                            250,000        255,648
         4.550%, 10/01/24 (A)                            250,000        255,275
         4.600%, 10/01/25 (A)                            150,000        153,306
         4.650%, 10/01/28 (A)                            250,000        253,208

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Weston, Community Development
         Authority, Lease Revenue,
         Ser A, RB
         4.100%, 10/01/16 (A)                       $    500,000   $    514,610
         4.250%, 10/01/17 (A)                            200,000        205,082
         4.350%, 10/01/18 (A)                            500,000        501,080
         4.400%, 10/01/18 (A)                            500,000        511,435
         5.250%, 10/01/20 (A)                            445,000        467,432
         4.500%, 10/01/21 (A)                            100,000         99,292
         4.700%, 10/01/21 (A)                          1,230,000      1,257,933
         4.625%, 10/01/25 (A)                            825,000        819,134
         Guaranty Agreement:
         Associated Trust Co.
         4.450%, 10/01/19 (A)                            500,000        500,610
         Ser B, RB
         4.750%, 10/01/22 (A)                            130,000        131,747
         4.750%, 10/01/23 (A)                            140,000        141,491
      Winnebago County, Housing Authority,
         First Mortgage Revenue, Refunding,
         Section 8 Assisted Housing Project, RB,
         HUD Section 8 Collateral
         5.625%, 05/01/10 (A)                            135,000        135,000
         Housing Revenue, Ser A, RB
         6.875%, 03/01/12 (A)                             50,000         50,174
         7.125%, 03/01/22 (A)                            380,000        381,391
      Wisconsin Center District,
         Capital Appreciation,
         Senior Dedicated Tax Revenue,
         Ser A, RB, National-RE Insured
         0.000%, 12/15/26                              2,500,000      1,113,250
         Ser 1998A, Junior Dedicated Tax
         Revenue, RB, FSA Insured
         5.250%, 12/15/23                              2,585,000      2,795,264
      Wisconsin Dells, Community
         Development Authority,
         Lease Revenue, RB
         5.000%, 03/01/22 (A)                          1,500,000      1,529,475
         5.000%, 09/01/24 (A)                            110,000        110,052
         4.600%, 03/01/25 (A)                          1,200,000      1,169,712
         Ser A
         4.300%, 03/01/22 (A)                            225,000        218,684
         4.450%, 03/01/25 (A)                            300,000        285,210

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 67

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB (D)
         4.250%, 12/01/35 (A)                       $  1,500,000   $  1,532,985
         Ser A, RB, (C)
         SPA Marshall & Ilsley Bank
         0.300%, 10/01/36                                140,000        140,000
         Ser B, RB,
         GO of Authorization
         4.300%, 05/01/27 (A)                          1,000,000        977,580
         4.400%, 05/01/37 (A)                            500,000        462,015
         SPA Marshall & Ilsley Bank (C)
         0.300%, 10/01/36                                150,000        150,000
         Ser E, RB, GO of Authorization
         4.700%, 11/01/25 (A)                            275,000        280,261
         4.900%, 11/01/35 (A)                          1,650,000      1,645,232
      Wisconsin Housing Finance Authority,
         RB, FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                              1,055,000      1,200,875
         RB, National-RE FHA Mortgages
         Insured, Prerefunded
         12/01/17 @ 100 (B)
         6.100%, 12/01/17                                985,000      1,120,231
                                                                   ------------
                                                                    102,697,196
                                                                   ------------

      TOTAL MUNICIPAL BONDS
         (Cost $145,332,313)                                        148,717,634
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 4.8%
--------------------------------------------------------------------------------
      AIM Tax-Free Investments Co. -
         Cash Reserve Portfolio, Private Class         7,436,361   $  7,436,361
                                                                   ------------

      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $7,436,361)                                            7,436,361
                                                                   ------------

   TOTAL INVESTMENTS - 100.5%
      (Cost $152,768,674) +                                         156,153,995
                                                                   ------------

   OTHER ASSETS & LIABILITIES, NET - (0.5)%                            (767,016)
                                                                   ------------

   NET ASSETS - 100.0%                                             $155,386,979
                                                                   ============

--------------------------------------------------------------------------------
+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $152,768,674, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,117,667 AND $(732,346), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2010. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2010.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BHAC  - BERKSHIRE HATHAWAY ASSURANCE CORP.
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA   - FEDERAL HOUSING ADMINISTRATION
FHLB  - FEDERAL HOME LOAN BANK
FSA   - FINANCIAL SECURITY ASSURANCE
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
HUD   - HOUSING AND URBAN DEVELOPMENT
IBC   - INTERNATIONAL BANCSHARES CORP.
LOC   - LETTER OF CREDIT
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
NA    - NATIONAL ASSOCIATION
RB    - REVENUE BOND
RE    - REINSURED
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TA    - TAX ALLOCATION
XLCA  - XL CAPITAL ASSURANCE

                                            See note to schedule of investments.

68 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                   LEVEL 2         LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                     04/30/10         PRICE         INPUTS         INPUTS
                                   ------------   ------------   ------------   ------------
   Municipal Bonds                 $148,717,634   $         --   $148,717,634   $         --
   Registered Investment Company      7,436,361      7,436,361             --             --
                                   ------------   ------------   ------------   ------------
Total:                             $156,153,995   $  7,436,361   $148,717,634   $         --
                                   ============   ============   ============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 69

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.7%
--------------------------------------------------------------------------------
   CALIFORNIA - 99.7%
      ABAG, (A) (B) (C)
         Finance Authority, Non-Profit
         899 Charleston Project, RB
         0.280%, 06/01/37                           $  7,675,000   $  7,675,000
         Multi-Family Housing Finance
         Authority, Non-Profit,
         Episcopal Homes Foundation, COP
         0.300%, 02/01/25                              4,920,000      4,920,000
      Alameda County, Industrial
         Development Authority Revenue,
         Ettore Products Company Project,
         Ser A, RB, AMT,
         LOC Comerica Bank (A) (B) (C)
         0.450%, 12/01/30                              4,000,000      4,000,000
      Azusa, Unified School District,
         School Facilities Bridge Funding
         Program, COP, AGM Insured (A) (B) (C)
         0.400%, 06/01/38                                120,000        120,000
      Bay Area Toll Authority, Toll Bridge
         Revenue, San Fransico Bay Area,
         Ser G-1, RB (A) (B) (C)
         0.300%, 04/01/45                              5,000,000      5,000,000
      California School Cash Reserve Program
         Authority, Sub-2009-10, RAN, Ser A
         2.500%, 07/01/10                              3,525,000      3,536,540
      California State, (A) (B) (C)
         Kindergarten, Ser B5, GO
         0.270%, 05/01/34                              7,400,000      7,400,000
         Sub-Ser A-1, RAN
         3.000%, 05/25/10                             20,000,000     20,022,810
         Sub-Ser A-2, RAN
         3.000%, 06/23/10                              5,000,000      5,011,496
         Sub-Ser B-7, GO
         0.320%, 05/01/40                              2,100,000      2,100,000
      California State, Community College
         Financing Authority, TRAN
         2.250%, 06/30/10                              6,000,000      6,009,763
      California State, Department of
         Water Resources,
         Power Supply Revenue, (A) (B) (C)
         Ser C-08, RB
         0.260%, 05/01/22                             13,850,000     13,850,000
         Ser C-11, RB
         0.260%, 05/01/22                             11,300,000     11,300,000
         Ser C-18, RB
         0.250%, 05/01/22                             19,000,000     19,000,000
         Sub-Ser I-2, RB
         0.240%, 05/01/22                              2,100,000      2,100,000

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      California State, Economic Recovery,
         GO, (A) (B) (C)
         Ser C-15, AGM Insured
         0.360%, 07/01/23                           $ 52,700,000   $ 52,700,000
         Ser C-16, AGM Insured
         0.350%, 07/01/23                              4,075,000      4,075,000
         Ser C-5, AGM Insured
         0.260%, 07/01/23                              5,400,000      5,400,000
      California State, Educational
         Facilities Authority, (A) (B)
         California Institute of Technology, RB
         0.270%, 01/01/24                             19,000,000     19,000,000
         University of San Francisco, RB (C)
         0.400%, 05/01/33                              1,000,000      1,000,000
         0.550%, 05/01/30                             14,000,000     14,000,000
      California State, Health Facilities
         Financing Authority, (A) (B) (C)
         Catholic Healthcare, Ser H, RB
         0.280%, 07/01/33                              2,000,000      2,000,000
         Scripps Health, Ser C
         0.310%, 10/01/40                              4,000,000      4,000,000
         Stanford Hospital,
         Ser C, RB, AGM Insured
         0.300%, 11/15/36                              9,000,000      9,000,000
      California State, Housing
         Finance Agency, Multi-Family
         Housing, (A) (B) (C)
         Ser B, RB
         0.350%, 02/01/35                             13,800,000     13,800,000
         Ser C, RB, AMT
         0.290%, 08/01/38                              2,500,000      2,500,000
      California State, Infrastructure &
         Economic Development Bank
         Revenue, (A) (B) (C)
         Orange County Performing, Ser C, RB
         0.350%, 07/01/34                              2,700,000      2,700,000
         Rand Corporation, Ser B, RB,
         0.260%, 04/01/42                              8,100,000      8,100,000
      California State, Municipal Finance
         Authority Revenue, (A) (B) (C)
         Los Angeles Sierra University, Ser A, RB
         0.250%, 08/01/28                              3,000,000      3,000,000
         Santa Margarita Catholic School, RB
         0.450%, 05/01/39                             12,000,000     12,000,000
      California State, Pollution Control
         Financing Authority, (A) (B) (C)
         PCR, Pacific Gas & Electricity, Ser C,
         0.260%, 11/01/26                              1,000,000      1,000,000
         Solid Waste Disposal Revenue,
         Browning-Ferris Industries, Ser A, RB
         0.280%, 09/01/19                              9,600,000      9,600,000

                                            See note to schedule of investments.

70 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      California Statewide, Communities
         Development Authority, (A) (B) (C)
         Chadwick School, RB
         0.380%, 10/01/29                           $  7,180,000   $  7,180,000
         Gemological Institute,
         Custodial Receipts, RB
         0.280%, 05/01/25                             28,630,000     28,630,000
         Sweep Loan Program,
         Ser A, RB
         0.280%, 08/01/35                             10,000,000     10,000,000
      California Transit Finance Authority,
         RB, AGM Insured (A) (B) (C)
         0.360%, 10/01/27                             10,000,000     10,000,000
      Contra Costa County, Multi-Family
         Mortgage Revenue, RB,
         FNMA Insured (A) (B) (C)
         0.280%, 11/15/22                              3,000,000      3,000,000
      East Bay, Municipal Utility District,
         Water System Revenue,
         Sub-Ser A-2, RB (A) (B) (C)
         0.320%, 06/01/38                             10,100,000     10,100,000
      Grant, Joint Union High School
         District, (A) (B) (C)
         School Facility Bridge Funding Program,
         COP, AGM Insured
         0.400%, 06/01/27                              3,400,000      3,400,000
         0.400%, 06/01/35                              3,000,000      3,000,000
         0.400%, 06/01/41                              1,200,000      1,200,000
      Hesperia Unified School District,
         Interim School Facility Funding Program,
         COP, AGM Insured (A) (B) (C)
         0.450%, 02/01/38                              2,500,000      2,500,000
      Irvine Ranch Water District,
         Consolidated Improvement District,
         GO (A) (B) (C)
         0.250%, 06/01/15                              3,500,000      3,500,000
      Irvine, Improvement Bond
         Act of 1915, Limited Obligation
         Reassesment, Ser 85-7-A,
         AGM Insured, (A) (B) (C)
         0.300%, 09/02/32                              7,345,000      7,345,000
      Kern Water Bank Authority
         Ser A, RB (A) (B) (C)
         0.250%, 07/01/28                              3,312,000      3,312,000
      Livermore, Multi-Family Housing
         Authority, Mortgage Portola, RB, AMT,
         FHLMC Insured (A) (B) (C)
         0.330%, 05/01/19                                375,000        375,000

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Los Angeles County Housing Authority,
         Multi-Family Housing
         Authority, (A) (B) (C)
         Fountain Park Project,
         Ser P, RB, AMT, FNMA
         0.320%, 04/15/33                           $ 14,500,000   $ 14,500,000
         Malibu Meadows II, Ser C, RB,
         FNMA Insured
         0.270%, 04/15/28                              7,000,000      7,000,000
      Los Angeles County, Ser A, TRAN
         2.500%, 06/30/10                              7,000,000      7,019,396
      Los Angeles, Department of
         Water & Power, (A) (B) (C)
         Power Systems Revenue,
         Sub-Ser A-3, RB
         0.260%, 07/01/35                              5,000,000      5,000,000
         Sub-Ser B-3
         0.260%, 07/01/34                              2,700,000      2,700,000
         Waterworks Revenue,
         Sub-Ser B-4, RB
         0.260%, 07/01/35                              8,975,000      8,975,000
      Los Angeles, Ser A, TRAN TECP
         0.320%, 05/11/10                              6,450,000      6,450,000
      Metropolitan, Water District of
         Southern California,
         Waterworks Revenue, (A) (B)
         Ser B, RB
         0.260%, 07/01/28                             16,000,000     15,999,419
         Ser C, RB
         0.260%, 07/01/28                              9,900,000      9,900,000
      Northern California Transmission
         Agency, Oregon Transmission,
         Ser A, RB, AGM Insured (A) (B) (C)
         0.300%, 05/01/24                             10,000,000     10,000,000
      Riverside County, Public
         Facilities, (A) (B) (C)
         Ser A, COP
         0.310%, 12/01/15                              4,100,000      4,100,000
         Ser B, COP
         0.300%, 12/01/15                              2,450,000      2,450,000
         Ser D, COP
         0.310%, 12/01/15                              1,400,000      1,400,000
      Sacramento County, Sanitation
         District, Financing Authority,
         Subordinate Lien, Ser E, RB (A) (B) (C)
         0.270%, 12/01/40                              5,000,000      5,000,000
      Sacramento Unified School District, COP,
         AGM Insured (A) (B) (C)
         0.320%, 03/01/31                             12,100,000     12,100,000

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 71

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      San Diego County, Regional
         Transportation Commission,
         Sales Tax Revenue, Limited Tax,
         Ser B, RB (A) (B) (C)
         0.270%, 04/01/38                           $    930,000   $    930,000
      San Diego Unified School
         District, TRAN
         2.000%, 07/08/10                              9,000,000      9,024,682
      San Diego, COP (A) (B) (C)
         0.500%, 11/01/34                              4,030,000      4,030,000
      San Francisco City & County (A) (B) (C)
         Airports Commission,
         International Airport, RB,
         Ser-A-3
         0.300%, 05/01/30                              4,000,000      4,000,000
         Finance Corporation Lease,
         Revenue, Moscone Center,
         Ser 2008-2, RB
         0.280%, 04/01/30                              5,575,000      5,575,000
      San Gabriel Valley, TECP
         0.320%, 05/11/10                              9,850,000      9,850,000
      Santa Clara County, El Camino
         Hospital District Lease Authority,
         Valley Medical Center Project,
         Ser A, RB (A) (B) (C)
         0.310%, 08/01/15                                550,000        550,000
      Santa Clara Valley,
         Transportation Authority,
         Measure A Ser C,
         RB (A) (B) (C)
         0.250%, 04/01/36                              8,100,000      8,100,000
      University of California, TECP
         0.230%, 05/20/10                             16,000,000     16,000,000
      Vallejo, Multi-Family Housing
         Authority, RB, FNMA
         Insured (A) (B) (C)
         0.300%, 05/15/22                              4,000,000      4,000,000
      Ventura County, TRAN
         2.500%, 07/01/10                              7,000,000      7,024,825
      West Covina, Redevelopment Agency
         Lease Revenue, Lakes Public
         Parking Project, RB (A) (B) (C)
         0.450%, 08/01/18                              1,165,000      1,165,000
      Whittier, Healthcare Facilities,
         Presbyterian Intercommunity,
         Ser B, RB (A) (B) (C)
         0.270%, 06/01/36                              2,800,000      2,800,000
                                                                   ------------
                                                                    555,105,931
                                                                   ------------
      TOTAL MUNICIPAL BONDS
         (Cost $555,105,931)
                                                                    555,105,931
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.1%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                           420,559   $    420,559
      Goldman Sachs ILA - Tax-Exempt
         California Portfolio                              6,450
                                                                          6,450
                                                                   ------------

      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $427,009)
                                                                        427,009
                                                                   ------------

   TOTAL INVESTMENTS - 99.8%
      (Cost $555,532,940) +
                                                                    555,532,940
                                                                   ------------

   OTHER ASSETS & LIABILITIES, NET - 0.2%                               996,349
                                                                   ------------

   NET ASSETS - 100.0%                                             $556,529,289
                                                                   ============

--------------------------------------------------------------------------------

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2010.

(B) PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PCR   - POLLUTION CONTROL REVENUE
RAN   - REVENUE ANTICIPATION NOTE
RB    - REVENUE BOND
SER   - SERIES
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

                                            See note to schedule of investments.

72 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                            LEVEL 2         LEVEL 3
                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                             VALUE AT        QUOTED       OBSERVABLE     UNOBSERVABLE
                                             04/30/10         PRICE         INPUTS          INPUTS
                                           ------------   ------------   ------------   ---------------
   Municipal Bonds                         $555,105,931   $         --   $555,105,931   $            --
   Registered Investment Companies              427,009        427,009             --                --
                                           ------------   ------------   ------------   ---------------
Total:                                     $555,532,940   $    427,009   $555,105,931   $            --
                                           ============   ============   ============   ===============

*     See schedule of investments detail for country breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 73

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 42.7%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - AUTOMOBILE - 4.9% (A)
      Giro Balanced Funding Corp.
         0.601%, 06/11/10                          $130,000,000  $  129,911,167
                                                                 --------------
      TOTAL ASSET-BACKED SECURITY - AUTOMOBILE
         (Cost $129,911,167)                                        129,911,167
                                                                 --------------
   ASSET-BACKED SECURITIES - CREDIT
      CARD - 4.8% (A)
      White Point Funding Inc.
         0.400%, 05/03/10                            76,312,000      76,310,304
         0.601%, 06/01/10                            50,073,000      50,047,129
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
         (Cost $126,357,433)                                        126,357,433
                                                                 --------------
   ASSET-BACKED SECURITIES - DIVERSIFIED
      FINANCIAL ASSETS - 14.6% (A)
      Belmont Funding LLC
         0.400%, 05/03/10                           130,000,000     129,997,111
      Ebbets Funding LLC
         0.400%, 05/06/10                           125,000,000     124,993,056
      Elysian Funding LLC
         0.350%, 05/03/10                           130,000,000     129,997,472
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES - DIVERSIFIED
         FINANCIAL ASSETS
         (Cost $384,987,639)                                        384,987,639
                                                                 --------------
   ASSET-BACKED SECURITY - GOVERNMENT - 1.9% (A)
      Govco LLC
         0.340%, 05/20/10                            50,000,000      49,991,028
                                                                 --------------
      TOTAL ASSET-BACKED SECURITY - GOVERNMENT
         (Cost $49,991,028)                                          49,991,028
                                                                 --------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 9.0% (A)
      Autobahn Funding Co. LLC
         0.280%, 05/07/10                            85,000,000      84,996,032
      Jupiter Securities Co. LLC
         0.250%, 05/03/10                            26,730,000      26,729,629
      Silver Tower U.S. Funding
         1.055%, 08/30/10                           125,000,000     124,558,854
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES - TRADE
         RECEIVABLES
         (Cost $236,284,515)                                        236,284,515
                                                                 --------------
   BANKING - 7.5% (A)
      Beethoven Funding Corp.
         0.350%, 05/06/10                            74,004,000      74,000,403
      PB Finance (Delaware)
         0.751%, 06/04/10                           100,000,000      99,929,167
         0.751%, 06/07/10                            25,000,000      24,980,729
                                                                 --------------
      TOTAL BANKING
         (Cost $198,910,299)                                        198,910,299
                                                                 --------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $1,126,442,081)                                    1,126,442,081
                                                                 --------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 38.8%
--------------------------------------------------------------------------------
      Allied Irish Banks PLC NY,
         Government of Ireland Guaranteed
         1.813%, 05/26/10 (B)                      $125,000,000  $  125,000,000
         1.433%, 09/27/10 (B)                        40,000,000      40,000,000
      Bank of Ireland CT, Government of
         Ireland Guaranteed
         1.413%, 09/24/10 (B)                        50,000,000      50,000,000
         1.115%, 04/28/11 (B)                        75,000,000      75,000,000
      Bank of Nova Scotia TX
         0.449%, 05/06/10 (B)                       100,000,000     100,000,000
      Barclays Bank PLC NY
         1.359%, 05/24/10 (B)                       160,000,000     160,000,000
         Credit Suisse NY
         0.329%, 12/03/10 (B)                        50,000,000      50,000,000
      Natixis NY
         1.099%, 07/07/10 (B)                        75,000,000      75,000,000
         0.605%, 04/21/11 (B)                        50,000,000      50,000,000
         Societe Generale NY
         0.319%, 12/03/10 (B)                       150,000,000     150,000,000
      UBS AG CT
         1.515%, 05/28/10 (B)                        75,000,000      75,000,000
         0.706%, 12/16/10 (B)                        75,000,000      75,000,000
                                                                 --------------
      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $1,025,000,000)                                    1,025,000,000
                                                                 --------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 9.5%
--------------------------------------------------------------------------------
   BANKING - 9.5%
      Bank of Montreal Chicago, MTN (A) (C)
         0.769%, 05/05/11                           150,000,000     150,000,000
      Credit Agricole London,
         MTN (France) (A) (C)
         0.541%, 04/21/11                           100,000,000     100,000,000
                                                                 --------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $250,000,000)                                        250,000,000
                                                                 --------------

--------------------------------------------------------------------------------
   TIME DEPOSITS - 3.4%
--------------------------------------------------------------------------------
      Citibank N.A. Nassau
         0.200%, 05/03/10                            90,000,000      90,000,000
                                                                 --------------
      TOTAL TIME DEPOSITS
         (Cost $90,000,000)                                          90,000,000
                                                                 --------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS - 2.8%
--------------------------------------------------------------------------------
      Citigroup Funding Inc.,
         MTN, TLGP/FDIC Guaranteed (B)
         0.438%, 07/30/10                            50,000,000      50,000,000
      General Electric Capital Corp.,
         MTN, TLGP/FDIC Guaranteed (B)
         0.345%, 07/08/10                            23,000,000      23,000,000
                                                                 --------------
      TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost $73,000,000)                                          73,000,000
                                                                 --------------

                                            See note to schedule of investments.

74 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FOREIGN BANK NOTE - 1.9%
--------------------------------------------------------------------------------
   BANKING - 1.9%
      Westpac Banking Corp., MTN
         (A) (C)
         0.299%, 05/04/11                          $ 50,000,000  $   50,000,000
                                                                 --------------
      TOTAL FOREIGN BANK NOTE
         (Cost $50,000,000)                                          50,000,000
                                                                 --------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.3%
--------------------------------------------------------------------------------
   BANKING - 0.3%
      Albany NY, Industrial Development
         Agency, Civic Facility Revenue,
         St. Rose, Ser B, RB,
         National-RE Insured,
         LOC: Bank of America (D)
         0.300%, 07/01/31                             5,850,000       5,850,000
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge,
         Ser B, RB, LOC: Bank of America (D)
         0.270%, 08/01/41                             3,425,000       3,425,000
                                                                 --------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $9,275,000)                                            9,275,000
                                                                 --------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.180%, dated 04/30/10, matures
         on 05/03/10, repurchase price
         $15,905,540 (collateralized by
         U.S. Treasury Note Obligations,
         par value ranging in par value from
         $1,275,000 - $14,841,200,
         1.000% - 1.375%,
         08/31/11 - 04/15/12, total market
         value $16,223,712)                          15,905,301      15,905,301
                                                                 --------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $15,905,301)                                          15,905,301
                                                                 --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $2,639,622,382) +                                     2,639,622,382
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                            (1,103,432)
                                                                 --------------
   NET ASSETS - 100.0%                                           $2,638,518,950
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2010 WERE $1,426,442,081 AND REPRESENTED 54.1% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2010. THE DATE REPORTED IS THE FINAL MATURITY.

(C) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2010. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2010. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

CT    - CONNECTICUT
FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
MTN   - MEDIUM TERM NOTE
NY    - NEW YORK
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES
TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM
TX    - TEXAS

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 75

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                              LEVEL 2           LEVEL 3
                                           TOTAL FAIR        LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                            VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                            04/30/10          PRICE            INPUTS           INPUTS
                                         --------------   --------------   --------------   --------------
Investments in Securities*               $2,639,622,382   $           --   $2,639,622,382   $           --
                                         ==============   ==============   ==============   ==============

*     See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

76 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 15.8%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.162%, 05/27/10                           $ 10,000,000   $  9,998,510
         0.453%, 06/17/10                             10,000,000      9,994,438
         0.157%, 06/24/10                             10,000,000      9,997,761
                                                                   ------------
         TOTAL U.S. TREASURY BILLS
         (Cost $29,990,709)                                          29,990,709
                                                                   ------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS - 11.6%
--------------------------------------------------------------------------------
      General Electric Capital Corp.,
         MTN, TLGP/FDIC Guaranteed (A)
         0.345%, 07/08/10                              7,000,000      7,000,000
      Straight-A Funding, Series 1, FFBLL **
         0.252%, 07/08/10 (B)                         15,000,000     14,992,917
                                                                   ------------
      TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost $21,992,917)                                          21,992,917
                                                                   ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 72.6%
--------------------------------------------------------------------------------
      Barclays Capital
         0.19%, dated 04/30/10,
         matures on 05/03/10, repurchase
         price $50,000,792 (collateralized
         by a U.S. Treasury Note, par value
         $51,008,200, 1.000%, 04/30/12,
         total market value $51,000,039)              50,000,000     50,000,000
      Credit Suisse Securities (USA)
         0.180%, dated 04/30/10, matures
         on 05/03/10, repurchase price
         $45,133,870 (collateralized by a
         U.S. Treasury Note, par value
         $46,036,000, 3.125% 01/31/17,
         total market value $46,036,000)              45,133,193     45,133,193

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities
         0.18%, dated 04/30/10, matures on
         05/03/10, repurchase price $43,000,645
         (collateralized by various U.S. Treasury
         obligations, ranging in par value
         from $5,657,400 - $20,675,800,
         3.500% - 4.875%, 02/15/16 -
         02/15/18, total market value
         $43,860,087)                               $ 43,000,000   $ 43,000,000
                                                                   ------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $138,133,193)                                        138,133,193
                                                                   ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $190,116,819) +                                         190,116,819
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (24,872)
                                                                   ------------
   NET ASSETS - 100.0%                                             $190,091,947
                                                                   ============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

** RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2010. THE DATE REPORTED IS THE FINAL MATURITY.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2010 WAS $14,992,917 AND REPRESENTED 7.9% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
MTN   - MEDIUM TERM NOTE
TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                                LEVEL 2        LEVEL 3
                                TOTAL FAIR      LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                 VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
                                 04/30/10        PRICE           INPUTS        INPUTS
                               ------------   ------------   ------------   ------------
Investments in Securities*     $190,116,819   $         --   $190,116,819   $         --
                               ============   ============   ============   ============

*     See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 77

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.4%
--------------------------------------------------------------------------------
      FFCB
         0.346%, 05/18/11 (A)                       $ 50,000,000   $ 50,005,570
         0.186%, 05/19/11 (A)                         50,000,000     49,989,348
         0.346%, 07/20/11 (A)                         30,000,000     30,000,000
         FHLB
         0.154%, 08/01/11 (A)                         30,000,000     29,986,768
      FHLMC
         0.194%, 07/12/10 (A)                         50,000,000     50,000,000
         0.232%, 08/24/10 (A)                         25,000,000     24,999,340
         0.233%, 09/26/11 (A)                         25,000,000     24,982,234
      FNMA
         0.160%, 08/11/11 (A)                         30,000,000     29,984,501
                                                                   ------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $289,947,761)                                        289,947,761
                                                                   ------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 17.2%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family
         Housing Revenue Crossing, Ser A, RB
         Guarantee: FNMA (B)
         0.270%, 08/15/33                              4,800,000      4,800,000
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments, RB
         Guarantee: FNMA (B)
         0.290%, 07/15/35                              1,350,000      1,350,000
      California, San Francisco, City & County
         Redevelopment, Ser D, RB
         Guarantee: FNMA (B)
         0.250%, 06/15/34                             26,050,000     26,050,000
      California, Simi Valley,
         Multi-Family Housing Revenue,
         Parker Ranch, RB
         Guarantee: FNMA (B)
         0.300%, 07/15/36                              1,250,000      1,250,000
      California, Statewide Community
         Development Authority,
         Palms Apartments, Ser C, RB
         Guarantee: FNMA (B)
         0.270%, 05/15/35                              3,935,000      3,935,000
      Goldleaf Mortgage, Ser 2007A
         Guarantee: FHLB (B)
         0.320%, 11/01/37                             14,305,000     14,305,000
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B, RB
         Guarantee: FNMA (B)
         0.250%, 10/15/41                             14,225,000     14,225,000

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      New York City Housing Development,
         Multi-Family Rent Housing Revenue, (B)
         Gold Street, Ser B, RB
         Guarantee: FNMA
         0.250%, 04/15/36                           $  2,570,000   $  2,570,000
         Nicole, Ser B, RB
         Guarantee: FNMA
         0.240%, 11/15/35                              5,470,000      5,470,000
         West Street, Ser B, RB
         Guarantee: FNMA
         0.250%, 03/15/36                              7,100,000      7,100,000
         Westport Development, Ser B, RB
         Guarantee: FNMA
         0.240%, 06/15/34                              6,800,000      6,800,000
      New York State, Dormitory Authority
         Revenue, Ser B, RB
         Guarantee: FNMA (B)
         0.240%, 11/15/36                             21,050,000     21,050,000
      New York State, Housing Finance
         Agency Revenue, (B)
         11th Avenue Housing, Ser B, RB
         Guarantee: FNMA
         0.250%, 05/15/41                              5,100,000      5,100,000
         38th Street, Ser B, RB
         Guarantee: FNMA
         0.240%, 05/15/33                             11,200,000     11,200,000
         Biltmore Tower Housing, Ser B, RB
         Guarantee: FNMA
         0.250%, 05/15/34                              1,640,000      1,640,000
         Chelsea Apartments, Ser B, RB
         Guarantee: FNMA
         0.320%, 11/15/36                              2,400,000      2,400,000
         North End, Ser B, RB
         Guarantee: FNMA
         0.250%, 11/15/36                              2,500,000      2,500,000
         Ser B, RB
         Guarantee: FNMA
         0.250%, 05/15/33                             14,900,000     14,900,000
         Tower 31 Housing, Ser A, RB
         Guarantee: FHLMC
         0.250%, 11/01/36                              3,700,000      3,700,000
         Victory Housing 2000, Ser B, RB
         Guarantee: FHLMC
         0.250%, 11/01/33                              1,400,000      1,400,000
         West 33rd Street, Ser B, RB
         Guarantee: FNMA
         0.240%, 11/15/36                              5,500,000      5,500,000

                                            See note to schedule of investments.

78 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      Pennsylvania, Montgomery County,
         Redevelopment Authority, Kingswood
         Apartments Project, Ser A, RB
         Guarantee: FNMA (B)
         0.270%, 08/15/31                           $  6,305,000   $  6,305,000
      Virginia, Chesapeake, Redevelopment &
         Housing Authority, Multi-Family
         Housing Revenue, Alta Great
         Bridge, Ser A, RB
         Guarantee: FNMA (B)
         0.290%, 01/15/41                              2,100,000      2,100,000
      Washington State Housing Finance
         Commission, Multi-Family
         Housing Revenue, (B)
         Ballard Landmark, Ser B, RB
         Guarantee: FNMA
         0.290%, 12/15/41                              3,510,000      3,510,000
         Bridgewood Project, Ser B, RB
         Guarantee: FNMA
         0.290%, 09/01/34                              3,375,000      3,375,000
         Highland Park Apartments,
         Ser B, RB
         Guarantee: FNMA
         0.300%, 07/15/38                              1,960,000      1,960,000
         Pinehurst Apartments Project,
         Ser B, RB
         Guarantee: FNMA
         0.300%, 03/15/39                              1,780,000      1,780,000
         Ranier Court Project, Ser B, RB
         Guarantee: FNMA
         0.270%, 12/15/36                              3,625,000      3,625,000
         Rolling Hills Project, Ser B, RB
         Guarantee: FNMA
         0.290%, 06/15/37                              2,225,000      2,225,000
                                                                   ------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $182,125,000)                                        182,125,000
                                                                   ------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS - 16.5%
--------------------------------------------------------------------------------
      Citigroup Funding Corp., MTN,
         TLGP/FDIC Guaranteed (A)
         0.438%, 07/30/10                             25,000,000     25,000,000
      Straight-A Funding, Series 1,
         FFBLL * (C)
         0.180%, 05/03/10                             50,000,000     49,999,500
         0.252%, 07/07/10                            100,000,000     99,953,472
                                                                   ------------
      TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost $174,952,972)                                        174,952,972
                                                                   ------------

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 38.9%
--------------------------------------------------------------------------------
      Bank of America
         0.190%, dated 04/30/10, matures on
         05/03/10, repurchase price
         $55,000,871 (collateralized by various
         U.S. Treasury Note obligations,
         ranging in par value from
         $27,706,600 - $28,059,500,
         0.8750% -1.000%, 02/28/11 -
         08/31/11, total market value
         $56,100,000)                              $ 55,000,000  $   55,000,000
      Barclays Capital
         0.190%, dated 04/30/10, matures on
         05/03/10, repurchase price $25,000,396
         (collateralized by a U.S. Treasury
         Note, par value $25,504,100,
         1.000%, 04/30/12, total market
         value $25,500,019)                          25,000,000      25,000,000
      Credit Suisse Securities (USA)
         0.190%, dated 04/30/10, matures on
         05/03/10, repurchase price $250,003,958
         (collateralized by a U.S. Treasury Bill,
         par value $255,065,000, 0.000%,
         06/24/10, total market value
         $255,001,223)                              250,000,000     250,000,000
      Deutsche Bank Securities
         0.190%, dated 04/30/10, matures on
         05/03/10, repurchase price $36,766,151
         (collateralized by a U.S. agency
         obligation, par value $37,569,000,
         0.000%, 12/01/10, total market value
         $37,501,376)                                36,765,569      36,765,569
      Goldman Sachs
         0.180%, dated 04/30/10, matures on
         05/03/10, repurchase price $45,000,675
         (collateralized by various U.S. Treasury
         Note obligations, ranging in par value
         from $175,600 - $44,898,300, 3.500% -
         3.625%, 05/15/13 - 02/15/18,
         total market value $45,900,050)             45,000,000      45,000,000
                                                                 --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $411,765,569)                                        411,765,569
                                                                 --------------
   TOTAL INVESTMENTS - 100.0%
         (Cost $1,058,791,302) +                                  1,058,791,302
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (88,752)
                                                                 --------------
   NET ASSETS - 100.0%                                           $1,058,702,550
                                                                 ==============

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 79

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2010. THE DATE REPORTED IS THE FINAL MATURITY.

(B) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF APRIL 30, 2010 WAS $149,952,972 AND REPRESENTED 14.2% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
RB    - REVENUE BOND
SER   - SERIES
TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                            LEVEL 2         LEVEL 3
                               TOTAL FAIR     LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                VALUE AT       QUOTED     OBSERVABLE     UNOBSERVABLE
                                04/30/10       PRICE        INPUTS          INPUTS
                             --------------   -------   --------------   ------------
Investments in Securities*   $1,058,791,302   $    --   $1,058,791,302   $         --
                             ==============   =======   ==============   ============

*     See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

80 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                  Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.0%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.127%, 05/06/10                           $ 36,989,000   $ 36,988,358
         0.147%, 05/13/10                             30,000,000     29,998,550
         0.132%, 05/20/10                             80,000,000     79,994,511
         0.162%, 05/27/10                            100,000,000     99,988,444
         0.225%, 06/10/10                             99,185,000     99,160,524
         0.176%, 06/17/10                            189,243,000    189,200,172
         0.158%, 06/24/10                             96,637,000     96,614,435
         0.147%, 07/22/10                             50,000,000     49,983,486
         0.152%, 07/29/10                             50,000,000     49,981,458
                                                                   ------------
      TOTAL U.S. TREASURY BILLS
         (Cost $731,909,938)                                        731,909,938
                                                                   ------------

   TOTAL INVESTMENTS - 100.0%
      (Cost $731,909,938) +                                         731,909,938
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (97,409)
                                                                   ------------
   NET ASSETS - 100.0%                                             $731,812,529
                                                                   ============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows (see note to schedule of investments):

                                                           LEVEL 2        LEVEL 3
                              TOTAL FAIR     LEVEL 1    SIGNIFICANT     SIGNIFICANT
                               VALUE AT       QUOTED     OBSERVABLE     UNOBSERVABLE
                               04/30/10       PRICE        INPUTS          INPUTS
                             ------------    -------    ------------    ------------
U.S. Treasury Bills          $731,909,938    $    --    $731,909,938    $         --
                             ============    =======    ============    ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 81

NOTE TO SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc., a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets and liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

82 HIGHMARK(R) FUNDS

APRIL 30, 2010 (UNAUDITED)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels each of Fund's investments as of April 30, 2010 is included with each Fund's schedule of investments.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily using the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in forward foreign currency contracts was the International Opportunities Fund. During the nine months ended April 30, 2010, the averages of the buys and sells of principal amount covered by contracts of forward foreign currency contracts entered into by the International Opportunities Fund were $411,786,659 and $(23,055,224), respectively.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

FUTURES CONTRACTS - The Core Equity Fund and the Small Cap Advantage Fund utilized futures contracts during the nine months ended April 30, 2010. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. As of April 30, 2010, the Core Equity Fund and the Small Cap Advantage Fund were the only Funds to have open futures contracts. For open futures contracts see the Schedule of Investments, which is also indicative of activity for the nine months ended April 30, 2010.


                                                            HIGHMARK(R) FUNDS 83

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      HighMark Funds

By (Signature and Title)*  /s/ Earle A. Malm II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date 6/28/10
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Earle A. Malm II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date 6/28/10
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Colleen Cummings
                         -------------------------------------------------------
                           Colleen Cummings, Chief Financial Officer
                           (principal financial officer)

Date 6/28/10
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.